Registration No. 33-44565


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __19__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

      M. D. Roughton, The Principal Financial Group Des Moines, Iowa 50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_   on April 30, 2004 pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PERSONAL VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Personal Variable - A Group Variable Annuity Contract For Employer Sponsored Qualified and Non-Qualified Retirement Plans

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Summary, Deductions
                                Under the Contract, Contingent Deferred Sales Charge, Contract Administration Expense/ Recordkeeping Charge, Mortality and Expense Risks Charge, Distribution of the Contract, Other Expenses, Documentation Expense, Special Services

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits,
                                Withdrawals and Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information


Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Personal Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                               PERSONAL VARIABLE


            (A GROUP VARIABLE ANNUITY CONTRACT FOR EMPLOYER SPONSORED

               QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)

                                THE ("CONTRACT")


           Issued by Principal Life Insurance Company (the "Company")


                      Prospectus dated April 30, 2004


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. It is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"). The assets of the Separate Account Divisions ("Divisions") are invested in the following underlying mutual funds:

               Principal Variable Contracts Fund, Inc.
               ---------------------------------------
 Balanced Account                    Growth Account
 Bond Account                        International Account
 Capital Value Account               MidCap Account
 Government Securities Account       Money Market Account


This Prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference.


Additional information about the Contract, including a Statement of Additional Information ("SAI"), dated April 30, 2004, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is part of this Prospectus. The table of contents of the SAI appears at the end of this Prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

TABLE OF CONTENTS


Glossary of Special Terms ...............................................3

Expense Table and Example...............................................6

Summary.................................................................7

Condensed Financial Information.........................................9

Description of Principal Life Insurance Company.........................10

Principal Life Insurance Company Separate Account B.....................11

The Underlying Mutual Fund..............................................11

Deductions under the Contract ...........................................13

Other Expenses..........................................................16

Surplus Distribution at Sole Discretion of the Company ..................17

The Contract ............................................................17

Statement of Values.....................................................27

Services Available by Telephone.........................................27

Distribution of the Contract............................................27

Performance Calculation.................................................27

Voting Rights...........................................................28

Federal Tax Status......................................................29

Rights Reserved by the Company..........................................33

State Regulation........................................................34

General Information.....................................................34

Table of Contents of the Statement of Additional Information............35

Appendix A..............................................................36

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of an underlying Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the Contract and other Plan assets that correlate to a Plan Participant that are not allocated to the Contract or an Associated or Companion Contract but for which the Company provides record keeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Variable Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTINGENT DEFERRED SALES CHARGE - The charge deducted from certain cash withdrawals from an Investment Account before the Annuity Purchase Date, payments made because of a Termination of Employment or amounts transferred to an Alternate Funding Agent.


CONTRACT ADMINISTRATION/RECORDKEEPING CHARGE - A charge deducted or paid separately by the Contractholder on a quarterly basis each Deposit Year prior to the Annuity Commencement Date or on a complete redemption of Investment Accounts which correlate to a Plan Participant from the Aggregate Investment Accounts that correlate to each Plan Participant.


CONTRACT DATE - The date this Contract is effective, as shown on the face page of the Contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the Contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.

EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the Contract described in this prospectus. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the Contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.


INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles or photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the Contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the Contract.


PLAN PARTICIPANT - A person who is a participant under the Plan, a beneficiary of a deceased participant, or an alternative payee under a Qualified Domestic Relations Order, in whose name an Investment Account has been established under this Contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414(p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the Contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For Contracts sold in the state of Pennsylvania, this term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period of time between when the net asset value of an Account is determined on one Valuation Date and when such value is determined on the next following Valuation Date.


VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the Contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.

SYNOPSIS


The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between investment options.

      CONTRACTHOLDER TRANSACTION EXPENSES /(1)/
-------------------------------------------------------------------------------
Sales charge imposed on purchase payments (as a        none
percentage of purchase payments)
-------------------------------------------------------------------------------
Maximum contingent deferred sales charge (as a
percentage of amount surrendered)/(2)/                 9.00%
.. guaranteed maximum                                   5.00%
..current
-------------------------------------------------------------------------------
Transaction Fees (as a percentage of amount
surrendered)                                           $30 for each unscheduled
.. guaranteed maximum                                    partial surrender after
                                                       the 12th in a Contract
                                                       Year
                                                       none
..current
-------------------------------------------------------------------------------
Transfer Fee                                           $30 for each unscheduled
.. guaranteed maximum                                    transfer after the 12th
                                                       in a Contract Year
                                                       none

..current
-------------------------------------------------------------------------------


/ /

/ //(1)/ The Contractholder must also pay a documentation expense (if applicable) and, if services are provided to multiple employee group locations, a location fee. (See "Other Expenses.")

/(2)/ Surrender charge (as a percentage of amounts surrendered):

              TABLE OF CONTINGENT DEFERRED SALES CHARGE
----------------------------------------------------------------
 NUMBER OF COMPLETED CONTRACT YEARS         CHARGE APPLIED TO ALL
             SINCE EACH                   CONTRIBUTIONS RECEIVED IN
        CONTRIBUTION WAS MADE                 THAT CONTRACT YEAR
 ----------------------------------       -------------------------
    0 (year of purchase payment)                    5.00%
                  1                                 4.25%
                  2                                 3.50%
                  3                                 2.75%
                  4                                 2.00%
                  5                                 1.25%
                  6                                 0.50%
             7 and later                               0%

The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.



Annual Contract Fee (Contract            $34/Plan Participant + (0.35% of the
Administration Expense/Recordkeeping     Balance of the Plan's Investment
Charge) /(1)/                            Accounts and Outside Assets).The
                                         minimum annual charge is $3,000.
-------------------------------------------------------------------------------
Separate Account Annual Expenses (as a
percentage of average account value)
.. guaranteed maximum                     1.25%
..current                                 0.64%
-------------------------------------------------------------------------------
Flexible Income Option (if elected by    $25 per year
the Owner of Benefits)
-------------------------------------------------------------------------------




/ //(1)/ If benefit plan reports are mailed to the Plan Participants' home address, the $34 charge will be increased to $37. If more than one 401(k) or 401(m) non-discrimination tests are provided by the Company in any Deposit Year, the $34 ($37) per Plan Participant Contract Administration Expense may be increased by 3% for each additional test. If benefit plan reports are mailed monthly instead of quarterly, the $34 ($37) charge will be increased by 24%. (See "Deductions Under the Contract.")

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2003



                                                       MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
Total annual underlying mutual fund operating
expenses (expenses that are deducted from            0.44         0.93
underlying mutual fund assets, including management  %            %
fees and other expenses)
-------------------------------------------------------------------------------



Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2003:

           UNDERLYING MUTUAL FUNDS        MANAGEMENT FEES  OTHER EXPENSES   TOTAL EXPENSES/(1)/
           -----------------------        ---------------  --------------   -------------------
       Principal Variable Contracts Fund
       Balanced Account                        0.59%           0.06%             0.65%/(2)/
       Bond Account                            0.46            0.01              0.47
       Capital Value Account                   0.60            0.01              0.61/(2)/
       Government Securities Account           0.43            0.01              0.44
       Growth Account                          0.60            0.01              0.61/(2)/
       International Account                   0.85            0.08              0.93/(2)/
       MidCap Account                          0.60            0.01              0.61/(2)/
       Money Market Account                    0.48            0.01              0.49



/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(2)/ Expense ratio without fees paid indirectly.

Example
This Example is intended to help the Contractholder compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that the Plan Participant invests $10,000 in the contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although actual costs may be higher or lower, based on these assumptions, the costs would be:

(1) If the Owner of Benefits surrenders the contract at the end of the applicable time period:

       SEPARATE ACCOUNT DIVISION          1 YEAR  3 YEARS  5 YEARS   10 YEARS
       -------------------------          ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Balanced                                  $694   $  936   $1,184     $2,062
 Bond                                       676      880    1,087      1,856
 Capital Value                              689      922    1,158      2,009
 Government Securities                      673      871    1,071      1,824
 Growth                                     689      922    1,158      2,009
 International                              721    1,019    1,325      2,358
 MidCap                                     689      922    1,158      2,009
 Money Market                               678      886    1,097      1,878

 * After expense reimbursement

(2) If the Owner of Benefits does not surrender the contract:

                 SEPARATE ACCOUNT DIVISION                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
                 -------------------------                   ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Balanced                                                     178      551       949     2,062
 Bond                                                         159      493       850     1,856
 Capital Value                                                173      536       923     2,009
 Government Securities                                        156      483       834     1,824
 Growth                                                       173      536       923     2,009
 International                                                206      637     1,093     2,358
 MidCap                                                       173      536       923     2,009
 Money Market                                                 161      499       860     1,878

 * After expense reimbursement

SUMMARY

The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 1998, the Contract is no longer offered.

This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


CONTRIBUTIONS
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts. Each Investment Account correlates to a Division of Separate Account B. Each Division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for the underlying mutual fund.


The underlying mutual funds offered through this Contract may have names that are nearly the same or similar to the names of retail mutual funds. However, these underlying mutual funds are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these underlying mutual funds is not necessarily related to the performance of the retail mutual funds. The underlying mutual funds are described in the prospectus for the Principal Variable Contracts Fund, Inc. which accompanies this prospectus.

 DIVISION                                                       INVESTS IN:
 --------                                                       -----------
                                                                Principal Variable Contracts Fund, Inc.
 Balanced                                                        Balanced Account
 Bond                                                            Bond Account
 Capital Value                                                   Capital Value Account
 Government Securities                                           Government Securities Account
 Growth                                                          Growth Account
 International                                                   International Account
 MidCap                                                          MidCap Account
 Money Market                                                    Money Market Account

DISTRIBUTIONS, TRANSFERS AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's Termination of Employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. (See "Withdrawals and Transfers.") Note that withdrawals before age 591/2 may involve an income tax penalty. (See "Federal Tax Status.") No withdrawals are permitted after the Annuity Purchase Date.


CONDENSED FINANCIAL INFORMATION


ACCUMULATION UNIT VALUES
Following are Unit Values for the Personal Variable Annuity Contract for the periods ended December 31.

                                                                NUMBER OF
                                ACCUMULATION UNIT VALUE     ACCUMULATION UNITS
                              ---------------------------      OUTSTANDING
                                 BEGINNING         END        END OF PERIOD
                                 OF PERIOD      OF PERIOD     (IN THOUSANDS)
                                 ---------      ---------  --------------------
 Balanced Division
  2003                             $1.429        $1.687           1,499
  2002                              1.657         1.429           1,586
  2001                              1.792         1.657           1,627
  2000                              1.801         1.792           2,448
  1999                              1.771         1.801           2,849
  1998                              1.592         1.771           2,321
  1997                              1.359         1.592           1,775
  1996                              1.208         1.359           1,015
  1995                               .975         1.208             327
 Period Ended December 31,
 1994/(1)/                          1.000          .975             101
 Bond Division
  2003                              1.784         1,854             959
  2002                              1.644         1.784             825
  2001                              1.530         1.644             768
  2000                              1.423         1.530             804
  1999                              1.471         1.423             998
  1998                              1.374         1.471             766
  1997                              1.251         1.374             487
  1996                              1.229         1.251             274
  1995                              1.012         1.229             124
 Period Ended December 31,
 1994/(1)/                          1.000         1.012               0
 Capital Value Division
  2003                              2.006         2.502           1,618
  2002                              2.339         2.006           1,814
  2001                              2.560         2.339           2,247
  2000                              2.522         2.560           3,098
  1999                              2.651         2.522           4,014
  1998                              2.349         2.651           3,764
  1997                              1.840         2.349           3,443
  1996                              1.498         1.840           2,915
  1995                              1.142         1.498           2,336
  1994                              1.143         1.142           1,638
 Government Securities
 Division
  2003                              1.929         1.952           1,358
  2002                              1.784         1.929           1,598
  2001                              1.669         1.784           1.583
  2000                              1.508         1.669           1,849
  1999                              1.522         1.508           2,111
  1998                              1.414         1.522           1,954
  1997                              1.289         1.414           1,816
  1996                              1.255         1.289           1,936
  1995                              1.060         1.255           1,890
  1994                              1.116         1.060           1,575
  Growth Division
  2003                              1.145         1.439           2,112
  2002                              1.625         1.145           2,200
  2001                              2.200         1.625           2,238
  2000                              2.459         2.200           2,805
  1999                              2.125         2.459           3,115
  1998                              1.763         2.125           2,232
  1997                              1.397         1.763           1,575
  1996                              1.249         1.397             814
  1995                              1.000         1.249             278
 Period Ended December 31,
 1994/(1)/                          1.000         1.000               5
 International Division
  2003                              1.178         1.549           1,215
  2002                              1.413         1.178           1,279
  2001                              1.877         1.413           1,357
  2000                              2.061         1.877           1,683
  1999                              1.647         2.061           1,755
  1998                              1.507         1.647           1,511
  1997                              1.352         1.507           1,014
  1996                              1.087         1.352             487
  1995                               .957         1.087             160
 Period Ended December 31,
 1994/(1)/                          1.000          .957              21
 MidCap Division
  2003                              2.132         2.814           1,352
  2002                              2.352         2.132           1,440
  2001                              2.458         2.352           1,597
  2000                              2.159         2.458           1,979
  1999                              1.922         2.159           2,156
  1998                              1.866         1.922           1,918
  1997                              1.530         1.866           1,478
  1996                              1.270         1.530             830
  1995                               .990         1.270             288
 Period Ended December 31,
 1994/(1)/                          1.000          .990              14
 Money Market Division
  2003                              1.459         1.460           1,541
  2002                              1.448         1.459           1,590
  2001                              1.403         1.448           1,567
  2000                              1.332         1.403           1,680
  1999                              1.278         1.332           1,513
  1998                              1.222         1.278           1,330
  1997                              1.169         1.222           1,056
  1996                              1.119         1.169             841
  1995                              1.066         1.119           1,143
  1994                              1.033         1.066             742

/ //(1)/ Commenced operations on October 3, 1994.

PERFORMANCE CALCULATION
From time to time, the Separate Account will advertise the average annual total return of its various divisions for the Contract. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Investment Account Value. The yield and total return figures vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


FINANCIAL STATEMENTS
The financial statements for Separate Account B and the Company are included in the SAI.

THE PERSONAL VARIABLE ANNUITY CONTRACT


The Personal Variable Annuity Contract is significantly different from a fixed annuity. The owner of a variable annuity assumes the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The amount available for annuity payments under a variable annuity is not guaranteed. The amount available for payments vary with the investment performance of the portfolio securities of the underlying mutual fund(s).


There can be no assurance that the owner's investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


THE SEPARATE ACCOUNT


The Separate Account was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the Commission on July 17, 1970. This registration does not involve Commission supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account.


THE FUNDS


The Principal Variable Contracts Fund, Inc. is a mutual fund registered under the Investment Company Act of 1940 as a diversified open-end investment management company. The underlying mutual fund provides the investment vehicles for the Separate Account. A full description of the underlying mutual fund, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectus (which should be read carefully before investing) and the SAI. ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE FROM US (PLEASE CALL 1-800-633-1373).


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the mutual fund available for investment by the Separate Account. Each Account of the underlying mutual fund corresponds to one of the divisions of the Separate Account. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 2003, the funds it managed had assets of approximately $7.8 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0280.


THE UNDERLYING MUTUAL FUND


Each Division invests in shares of a corresponding Account of the underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially. A brief description for each Account is given in Appendix A.


DEDUCTIONS UNDER THE CONTRACT


A Contract Administration Expense/Recordkeeping Charge and a mortality and expense risks charge are deducted under the Contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals and transfers to alternate Funding Agents from an Investment Account before the Annuity Purchase Date.


There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

A. CONTINGENT DEFERRED SALES CHARGE

 There is no initial sales charge. However, any cash withdrawal from an Investment Account which correlates to a Plan Participant before the Annuity Purchase Date, may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

                     NUMBER OF YEARS FROM THE
                     DATE FIRST CONTRIBUTION
                    WHICH CORRELATES TO A PLAN
                     PARTICIPANT IS ACCEPTED     CONTINGENT DEFERRED SALES
                          BY THE COMPANY             CHARGE PERCENTAGE
                    --------------------------   -------------------------
                     Less than 1                           5.00%
                     1 but less than 2                     4.25
                     2 but less than 3                     3.50
                     3 but less than 4                     2.75
                     4 but less than 5                     2.00
                     5 but less than 6                     1.25
                     6 but less than 7                     0.50
                     7 or more                             None


 The charge will be made by redeeming a sufficient number of units from the Investment Account or Accounts from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals"). If the Investment Account or Accounts from which the withdrawal is made are insufficient to permit the full amount of the charge to be made, a sufficient number of units from other Investment Accounts which correlate to the Plan Participant will be redeemed on a pro rata basis in an amount equal to the charge. If the amounts in the Investment Accounts which correlate to the Plan Participant are insufficient to permit the full amount of the charge to be made, the amount of the withdrawal will be reduced by an amount equal to the charge.


 The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Plan Participant's death or Total and Permanent Disability. The charge also does not apply to amounts paid pursuant to the Flexible Income Option that do not exceed the greater of (i) the minimum annual amount determined in accordance with the minimum distribution rules of the Code, or
 (ii) 10% of the aggregate value of the Investment Accounts which correlate to a Plan Participant determined as of the last Valuation Date in the preceding Deposit Year. The charge also does not apply to transfers between Investment Accounts or transfers to a Companion Contract, transfers from a Premier Annuity Contract or to amounts applied to provide Variable Annuity Payments. The charge may apply to amounts transferred to an alternate Funding Agent. The charge does not apply to amounts redeemed to assure the plan complies with Sections 401(k) and 401(m) of the Code.


 The amount of any Contingent Deferred Sales Charge will never exceed 9% of Contributions which correlate to a Plan Participant. For this purpose, a transfer from a Companion Contract will be considered a Contribution to this Contract.


 The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to defray sales and distribution expenses incurred by the Company. The Company may decrease or eliminate the Contingent Deferred Sales Charge if it estimates that its sales expenses will be lower. The Company will waive the Contingent Deferred Sales Charge on Contracts (except Contracts sold in the state of New York) acquired directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the Contract. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.


B. CONTRACT ADMINISTRATION EXPENSE/RECORDKEEPING CHARGE

 An annual Contract Administration Expense/Recordkeeping Charge of $34 per Plan Participant plus 0.35% of the Annual Balance ($3,000 minimum) will be assessed on a quarterly basis during each Deposit Year. The Annual Balance used to compute the charge is the aggregate value of Investment Accounts which correlate to a Plan Participant, and other Plan assets that correlate to a Plan Participant that are not allocated to the Contract or an

 Associated or Companion Contract but for which the Company provides record keeping services ("Outside Assets"), at the end of each quarter. The $34 per Plan Participant charge is increased to $37 if the Company distributes benefit plan reports directly to the homes of the Plan Participants.


 The Contract Administration Expense/Recordkeeping Charge will be assessed on the earlier of (i) the date the Investment Accounts are paid in full (a total redemption) or (I) each Quarterly Date. One-fourth of the annual charge is normally assessed on each Quarterly Date.


 If the accounts are paid in full (a total redemption) at any time during the Deposit Year, that portion of the $34 ($37) per Plan Participant charge for the Deposit Year in which such total redemption occurs not yet paid to the Company will be assessed in full. However, the remaining part of the Contract Administration Expense/Recordkeeping Charge consisting of the 0.35% of the Average Annual Balance will be assessed on a pro rata basis for any fractional part of the Deposit Year.


 The record keeping expense will be $34 ($37). The record keeping expense is increased by 10% if Plan contributions are not reported in the Company's standard form by modem. In addition, if benefit plan reports are mailed on other than a quarterly basis the $34 ($37) per Plan Participant charge is adjusted according to the following schedule:

   REPORTING FREQUENCY      ADJUSTMENT TO $34 ($37) CHARGE
   -------------------      ------------------------------
          Annual                      9% decrease
       Semi-Annual                    6% decrease
         Monthly                     24% increase



 The $34 ($37) per Plan Participant charge is also adjusted if the Company performs more (or less) than one 401(k) and 401(m) non-discrimination tests in a Deposit Year. Such a charge is increased by 3% for each additional test and is reduced by 3% for each test not performed by the Company.


 The 0.35% portion of the Contract Administration Expense/Recordkeeping charge will be reduced by 10% if the Company has issued an Associated Contract to the Contractholder.


 If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25 will be assessed annually.


 The Company does not expect to recover from the charge to the extent deducted from the Investment Account Values, any amount above its accumulated expenses associated with the administration of the Contracts. However, since a portion of the charge is based on a percent of Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.


 As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of the Contract Administration Expense/Recordkeeping Charge in response to any reasonably-based complaint the Company is unable to rectify from the Contractholder as to the quality of the services covered by such charge.


 A Contractholder may agree to pay all or a portion of the Contract Administration Expense/Recordkeeping Charge separately or have the fees deducted from Investment Accounts which correlate to a Plan Participant.


 If deducted from Investment Accounts, the charge will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative values of such Accounts and will be effected by cancelling a number of units in each such Investment Account equal to such Account's proportionate share of the deduction.


 If the Company provides record keeping services for any Outside Assets, the Contractholder can elect to deduct from Investment Accounts only the $34 ($37) portion of the Contract Administration Expense/Recordkeeping Charges which correlate to Plan Participants.

C. MORTALITY AND EXPENSE RISKS CHARGE

 Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of 0.64%. The Company does not believe that it is possible to specifically identify that portion of the 0.64% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.43% for the mortality risks and 0.21% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.


OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the Contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. In no event are these expenses deductible from Investment Accounts which correlate to Plan Participants. The expenses which the Contractholder must pay, if applicable, include an application fee, a transfer fee, documentation expense, a location fee, Outside Asset Recordkeeping Charge and charges for special services requested by the Contractholder. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all of these expenses or charges in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify.

A. DOCUMENTATION EXPENSE

 The Company can provide a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will be billed $125 if the Contractholder uses a Principal Financial Group Prototype for Savings Plans or Standardized Plan. If the Company provides a sample custom-written Plan, the Contractholder will be billed $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


B. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be billed $150 on a quarterly basis ($600 annually) for each additional employee group or location. In addition, separate contract administration/record keeping charges and documentation fees may apply for each employee group or location requiring separate government reports and/or sample plan documents.


C. OUTSIDE ASSET RECORDKEEPING CHARGE

 If the Company provides record keeping services for Plan assets which correlate to a Plan Participant other than assets under this Contract or an Associated or Companion Contract ("Outside Assets"), the Company will bill the

 Contractholder an Outside Asset Recordkeeping Charge. The annual charge is calculated based upon the following table:

                NUMBER OF                           OUTSIDE ASSET
               MEMBERS WITH                     ANNUAL RECORDKEEPING
             OUTSIDE ACCOUNTS                          EXPENSE
             ----------------              -----------------------------
                   1-25                    $1,000
                  26-49                    $15.30 per member + $614.70
                  50-99                    $13.95 per member + $682.20
                 100-299                   $12.60 per member + $817.20
                 300-499                   $10.35 per member + $1,492.20
                 500-999                   $8.55 per member + $2,392.20
                1000-2499                  $6.30 per member + $4,642.20
                2500-4999                  $5.40 per member + $6,892.20
              5000 and over                $4.50 per member + $11,392.20



 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides record keeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


D. SPECIAL SERVICES

 If requested by the Contractholder, the Company may provide services not provided as part of the contract administration/record keeping services. The Company will charge the Contractholder the cost of providing such services.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

It is not anticipated that any divisible surplus will ever be distributable to the Contract in the future because the Contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.


THE CONTRACT


The Contract was normally issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such inoculated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation Period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS

   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity Payments (b) paid to the Owner of Benefits or the beneficiary or (c) transferred in accordance with the provisions of the Contract.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.


 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of Contributions allocated to that Division. The Unit Value for each Division for the Contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of Contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of Contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of Contracts is equal to


   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.64%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000175, which is the rate for one day that is equivalent to a simple annual rate of 0.64%. The result, 1.0013381, is the current Net

   Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013381) which produces a current Unit Value of $1.0198992.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals
   1.0003288. Deduct from this amount the mortality and expense risks charge of
   0.0000175 (the proportionate rate for one day based on a simple annual rate of 0.64%). The result (1.0003137) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003137), resulting in a current Unit Value of $1.0165922.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.


     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments which correlate to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a Contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).


     An Owner of Benefits may elect to have all or a portion of Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment at any time would be less than $20, the Company may, at its sole option, pay the Variable Annuity Reserves in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a variable annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no Annuity Payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.


     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a variable annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other variable annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.


   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex
                            --------------------------------------
     distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The Contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.


     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001 set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as sex neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as the sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the Contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     The Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (i) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of
     1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

     Instead of Variable Annuity Payments an Owner of Benefits may choose to receive income benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Value which correlates to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts. Payments in excess of the minimum described above may be subject to the Contingent Deferred Sales Charge.


   The Owner of Benefits may terminate the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven
   (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.


   If the Owner of Benefits chooses the Flexible Income Option, an additional charge $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company (upon receipt of due proof of death and any waiver or consent required by applicable state law) will pay the death benefit in accordance with the provisions of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the Contract to the extent permitted by applicable laws; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness), the beneficiary will be deemed a Plan Participant under the Contract.

   A beneficiary may elect to have all or a part of the amount available under this Contract transferred to any Companion Contract. Alternatively, this Contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this Contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. The amount of the death benefit is determined by the terms of the Plan. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to Owners of Benefits under this Contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or the beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The Contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date subject to any charges that may be applied. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. (See "Federal Tax Status.")


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any Notification be accompanied by such certificate.

   d. The amount withdrawn may be subject to the Contingent Deferred Sales Charge and, in the case of a withdrawal of the Aggregate Investment Account Value, will be subject to the Contract Administration Expense/ Recordkeeping Charge. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.


     (Special Note: Under the Texas Education Code, Plan Participants under Contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of Units in the Investment Account to which the transfer is made. The number of Units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the Contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this Contract to the Companion Contract will not be permitted if this Contract has accepted, within the six-month period preceding the proposed transfer from this Contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The Contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder.


   The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge and will be subject to the Contract Administration
   Expense/Recordkeeping Charge.

 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the Contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the Contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a Contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such Contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for Contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.


   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the Contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES

   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another Account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may also add additional Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, Net Investment Factors, Annuity Change Factors; the guaranteed annuity conversion rates; the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts; the Contingent Deferred Sales Charge; and the Contract Administration Expense/Recordkeeping Charge.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by any governmental agency to which the company is subject. In addition, no change on the guaranteed annuity conversion rates or the Contingent Deferred Sales Charge will be effective for any current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the Contract Administration Expense/ Recordkeeping Charge will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.


   Furthermore, the Company may, on 60-days notice to the Contractholder, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.


STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.


SERVICES AVAILABLE BY TELEPHONE



TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day.

Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.



TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.



PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The Contract is no longer offered.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.


The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the variable annuity. The number of Account shares held in Separate Account B which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.


Account shares for which Owners of Benefits or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the Contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information.

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The Contract is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the Contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


 Contributions to Contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in Contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the Contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $10,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of gross salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.

   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS - (SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS)

   CONTRIBUTIONS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


   This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


   The amounts which are deferred may be used by the employer to purchase the Contract. The Contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the PEDC Plan provisions.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.

   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.


   TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $13,000 (2004 limit). In addition, an individual over age 50 may make a "catch-up" contribution of up to $3,000.


   For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $41,000 (2004 limit).


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the Contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the Contract and is treated as the owner for income tax purposes.

   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the Contract allocated to post-August 13, 1982 Contributions under a preexisting Contract are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Contract that are allocated to pre-August 14, 1982 Contributions under a preexisting Contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the Contract.


   If a Plan Participant purchases two or more Contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those Contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the Contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   REQUIRED DISTRIBUTIONS. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the Contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this Contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.


   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The Contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the Contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the Contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


 The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


MARKET TIMING DISCLOSURE
The Contract does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Contract owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of Separate Account B, any Division of Separate Account B or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Contract owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Contracts for which he or she is not the owner; or .. limiting the dollar amount that a Contract owner may transfer at any one time.

IMPORTANT INFORMATION ABOUT PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as it relates to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CONTRACTHOLDERS' INQUIRIES
Contractholders' inquiries should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Independent Auditors....................................................3

Underwriting Commissions................................................3

Calculation of Yield and Total Return...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 5

 Financial Statements................................................... 6

Principal Life Insurance Company

 Report of Independent Auditors......................................... 64

 Consolidated Financial Statements...................................... 65

To obtain a free copy of the SAI, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

APPENDIX A - INVESTMENT DIVISIONS


The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation

              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.


                                     PART B






              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                               PERSONAL VARIABLE
           (A GROUP VARIABLE ANNUITY CONTRACT FOR EMPLOYER SPONSORED
                 QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION


                              DATED APRIL 30, 2004


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Personal Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated April 30, 2004.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines Iowa 50392-2080
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                            Page


Independent Auditors ....................................................3

Underwriting Commissions ................................................3

Calculation of Yield and Total Return...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................5

 Financial Statements...................................................6

Principal Life Insurance Company

 Report of Independent Auditors.........................................64

 Consolidated Financial Statements......................................65

GENERAL INFORMATION AND HISTORY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as independent auditors for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

                                     YEAR                                           PAID TO             RETAINED BY
                                     ----                                          --------             -----------
                                     2003                                         $14,897,344                -
                                     2002                                         $18,879,680                -
                                     2001                                         $14,886,087                -




CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").


Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments that, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2003, the 7-day annualized and effective yields were -0.55% and -0.55%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges.


Assuming the contract had been offered as of the dates indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2003 are:



                                    WITH CONTINGENT DEFERRED SALES CHARGE
                                    -------------------
                            EFFECTIVE                                           SINCE
                              DATE         ONE YEAR   FIVE YEARS  TEN YEARS   INCEPTION
                            ---------      --------  -----------  ---------   ---------
 Balanced Division      December 18, 1987   12.11%     -1.53%       5.16%       7.56%
 Bond Division          December 18, 1987   -1.33       4.16        5.67        7.30
 Capital Value
 Division               May 13, 1970        18.41      -1.73        7.98       11.17
 Government Securities
 Division               April 9, 1987       -3.92       4.53        5.53        6.97
 Growth Division        May 2, 1994         19.32      -8.05           /        4.25
 International
 Division               May 2, 1994         24.86      -1.79           /        4.55
 MidCap Division        December 18, 1987   25.31       7.34       10.86       13.33
 Money Market Division  March 18, 1983      -4.96       2.13        3.31        4.69






                                   WITHOUT CONTINGENT DEFERRED SALES CHARGE
                                   -------------------
                            EFFECTIVE                                           SINCE
                              DATE         ONE YEAR   FIVE YEARS  TEN YEARS   INCEPTION
                            ---------      --------  -----------  ---------   ---------
 Balanced Division      December 18, 1987   18.01%     -1.13%       5.16%       7.56%
 Bond Division          December 18, 1987    3.86       4.58        5.67        7.30
 Capital Value
 Division               May 13, 1970        24.64      -1.34        7.98       11.17
 Government Securities
 Division               April 9, 1987        1.13       4.95        5.53        6.97
 Growth Division        May 2, 1994         25.60      -7.68           /        4.25
 International
 Division               May 2, 1994         31.43      -1.39           /        4.55
 MidCap Division        December 18, 1987   31.91       7.77       10.86       13.33
 Money Market Division  March 18, 1983       0.04       2.55        3.31        4.69




Assuming the contract had been offered as of the periods indicated in the table below and assuming the Contract Administration Expense/Recordkeeping Charge is not deducted from Investment Accounts, the hypothetical average annual total returns for the periods ending December 31, 2003 are:

                                    WITH CONTINGENT DEFERRED SALES CHARGE
                        ----------------------------------------------------------
                            EFFECTIVE                                          SINCE
                              DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
                            ---------      --------  ----------  ---------   ---------
 Balanced Division      December 18, 1987   12.16%     -1.36%      5.36%       7.80%
 Bond Division          December 18, 1987   -1.28       4.32       5.88        7.56
 Capital Value
 Division               May 13, 1970        18.46      -1.55       8.15       11.34
 Government Securities
 Division               April 9, 1987       -3.87       4.68       5.75        7.23
 Growth Division        May 2, 1994         19.37      -7.88                   4.37
 International
 Division               May 2, 1994         24.91      -1.62                   4.69
 MidCap Division        December 18, 1987   25.36       7.49      11.03       13.53
 Money Market Division  March 18, 1983      -4.91       2.29       3.52        4.96






                         WITHOUT CONTINGENT DEFERRED SALES CHARGE
                            EFFECTIVE                                             SINCE
                               DATE         ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION
                            ---------       --------   ----------   ---------   ---------
 Balanced Division      December 18, 1987    18.07%      -0.96%       5.36%       7.80%
 Bond Division          December 18, 1987     3.92        4.75        5.88        7.56
 Capital Value
 Division               May 13, 1970         24.69       -1.16        8.15       11.34
 Government Securities
 Division               April 9, 1987         1.19        5.11        5.75        7.23
 Growth Division        May 2, 1994          25.65       -7.50           /        4.37
 International
 Division               May 2, 1994          31.49       -1.22           /        4.69
 MidCap Division        December 18, 1987    31.96        7.92       11.03       13.53
 Money Market Division  March 18, 1983        0.09        2.70        3.52        4.96

                         Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Growth, AIM V.I. Core Equity, AIM V.I. Premier Equity, American Century VP Income & Growth, American Century VP Ultra, American Century VP Value, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus DIP Founders Discovery, Equity Growth, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, INVESCO VIF-Dynamics, INVESCO VIF-Health Sciences, INVESCO VIF-Small Company Growth, INVESCO VIF-Technology, Janus Aspen MidCap Growth (formerly Janus Aspen Aggressive Growth), LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Templeton Growth Securities, and Utilities Divisions] as of December 31, 2003, and the related statements of operations for the year then ended, and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP

Des Moines, Iowa
February 20, 2004

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2003

                                                AIM V.I. Growth      AIM V.I.
                                                   Division        Core Equity
                                                                     Division
                                               ---------------------------------
                                               ---------------------------------
Assets
Investments in shares of mutual funds, at marke    $20,390,427      $37,820,862

Liabilities                                                  -                -
                                               ---------------------------------
                                               ---------------------------------
Net assets                                         $20,390,427      $37,820,862
                                               =================================
                                               =================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                    $             -  $             -
                                                             -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                   18,044,651       31,417,377
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                          2,345,776        6,403,485
Contracts in annuitization period:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus - Rollover IRA                       -                -
                                               ---------------------------------
                                               ---------------------------------
Total net assets                                   $20,390,427      $37,820,862
                                               =================================
                                               =================================

Investments in shares of mutual funds, at cost     $37,644,636      $47,878,027
Shares of mutual fund owned                          1,374,944        1,806,154

Accumulation units outstanding:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                    3,250,196        3,941,555
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                            430,468          818,474
Accumulation unit value:
   Bankers Flexible Annuity                        $         -      $         -
                                                             -
   Pension Builder Plus                                      -                -
   Pension Builder Plus - Rollover IRA                       -                -
   Personal Variable                                         -                -
   Premier Variable                                          -                -
   Principal Freedom Variable Annuity                        -                -
   The Principal Variable Annuity                         5.55             7.97
   The Principal Variable Annuity With Purchase
       Payment Credit Rider                               5.45             7.82

Annuitized units outstanding:
   Bankers Flexible Annuity                                  -                -
   Pension Builder Plus - Rollover IRA                       -                -
Annuitized unit value:
   Bankers Flexible Annuity                        $         -      $         -
                                                             -
   Pension Builder Plus - Rollover IRA                       -                -

See accompanying notes.

                       American
     AIM V.I.     Century VP Income American Century  American Century
     Premier           & Growth         VP Ultra        VP II Value          Asset
      Equity           Division         Division          Division        Allocation         Balanced
     Division                                                              Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750

              -                 -                -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750
===========================================================================================================
===========================================================================================================



$                -$                -$              - $              -  $                $
                                                                                     -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         2,528,703
              -                 -                -                 -            51,720        10,074,608
              -         3,136,734                -                 -                 -                 -
     28,242,400        14,486,880        5,290,952         8,288,586        75,378,403        87,741,289
      6,236,505         7,189,953        2,660,827         3,692,194         8,855,189         9,326,150

              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $34,478,905       $24,813,567       $7,951,779       $11,980,780       $84,285,312      $109,670,750
===========================================================================================================
===========================================================================================================

    $45,181,933       $22,561,333       $7,429,164       $10,363,668       $84,867,486      $120,368,420
      1,704,345         3,776,799          866,207         1,539,946         7,208,873         8,239,726


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -         1,498,564
              -                 -                -                 -            49,445         5,850,443
              -           341,907                -                 -                 -                 -
      3,947,940         1,588,628          616,274           774,898         3,892,867         5,378,747
        888,179           800,959          314,843           348,564           465,913           582,456

$             -   $             -   $            -    $           -       $         -       $         -
                                                                                    -                 -
              -                 -                -                -                 -                 -
              -                 -                -                -                 -                 -
              -                 -                -                -                 -              1.69
              -                 -                -                -              1.05              1.72
              -              9.17                -                -                 -                 -
           7.15              9.12             8.59             10.70             19.36             16.31
           7.02              8.98             8.45             10.59             19.01             16.01


              -                 -                -                 -                 -                 -
              -                 -                -                 -                 -                 -

$             -   $             -   $            -    $           -       $         -       $          -
                                                                                     -                 -
              -                 -                -                 -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                             Bond         Capital Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $234,068,815     $205,388,604

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $234,068,815     $205,388,604
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $          -   $    2,816,487
                                                                                      -
   Pension Builder Plus                                                               -        3,624,391
   Pension Builder Plus - Rollover IRA                                                -          361,270
   Personal Variable                                                          1,777,852        4,048,865
   Premier Variable                                                           7,936,106       20,135,527
   Principal Freedom Variable Annuity                                         8,101,234        2,194,702
   The Principal Variable Annuity                                           171,918,761      156,299,660
   The Principal Variable Annuity With Purchase Payment Credit Rider         44,334,862       15,637,953
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -           43,250
   Pension Builder Plus - Rollover IRA                                                -          226,499
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $234,068,815     $205,388,604
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $223,802,888     $214,666,449
Shares of mutual fund owned                                                  19,014,526        7,026,637

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -           94,247
   Pension Builder Plus                                                               -          682,229
   Pension Builder Plus - Rollover IRA                                                -           59,846
   Personal Variable                                                            958,753        1,618,427
   Premier Variable                                                           4,193,719        7,849,047
   Principal Freedom Variable Annuity                                           646,003          251,458
   The Principal Variable Annuity                                             9,857,760        7,375,957
   The Principal Variable Annuity With Purchase Payment Credit Rider          2,589,879          751,838
Accumulation unit value:
   Bankers Flexible Annuity                                            $                           29.88
                                                                                      -
   Pension Builder Plus                                                               -             5.31
   Pension Builder Plus - Rollover IRA                                                -             6.04
   Personal Variable                                                               1.85             2.50
   Premier Variable                                                                1.89             2.57
   Principal Freedom Variable Annuity                                             12.54             8.73
   The Principal Variable Annuity                                                 17.44            21.19
   The Principal Variable Annuity With Purchase Payment Credit Rider              17.12            20.80

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -            1,444
   Pension Builder Plus - Rollover IRA                                                -           37,520
Annuitized unit value:
   Bankers Flexible Annuity                                            $                           29.95
                                                                                      -
   Pension Builder Plus - Rollover IRA                                                -             6.04

See accompanying notes.

   Dreyfus DIP                          Fidelity          Fidelity
     Founders           Equity           VIP II         VIP Equity-      Fidelity VIP       Government
    Discovery           Growth         Contrafund          Income           Growth          Securities
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801

              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801
===========================================================================================================
===========================================================================================================



$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -           287,126
              -                  -                -                -                 -            53,401
              -                  -                -                -                 -         2,651,048
              -             72,039                -                -                 -         9,904,817
              -                  -                -                -                 -         1,969,397
      3,995,919        193,535,123       50,895,534       16,150,888        34,799,588       254,772,944
      2,596,208         14,979,872       11,118,454        7,974,452         6,486,225        72,091,068

              -                  -                -                -                 -                 -
              -                  -                -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $6,592,127       $208,587,034      $62,013,988      $24,125,340       $41,285,813      $341,729,801
===========================================================================================================
===========================================================================================================

     $5,614,570       $250,390,820      $61,536,230      $20,380,959       $58,014,035      $329,106,342
        739,028         14,160,695        2,689,245        1,050,755         1,335,246        29,033,968


              -                  -                -                -                 -                 -
              -                  -                -                -                 -           107,440
              -                  -                -                -                 -            18,385
              -                  -                -                -                 -         1,358,239
              -             83,897                -                -                 -         4,948,427
              -                  -                -                -                 -           198,162
        510,594          7,750,226        4,984,662        1,570,415         4,455,612        14,674,895
        337,007            611,156        1,109,393          782,983           846,087         4,230,409

$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -             2.67
              -                  -                -                -                 -             2.90
              -                  -                -                -                 -             1.95
              -                .86                -                -                 -             2.00
              -                  -                -                -                 -             9.94
           7.83              24.97            10.21            10.28              7.81            17.36
           7.70              24.51            10.02            10.18              7.67            17.04


              -                  -                -                -                 -                 -
              -                  -                -                -                 -                 -

$             -      $           -     $          -     $          -      $          -     $           -
                                 -                -                                  -                 -
              -                  -                -                -                 -                 -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                            Growth        International
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $123,359,235     $137,067,625

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $123,359,235     $137,067,625
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                          3,039,321        1,882,070
   Premier Variable                                                          14,695,419        6,911,107
   Principal Freedom Variable Annuity                                                 -        1,255,151
   The Principal Variable Annuity                                            99,902,040      109,123,449
   The Principal Variable Annuity With Purchase Payment Credit Rider          5,722,455       17,895,848
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $123,359,235     $137,067,625
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $177,082,616     $145,457,300
Shares of mutual fund owned                                                  11,265,684       11,939,689

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                          2,111,941        1,215,117
   Premier Variable                                                          10,006,463        4,372,431
   Principal Freedom Variable Annuity                                                 -          144,213
   The Principal Variable Annuity                                             7,024,539        7,445,734
   The Principal Variable Annuity With Purchase Payment Credit Rider            409,938        1,244,027
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus                                                               -                -
   Pension Builder Plus - Rollover IRA                                                -                -
   Personal Variable                                                               1.44             1.55
   Premier Variable                                                                1.47             1.58
   Principal Freedom Variable Annuity                                                 -             8.70
   The Principal Variable Annuity                                                 14.22            14.66
   The Principal Variable Annuity With Purchase Payment Credit Rider              13.96            14.39

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -                -
   Pension Builder Plus - Rollover IRA                                                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                      -                -
   Pension Builder Plus - Rollover IRA                                                -                -

See accompanying notes.

                                                                            INVESCO
  International                                           INVESCO          VIF-Small
 Emerging Markets   International        INVESCO         VIF-Health     Company Growth       INVESCO
     Division     SmallCap Division   VIF-Dynamics   Sciences Division     Division       VIF-Technology
                                        Division                                             Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617
===========================================================================================================
===========================================================================================================



$              -  $                -$              - $                -$              - $              -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
         44,972            19,475                 -                -                 -                -
              -                 -                 -                -                 -                -
     10,692,158        42,419,290         1,176,857        7,725,376         1,775,134        3,814,306
      5,676,639         9,101,089           861,884        4,520,863           721,648        1,763,311

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $16,413,769       $51,539,854        $2,038,741      $12,246,239        $2,496,782       $5,577,617
===========================================================================================================
===========================================================================================================

    $12,224,583   $47,573,432            $1,827,894      $11,311,212        $2,279,001       $5,079,343
      1,276,343   3,753,813                 173,215          696,997           184,537          469,892


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
         32,473   17,002                          -                -                 -                -
              -   -                               -                -                 -                -
        805,643   2,904,637                 160,978          830,053           234,547          716,265
        435,767   634,905                   119,766          493,448            96,864          336,381

$                -$                -$              - $               - $              - $               -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
              -   -                               -                -                 -                -
           1.38   1.15                            -                -                 -                -
              -   -                               -                -                 -                -
          13.27   14.60             7.31             9.31              7.57             5.33
          13.03   14.33             7.20             9.16              7.45             5.24


              -   -                               -                -                 -                -
              -   -                               -                -                 -                -

$                -$                -$              - $              -  $              - $              -
              -   -                               -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003


                                                                          Janus Aspen
                                                                         MidCap Growth       LargeCap
                                                                           Division           Blend
                                                                                             Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $14,913,079      $50,195,427

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $14,913,079      $50,195,427
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            9,565,435       34,773,984
   The Principal Variable Annuity With Purchase Payment Credit Rider         5,347,644       15,421,443
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $14,913,079      $50,195,427
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $16,375,416      $44,092,659
Shares of mutual fund owned                                                    708,460        4,840,446

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            1,819,265        3,446,682
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,036,215        1,543,500
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                 5.26            10.09
   The Principal Variable Annuity With Purchase Payment Credit Rider              5.16             9.99

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

 LargeCap Growth       LargeCap         LargeCap          Limited                         MidCap Growth
 Equity Division     Stock Index          Value      Term Bond Division MidCap Division      Division
                       Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897

              -                 -                 -                                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897
===========================================================================================================
===========================================================================================================



$                -$                -$                $              -  $                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -         3,804,262                -
         32,736           222,192                 -                -        15,928,229           83,880
      1,153,783         9,007,623                 -        1,163,815         2,060,700          921,697
      9,000,888        62,559,154        31,037,619       13,748,453       227,134,683       30,325,632
      5,290,518        22,188,471        11,084,710        5,533,653        28,358,090       10,070,688
              -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $15,477,925       $93,977,440       $42,122,329      $20,445,921      $277,285,964      $41,401,897
===========================================================================================================
===========================================================================================================

    $15,534,139       $97,832,680       $36,138,507      $20,467,800      $228,494,284      $41,046,736
      3,462,623        11,659,732         3,900,216        2,046,639         7,382,480        4,704,761


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -         1,351,969                -
         45,516           239,143                 -                -         5,547,002           88,132
        101,203         1,073,502                 -          116,562           145,693           90,773
      1,674,654         7,596,333         2,947,666        1,380,439         8,364,124        3,254,774
      1,002,839         2,744,912         1,063,037          557,713         1,063,890        1,101,189

$              -  $                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -              2.81                -
            .72               .93                 -                               2.87              .95
          11.40              8.39                 -             9.98             14.14            10.15
           5.37              8.24             10.53             9.96             27.16             9.32
           5.28              8.08             10.43             9.92             26.66             9.15


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

$              -  $                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2003

                                                                          MidCapValue      Money Market
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $37,405,845     $107,056,300

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $37,405,845     $107,056,300
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $       684,160
                                                                                     -
   Pension Builder Plus                                                              -            7,419
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -        2,249,802
   Premier Variable                                                            207,724        8,837,131
   Principal Freedom Variable Annuity                                        2,986,713        5,538,037
   The Principal Variable Annuity                                           24,402,826       67,934,959
   The Principal Variable Annuity With Purchase Payment Credit Rider         9,808,582       21,804,792
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $37,405,845     $107,056,300
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $30,972,017     $107,056,300
Shares of mutual fund owned                                                  2,647,264      107,056,300

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -          318,871
   Pension Builder Plus - Rollover IRA                                               -            3,224
   Personal Variable                                                                 -        1,540,908
   Premier Variable                                                            172,631        5,902,643
   Principal Freedom Variable Annuity                                          175,874          495,764
   The Principal Variable Annuity                                            2,126,346        5,146,528
   The Principal Variable Annuity With Purchase Payment Credit Rider           868,228        1,682,884
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $             -
                                                                                     -
   Pension Builder Plus                                                              -             2.15
   Pension Builder Plus - Rollover IRA                                               -             2.30
   Personal Variable                                                                 -             1.46
   Premier Variable                                                               1.20             1.50
   Principal Freedom Variable Annuity                                            16.98            11.17
   The Principal Variable Annuity                                                11.48            13.20
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.30            12.96

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                $
                                                                                     -                -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                           Templeton
                                        SmallCap          SmallCap          Growth
   Real Estate    SmallCap Division      Growth            Value          Securities        Utilities
     Division                           Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954
===========================================================================================================
===========================================================================================================



$                -$                -$                $              -  $              - $                -
                                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
        277,574            27,900            78,279          158,958                 -           13,897
              -         2,183,307           886,372                -                 -                -
     53,486,975        39,125,515        34,318,730       43,093,686         1,193,400       22,479,806
     17,438,842         8,946,593         6,282,361       13,256,340                 -        4,709,251

              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $71,203,391       $50,283,315       $41,565,742      $56,508,984        $1,193,400      $27,202,954
===========================================================================================================
===========================================================================================================

    $57,114,464       $50,456,140       $67,035,992      $43,367,484        $1,164,379      $34,158,322
      4,778,751         6,309,073         4,971,979        3,757,246           106,649        3,430,385


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
        183,596            30,325           125,381          121,112                 -           17,546
              -           181,997           115,648                -            94,381                -
      3,015,095         4,064,872         3,973,466        2,477,509                 -        2,380,899
      1,001,493           946,964           741,069          776,437                 -          508,141

$                -$                -$                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
           1.51               .92               .62             1.31                 -              .79
              -             12.00              7.66                -             12.64                -
          17.74              9.63              8.64            17.39                 -             9.44
          17.41              9.45              8.48            17.07                 -             9.27


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -

$                -              $   $                $                -$                $                -
                                                  -                                  -
              -                 -                 -                -                 -                -

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2003

                                                                                              American
                                                                              AIM V.I.       Century VP
                                            AIM V.I. Growth  AIM V.I. Core Premier Equity Income & Growth
                                                Division        Equity        Division        Division
                                                               Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $                  $   342,528   $     94,948    $   200,551
                                                         -

Expenses:
   Mortality and expense risks                     221,104         414,692         374,638       211,698
   Separate account rider charges                   10,808          30,921          29,689        30,828
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (231,912)       (103,085)       (309,379)      (41,975)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (losses) on sale of fund          (3,698,841)     (2,904,706)     (1,931,457)     (160,698)
   shares
Capital gain distributions                               -               -               -             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (losses) on investments     (3,698,841)     (2,904,706)     (1,931,457)     (160,698)

Change in net unrealized appreciation or
   depreciation of investments                   8,522,752       9,923,491       8,657,841     4,819,595
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets           $4,591,999      $6,915,700      $6,417,005    $4,616,922
   resulting from operations
                                            ===============================================================

See accompanying notes.

American Century American Century
    VP Ultra         VP Value     Asset Allocation
    Division         Division         Division         Balanced          Bond         Capital Value
                                                       Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -   $     27,160      $  1,467,485    $  2,947,777      $9,567,023      $  2,634,886


        84,793           66,675           949,988       1,146,408       2,712,941         2,070,594
        12,923            9,765            42,431          38,177         224,414            70,556
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (97,716)         (49,280)          475,066       1,763,192       6,629,668           493,736
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


       (79,603)          (6,818)       (1,888,873)     (3,761,560)        694,334        (4,531,146)
             -                -                 -               -               -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (79,603)          (6,818)       (1,888,873)     (3,761,560)        694,334        (4,531,146)


     1,424,749        1,686,630        15,469,547      18,072,534        (229,444)       43,922,707
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $1,247,430       $1,630,532       $14,055,740     $16,074,166      $7,094,558       $39,885,297
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003


                                              Dreyfus DIP                     Fidelity      Fidelity VIP
                                                Founders     Equity Growth     VIP II      Equity- Income
                                               Discovery       Division      Contrafund       Division
                                                Division                      Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $              - $     774,845  $     166,971   $     88,336

Expenses:
   Mortality and expense risks                      42,921       2,342,450        614,994        146,629
   Separate account rider charges                    8,549          67,452         50,628         21,945
                                            ---------------------------------------------------------------
 Net investment income (loss)                      (51,470)     (1,635,057)      (498,651)       (80,238)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares         20,353      (8,432,347)      (862,882)         6,993
Capital gain distributions                               -               -              -              -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments           20,353      (8,432,347)      (862,882)         6,993

Change in net unrealized appreciation or
   depreciation of investments                   1,177,986      50,974,630     13,482,385      3,817,936
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets           $1,146,869     $40,907,226    $12,120,852     $3,744,691
   resulting from operations
                                            ===============================================================

See accompanying notes.

                                                                   International
  Fidelity VIP      Government                                     Emerging Markets   International
 Growth Division    Securities         Growth       International      Division     SmallCap Division
                     Division         Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


 $       66,790      $12,157,064    $     257,644     $  1,132,605    $   108,991     $     509,465


        434,207        4,298,321        1,293,105        1,280,973        118,428           460,118
         28,525          429,981           28,245           68,497         20,123            35,160
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
       (395,942)       7,428,762       (1,063,706)        (216,865)       (29,560)           14,187
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


     (2,771,173)       2,047,895      (12,722,688)      (5,388,986)       (37,158)       (2,820,743)
              -                -                -                -              -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
     (2,771,173)       2,047,895      (12,722,688)      (5,388,986)       (37,158)       (2,820,743)


     12,649,041       (8,300,799)      39,344,003       36,598,232      4,657,895        19,529,973
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

   $  9,481,926     $  1,175,858      $25,557,609      $30,992,381     $4,591,177       $16,723,417
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003

                                                                               INVESCO
                                                INVESCO         INVESCO       VIF-Small       INVESCO
                                              VIF-Dynamics    VIF-Health   Company Growth  VIF-Technology
                                                Division       Sciences       Division        Division
                                                               Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $           -   $              $           -  $              -
                                                                         -

Expenses:
   Mortality and expense risks                     12,167          107,608        20,855          38,727
   Separate account rider charges                   2,374           18,336         3,005           5,813
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (14,541)        (125,944)      (23,860)        (44,540)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares        12,763          (80,827)      (10,029)        (41,504)
Capital gain distributions                              -                -             -               -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments          12,763          (80,827)      (10,029)        (41,504)

Change in net unrealized appreciation or
   depreciation of investments                    310,340        2,291,382       487,677       1,133,877
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets            $308,562       $2,084,611      $453,788      $1,047,833
   resulting from operations
                                            ===============================================================

(1)  Commenced operations May 17, 2003.
(2) Represented the operations of the Janus Aspen Aggressive Growth Division until May 17, 2003 name change.

See accompanying notes.

   Janus Aspen                     LargeCap Growth
  MidCap Growth   LargeCap Blend       Equity          LargeCap     LargeCap Value       Limited
  Division (2)       Division         Division       Stock Index       Division         Term Bond
                                                       Division                       Division (1)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


$              -    $   281,907   $              -   $     978,764    $   396,945        $157,681


       150,205          335,755           66,322           826,478        285,785          61,391
        26,270           46,768           10,959            86,362         33,606           9,132
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (176,475)        (100,616)         (77,281)           65,924         77,554          87,158
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


      (352,135)             (48)        (101,279)       (1,165,193)        (3,999)          1,228
             -                -                -                 -              -               -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      (352,135)             (48)        (101,279)       (1,165,193)        (3,999)          1,228


     3,984,036        6,532,064        1,403,871        18,057,963      6,379,123         (21,879)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $3,455,426       $6,431,400       $1,225,311       $16,958,694     $6,452,678       $  66,507
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2003

                                                                MidCap                         Money
                                                 MidCap         Growth      MidCap Value       Market
                                                Division       Division       Division        Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                  $  2,459,871  $                $     19,422    $1,037,931
                                                                         -

Expenses:
   Mortality and expense risks                   2,705,262         263,987        293,820     1,589,581
   Separate account rider charges                  117,018          26,932         36,614       179,544
                                            ---------------------------------------------------------------
 Net investment income (loss)                     (362,409)       (290,919)      (311,012)     (731,194)
                                            ---------------------------------------------------------------

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (755,382)       (423,898)        36,054             -
Capital gain distributions                               -               -        416,300             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments         (755,382)       (423,898)       452,354             -

Change in net unrealized appreciation or
   depreciation of investments                  65,228,283       7,786,159      7,814,399             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $64,110,492      $7,071,342     $7,955,741   $  (731,194)
                                            ===============================================================

See accompanying notes.

                                                                       Templeton
                                      SmallCap         SmallCap         Growth
   Real Estate       SmallCap          Growth           Value         Securities        Utilities
    Division         Division         Division         Division        Division         Division
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


   $  1,866,654   $       34,210  $                  $     179,433     $  13,448        $1,074,213
                                                -


        611,426          394,638          385,167          496,890         7,646           299,982
         70,679           31,477           26,411           54,747             -            23,085
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      1,184,549         (391,905)        (411,578)        (372,204)        5,802           751,146
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


        261,686         (745,178)      (4,266,680)         130,481       (68,690)         (955,971)
      1,226,227                -                -        1,482,483             -                 -
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
      1,487,913         (745,178)      (4,266,680)       1,612,964       (68,690)         (955,971)


     13,421,069       11,383,631       16,062,643       15,400,567       312,071         3,056,569
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

    $16,093,531      $10,246,548      $11,384,385      $16,641,327      $249,183        $2,851,744
======================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2003 and 2002



                                                  AIM V.I. Growth           AIM V.I. Core Equity Division
                                                      Division                           (1)
                                           ------------------------------- --------------------------------
                                                2003           2002             2003            2002
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (231,912) $    (293,651)   $    (103,085) $    (399,322)
     Net realized gains (losses) on
       investments                             (3,698,841)    (6,562,643)      (2,904,706)    (4,379,890)
     Change in net unrealized
       appreciation or depreciation of
       investments                              8,522,752     (2,200,917)       9,923,491     (2,768,818)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                    4,591,999     (9,507,211)       6,915,700     (7,548,030)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              2,921,012      3,141,075        6,542,195      8,378,629
   Administration charges                          (6,286)        (6,463)         (16,246)       (14,614)
   Contingent sales charges                       (28,226)       (40,128)         (66,785)       (72,832)
   Contract terminations                       (1,343,370)    (1,528,972)      (2,811,000)    (2,700,901)
   Death benefit payments                         (54,747)      (162,128)        (264,248)      (225,707)
   Flexible withdrawal option payments           (288,978)      (387,082)        (742,859)      (798,578)
   Transfer payments to other contracts        (2,357,133)    (4,727,076)      (4,906,450)    (8,400,299)
   Annuity payments                                     -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                      (1,157,728)    (3,710,774)      (2,265,393)    (3,834,302)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                       3,434,271    (12,767,985)       4,650,307    (11,382,332)

Net assets at beginning of period              16,956,156     29,724,141       33,170,555     44,552,887
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $20,390,427    $16,956,156      $37,820,862    $33,170,555
                                           =============================== ================================

(1) Represented the operations of the AIM V.I. Growth and Income Division until May 18, 2002 name change.
(2) Represented the operations of the AIM V.I. Value Division until May 18, 2002 name change.

See accompanying notes.

                                            American Century
         AIM V.I. Premier                      VP Income &                       American Century
        Equity Division (2)                  Growth Division                    VP Ultra Division
----------------------------------------------------------------------- -----------------------------------
      2003              2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


  $    (309,379)   $    (313,140)    $      (41,975)  $      (65,453)     $    (97,716)    $    (40,659)

     (1,931,457)      (3,583,818)          (160,698)        (286,509)          (79,603)        (121,058)

      8,657,841       (9,453,512)         4,819,595       (2,407,849)        1,424,749         (959,449)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,417,005                           4,616,922       (2,759,811)
                     (13,350,470)                                            1,247,430       (1,121,166)



      7,157,212       12,322,649         10,218,486       12,770,864         2,927,583        4,927,420
         (7,644)          (8,719)            (3,560)          (1,758)           (1,742)            (939)
        (44,892)         (56,189)           (18,233)          (7,556)           (9,358)          (3,346)
     (2,056,163)      (2,095,174)          (804,312)        (417,814)         (346,709)         (97,881)
       (234,753)        (124,382)           (10,074)         (35,436)           (8,725)               -
       (510,080)        (493,217)          (271,922)        (163,510)          (51,921)         (48,044)
     (3,552,051)      (7,034,946)        (2,478,544)      (2,268,159)         (654,233)        (874,218)
              -                -                  -                -                 -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        751,629                           6,631,841        9,876,631
                       2,510,022                                             1,854,895        3,902,992
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      7,168,634      (10,840,448)        11,248,763        7,116,820         3,102,325        2,781,826

     27,310,271       38,150,719         13,564,804        6,447,984         4,849,454        2,067,628
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $34,478,905      $27,310,271        $24,813,567      $13,564,804        $7,951,779       $4,849,454
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002


                                                  American Century
                                                     VP II Value                  Asset Allocation
                                                    Division (3)                      Division
                                           ----------------------------------------------------------------
                                           --------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)           $    (49,280)  $    (11,633)    $     475,066    $ (1,083,838)
     Net realized gains (losses) on
       investments                                (6,818)       (28,192)       (1,888,873)     (2,324,940)
     Change in net unrealized
       appreciation or depreciation of         1,686,630        (69,518)
       investments                                                             15,469,547      (9,672,375)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                                          14,055,740     (13,081,153)
   resulting from operations                   1,630,532       (109,343)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             8,985,918      2,672,246        11,761,426      15,341,850
   Administration charges                         (1,114)          (140)          (29,105)        (30,872)
   Contingent sales charges                       (6,831)          (673)         (156,397)       (131,152)
   Contract terminations                        (261,686)       (23,371)       (7,402,576)     (5,022,589)
   Death benefit payments                              -              -          (341,236)       (463,984)
   Flexible withdrawal option payments          (667,673)       (15,310)       (1,859,777)     (1,801,025)
   Transfer payments to other contracts          (62,670)      (159,105)       (6,141,476)    (12,685,206)
   Annuity payments                                    -              -                 -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                         (4,169,143)     (4,792,978)
   principal transactions                      7,985,944      2,473,647
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      9,616,476      2,364,304         9,886,597     (17,874,131)

Net assets at beginning of period              2,364,304              -        74,398,715      92,272,845
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                  $11,980,780     $2,364,304       $84,285,312     $74,398,715
                                           ================================================================

(3) Commenced operations May 18, 2002.

See accompanying notes.

         Balanced Division                    Bond Division                   Capital Value Division
----------------------------------------------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- -----------------------------------                  ------------------


  $    1,763,192   $    2,447,992     $    6,629,668   $    5,175,224   $       493,736  $       539,576

      (3,761,560)      (4,926,549)           694,334           84,496        (4,531,146)      (5,809,835)

      18,072,534      (15,452,608)          (229,444)       8,617,399        43,922,707      (27,195,743)
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

      16,074,166      (17,931,165)         7,094,558       13,877,119        39,885,297      (32,466,002)



      18,779,318       15,422,255         97,781,743       92,915,609        26,528,937       29,628,338
         (42,969)         (45,045)           (87,292)         (54,891)          (84,185)         (95,165)
        (169,951)        (196,260)          (424,783)        (303,357)         (268,398)        (287,845)
     (11,408,037)     (11,270,150)       (23,108,476)     (14,209,960)      (20,481,847)     (20,152,500)
        (599,887)        (915,403)        (1,479,648)      (1,085,450)         (693,211)      (1,075,581)
      (2,545,782)      (2,449,677)        (6,658,430)      (5,185,135)       (3,045,849)      (2,921,981)
      (8,997,884)     (15,120,111)       (49,825,765)     (26,892,927)      (12,151,950)     (21,164,987)
               -                -                  -                -                 -          (27,230)
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------

      (4,985,192)     (14,574,391)        16,197,349       45,183,889       (10,196,503)     (16,096,951)
 ---------------------------------- ----------------------------------- -----------------------------------
      11,088,974      (32,505,556)        23,291,907       59,061,008        29,688,794      (48,562,953)

      98,581,776      131,087,332        210,776,908      151,715,900       175,699,810      224,262,763
 ---------------------------------- ----------------------------------- -----------------------------------
 ---------------------------------- ----------------------------------- -----------------------------------
    $109,670,750    $  98,581,776       $234,068,815     $210,776,908      $205,388,604     $175,699,810
 ================================== =================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                Dreyfus DIP Founders                Equity Growth
                                                 Discovery Division                    Division
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
                                                2003            2002             2003           2002
                                           -------------------------------- -------------------------------
                                           --------------------------------
 Increase (decrease) in net assets
   from operations:
    Net investment income (loss)            $    (51,470) $      (9,418)     $   (1,635,057)$   (2,276,003)
    Net realized gains (losses) on                                                             (14,482,208)
      investments                                 20,353        (15,326)         (8,432,347)
    Change in net unrealized
      appreciation or depreciation of
      investments                              1,177,986       (210,949)         50,974,630    (62,423,911)
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Net increase (decrease) in net assets         1,146,869       (235,693)         40,907,226    (79,182,122)
    resulting from operations
 Changes from principal transactions:
    Purchase payments, less sales
      charges, per payment fees and
      applicable premium taxes                 4,670,327      1,474,948          23,721,939     29,873,196
    Administration charges                          (635)          (210)           (110,042)      (143,434)
    Contingent sales charges                      (3,693)          (413)           (310,937)      (394,218)
    Contract terminations                       (113,190)       (12,304)        (14,794,323)   (15,198,811)
    Death benefit payments                             -              -            (489,218)    (1,583,658)
    Flexible withdrawal option payments          (18,693)        (3,416)         (2,499,045)    (2,707,304)
    Transfer payments to other contracts        (449,843)      (158,464)        (16,359,178)   (35,873,947)
    Annuity payments                                   -              -                   -              -
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Increase (decrease) in net assets from        4,084,273      1,300,141         (10,840,804)   (26,028,176)
    principal transactions
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Total increase (decrease)                     5,231,142      1,064,448          30,066,422   (105,210,298)

 Net assets at beginning of period             1,360,985        296,537         178,520,612    283,730,910
                                           -------------------------------- -------------------------------
                                           -------------------------------- -------------------------------
 Net assets at end of period                  $6,592,127     $1,360,985        $208,587,034   $178,520,612
                                           ================================ ===============================

(3) Commenced operations May 18, 2002.

See accompanying notes.

          Fidelity VIP II               Fidelity VIP Equity-Income             Fidelity VIP Growth
        Contrafund Division                    Division (3)                          Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


  $    (498,651)    $    (281,879)    $     (80,238)    $    (15,101)      $   (395,942)   $    (468,727)

       (862,882)       (1,140,471)            6,993           (4,586)        (2,771,173)      (5,339,145)

     13,482,385        (3,739,862)        3,817,936          (73,555)        12,649,041       (9,894,594)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     12,120,852                                                               9,481,926      (15,702,466)
                       (5,162,212)        3,744,691          (93,242)



     16,621,826        16,911,048        18,497,777        4,429,431          6,797,857        9,529,932
                                             (1,981)            (153)           (12,988)         (12,411)
        (33,487)          (32,971)          (13,974)            (804)           (55,883)         (66,297)
        (87,188)          (71,372)         (476,172)         (28,152)        (2,443,549)      (2,502,664)
     (3,668,213)       (2,707,975)          (46,212)         (17,135)          (238,352)        (343,631)
       (263,210)         (266,439)          (92,982)         (11,271)          (564,683)        (601,760)
       (583,563)         (518,109)       (1,623,880)        (140,601)        (3,348,036)      (8,191,771)
     (5,078,808)       (7,379,607)                -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,907,357         5,934,575                                               134,366       (2,188,602)
                                         16,242,576        4,231,315
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     19,028,209           772,363        19,987,267        4,138,073          9,616,292      (17,891,068)

     42,985,779        42,213,416         4,138,073                -         31,669,521       49,560,589
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $62,013,988       $42,985,779       $24,125,340       $4,138,073        $41,285,813      $31,669,521
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002



                                                Government Securities
                                                      Division                     Growth Division
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $    7,428,762 $    5,283,966   $   (1,063,706) $   (1,678,271)
     Net realized gains (losses) on
       investments                              $2,047,895      1,095,749      (12,722,688)    (21,124,015)
     Change in net unrealized                                  10,603,309
       appreciation or depreciation of
       investments                              (8,300,799)                     39,344,003     (31,876,676)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets            1,175,858     16,983,024       25,557,609     (54,678,962)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             166,618,130    178,463,010       11,123,850      14,753,416
   Administration charges                         (111,613)       (85,506)         (31,657)        (38,633)
   Contingent sales charges                       (602,033)      (420,021)        (174,622)       (259,390)
   Contract terminations                       (33,380,238)   (18,261,751)     (13,004,103)    (16,905,205)
   Death benefit payments                       (1,758,443)    (1,432,966)        (450,714)       (834,250)
   Flexible withdrawal option payments         (10,288,006)    (6,347,844)      (2,055,322)     (2,237,307)
   Transfer payments to other contracts        (98,132,041)   (33,558,128)      (9,204,804)    (22,888,160)
   Annuity payments                                      -              -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from          22,345,756    118,356,794      (13,797,372)    (28,409,529)
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                       23,521,614    135,339,818       11,760,237     (83,088,491)

Net assets at beginning of period              318,208,187    182,868,369      111,598,998     194,687,489
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $341,729,801   $318,208,187     $123,359,235    $111,598,998
                                           ================================================================

See accompanying notes.

                                     International Emerging Markets          International SmallCap
      International Division                     Division                            Division
----------------------------------------------------------------------- -----------------------------------
                                    ----------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


$      (216,865)  $      (820,866)   $      (29,560)  $      (66,338)    $       14,187    $    (362,402)

     (5,388,986)       (8,262,501)          (37,158)        (305,102)        (2,820,743)      (4,043,181)

     36,598,232       (12,240,046)        4,657,895         (487,259)        19,529,973       (1,967,979)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     30,992,381       (21,323,413)        4,591,177                          16,723,417       (6,373,562)
                                                            (858,699)



     34,589,910        28,567,567        12,465,791       10,446,681         15,841,515       15,777,321
        (27,472)          (23,561)           (4,177)          (2,204)           (18,378)         (17,838)
       (165,000)         (184,054)          (11,172)          (4,362)           (56,382)         (56,734)
    (12,302,266)       (9,916,613)         (406,037)        (145,034)        (2,381,535)      (2,142,940)
       (357,558)         (428,285)          (14,928)          (1,693)           (64,560)        (124,755)
     (1,464,149)       (1,402,413)         (114,370)         (67,941)          (362,724)        (369,452)
    (14,243,398)      (23,343,025)       (6,623,773)      (5,304,443)        (9,014,578)     (11,885,022)
              -                 -                 -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
      6,030,066        (6,730,384)        5,291,334                           3,943,358        1,180,580
                                                           4,921,004
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     37,022,447       (28,053,797)        9,882,511        4,062,305         20,666,775       (5,192,982)

    100,045,178       128,098,975         6,531,258        2,468,953         30,873,079       36,066,061
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
   $137,067,625      $100,045,178       $16,413,769     $  6,531,258        $51,539,854      $30,873,079
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                INVESCO VIF-Dynamics             INVESCO VIF-Health
                                                      Division                    Sciences Division
                                           ----------------------------------------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
   Net investment income (loss)               $    (14,541)  $   (5,129)   $    (125,944)   $    (70,378)
   Net realized gains (losses) on
     investments                                    12,763      (32,450)         (80,827)       (209,680)
   Change in net unrealized appreciation
     or depreciation of investments                310,340     (111,822)       2,291,382      (1,415,145)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                                          2,084,611      (1,695,203)
   resulting from operations                       308,562     (149,401)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                               1,803,907      426,735        5,541,177       6,280,236
   Administration charges                             (141)         (56)          (2,778)         (1,510)
   Contingent sales charges                           (881)      (1,094)         (12,459)         (6,240)
   Contract terminations                           (29,106)     (39,433)        (433,839)       (212,500)
   Death benefit payments                                -            -           (6,184)        (39,490)
   Flexible withdrawal option payments              (6,369)      (1,464)         (83,096)        (40,670)
   Transfer payments to other contracts           (394,445)    (165,437)      (1,214,703)     (1,580,969)
   Annuity payments                                      -            -                -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                         3,788,118       4,398,857
   principal transactions                        1,372,965      219,251
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                        1,681,527       69,850        5,872,729       2,703,654

Net assets at beginning of period                  357,214      287,364        6,373,510       3,669,856
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                     $2,038,741     $357,214      $12,246,239      $6,373,510
                                           ================================================================

See accompanying notes.

         INVESCO VIF-Small                       INVESCO                           Janus Aspen
          Company Growth                      VIF-Technology                          MidCap
             Division                            Division                        Growth Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- ------------------
----------------------------------------------------------------------- -----------------------------------


  $    (23,860)     $    (14,147)    $    (44,540)    $    (19,149)      $    (176,475)   $    (158,263)

       (10,029)          (50,771)         (41,504)        (227,517)           (352,135)        (996,833)

       487,677          (299,182)       1,133,877         (662,859)          3,984,036       (2,761,018)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       453,788          (364,100)       1,047,833         (909,525)          3,455,426       (3,916,114)




     1,441,771         1,336,165        4,922,714        2,296,732           3,279,814        6,030,231
          (289)              (99)            (829)            (199)             (5,960)          (3,205)
        (4,298)           (2,368)          (3,577)          (2,901)            (13,260)         (11,199)
      (110,457)          (71,841)        (118,005)        (104,603)           (450,697)        (364,582)
             -                 -           (1,101)         (11,949)             (9,238)         (16,316)
        (7,277)           (6,046)         (35,858)          (6,380)            (63,481)         (81,867)
      (500,675)         (214,401)      (1,590,439)        (926,474)         (1,307,473)      (3,024,293)
             -                 -                -                -                   -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       818,775         1,041,410        3,172,905        1,244,226           1,429,705        2,528,769

----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     1,272,563           677,310        4,220,738          334,701           4,885,131       (1,387,345)

     1,224,219           546,909        1,356,879        1,022,178          10,027,948       11,415,293
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $2,496,782        $1,224,219       $5,577,617       $1,356,879         $14,913,079      $10,027,948
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                   LargeCap Blend                  LargeCap Growth
                                                    Division (3)                   Equity Division
                                           ----------------------------------------------------------------
                                                                           --------------------------------
                                                2003            2002            2003            2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)           $    (100,616)$      (16,959)  $      (77,281) $    (50,755)
     Net realized gains (losses) on
       investments                                    (48)       (12,201)       (101,279)      (205,054)
     Change in net unrealized
       appreciation or depreciation of          6,532,064
       investments                                              (429,296)      1,403,871     (1,229,077)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets                           (458,456)      1,225,311     (1,484,886)
   resulting from operations                    6,431,400
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             35,880,756     13,010,576      11,412,991      3,629,465
   Administration charges                          (4,453)          (487)         (1,468)          (681)
   Contingent sales charges                       (28,597)        (1,718)         (8,718)        (3,794)
   Contract terminations                       (1,007,200)       (55,448)       (345,271)      (130,419)
   Death benefit payments                         (78,070)             -               -         (5,914)
   Flexible withdrawal option payments           (345,381)       (48,562)        (80,392)       (52,501)
   Transfer payments to other contracts        (2,301,433)      (797,500)       (485,490)      (642,758)
   Annuity payments                                     -              -               -              -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from                                        10,491,652      2,793,398
   principal transactions                      32,115,622     12,106,861
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      38,547,022     11,648,405      11,716,963      1,308,512

Net assets at beginning of period              11,648,405              -       3,760,962      2,452,450
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                   $50,195,427    $11,648,405     $15,477,925     $3,760,962
                                           ================================================================

(3) Commenced operations May 18, 2002.
(4) Commenced operations May 17, 2003.

See accompanying notes.

                                                                                Limited

           LargeCap Stock                         LargeCap                 Term Bond Division
           Index Division                    Value Division (3)                   (4)
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
       2003              2002               2003             2002                 2003
------------------------------------------------------------------------- ---------------------


 $       65,924    $      (55,607)    $       77,554    $       19,210       $       87,158

     (1,165,193)       (2,543,046)            (3,999)          (37,589)               1,228

     18,057,963       (13,234,086)         6,379,123          (395,301)             (21,879)
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     16,958,694       (15,832,739)                                                   66,507
                                           6,452,678          (413,680)



     36,342,637        31,404,881         28,340,750        12,749,044           22,826,289
        (23,569)          (20,388)            (3,619)             (609)                (822)
        (99,678)          (90,317)           (22,642)           (3,077)              (7,709)
     (4,675,389)       (3,619,103)          (840,148)         (112,881)            (241,429)
       (372,242)         (472,685)          (171,149)                -                    -
       (931,678)         (816,819)          (328,436)          (80,571)            (126,810)
     (8,252,408)      (12,159,066)        (2,263,092)       (1,180,239)          (2,070,105)
              -                 -                  -                 -                    -
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     21,987,673        14,226,503                                                20,379,414
                                          24,711,664        11,371,667
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
     38,946,367        (1,606,236)        31,164,342        10,957,987           20,445,921

     55,031,073        56,637,309         10,957,987                 -                    -
------------------------------------------------------------------------- ---------------------
------------------------------------------------------------------------- ---------------------
    $93,977,440       $55,031,073        $41,122,329       $10,957,987          $20,445,921
========================================================================= =====================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002


                                                                                    MidCap Growth
                                                   MidCap Division                    Division
                                           ----------------------------------------------------------------
                                                                           --------------------------------
                                                2003            2002             2003           2002
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)          $     (362,409) $     (541,852)  $    (290,919)  $    (221,771)
     Net realized gains (losses) on
       investments                               (755,382)     (1,744,481)       (423,898)     (1,183,678)
     Change in net unrealized
       appreciation or depreciation of
       investments                             65,228,283     (25,759,650)      7,786,159      (4,244,450)
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net increase (decrease) in net assets          64,110,492     (24,557,021)      7,071,342      (5,649,899)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             46,948,409      43,208,980      24,367,262       5,350,625
   Administration charges                        (151,823)       (152,071)         (9,593)         (6,951)
   Contingent sales charges                      (354,125)       (314,421)        (25,053)        (25,805)
   Contract terminations                      (22,917,904)    (18,862,302)     (1,082,557)     (1,032,418)
   Death benefit payments                        (721,203)     (1,316,002)        (44,507)       (194,120)
   Flexible withdrawal option payments         (2,809,581)     (2,314,016)       (254,214)       (178,143)
   Transfer payments to other contracts       (16,710,381)    (25,034,994)     (3,558,250)     (2,955,675)
   Annuity payments                                     -               -               -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from          3,283,392      (4,784,826)     19,393,083         957,513
   principal transactions
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Total increase (decrease)                      67,393,884     (29,341,847)     26,464,430      (4,692,386)

Net assets at beginning of period             209,892,080     239,233,927      14,937,467      19,629,853
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Net assets at end of period                  $277,285,964    $209,892,080     $41,401,897     $14,937,467
                                           ================================================================

See accompanying notes.

       MidCap Value Division              Money Market Division                Real Estate Division
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


  $    (311,012)    $    (140,463)  $      (731,194)  $       176,936      $  1,184,549    $     709,590

        452,354           (84,545)                -                 -         1,487,913           53,604

      7,814,399        (1,432,854)                -                 -        13,421,069         (127,053)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      7,955,741        (1,657,862)         (731,194)          176,936        16,093,531          636,141



     19,350,493        17,078,556       217,597,516       243,677,082        33,670,363       29,659,384
         (4,873)           (1,842)          (41,244)          (41,512)          (20,597)          (9,677)
        (29,423)          (12,713)         (596,012)         (631,403)          (63,577)         (35,049)
     (1,357,377)         (544,299)      (34,795,034)      (28,356,420)       (2,678,121)      (1,278,438)
        (64,534)           (7,893)         (366,961)         (520,141)         (171,470)         (41,983)
       (298,623)         (125,099)       (4,470,525)       (3,795,995)         (929,465)        (598,412)
     (4,289,273)       (2,932,228)     (226,802,386)     (203,885,485)       (9,557,821)      (6,246,781)
              -                 -                 -                 -                 -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

     13,306,390        13,454,482       (49,474,646)        6,446,126        20,249,312       21,449,044
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     21,262,131        11,796,620       (50,205,840)        6,623,062        36,342,843       22,085,185

     16,143,714         4,347,094       157,262,140       150,639,078        34,860,548       12,775,363
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $37,405,845       $16,143,714      $107,056,300      $157,262,140       $71,203,391      $34,860,548
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2003 and 2002

                                                                                   SmallCap Growth
                                                 SmallCap Division                    Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2003           2002             2003            2002
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $    (391,905)  $    (337,335)  $    (411,578) $    (436,810)
     Net realized gains (losses) on
       investments                               (745,178)     (1,243,067)     (4,266,680)    (6,181,169)
     Change in net unrealized
       appreciation or depreciation of
       investments                             11,383,631      (7,851,136)     16,062,643    (15,584,689)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets          10,246,548      (9,431,538)     11,384,385    (22,202,668)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             20,802,456      14,076,016      12,995,577     10,865,423
   Administration charges                          (9,149)         (9,299)         (8,527)        (7,892)
   Contingent sales charges                       (41,695)        (41,053)        (40,596)       (58,629)
   Contract terminations                       (1,877,815)     (1,606,783)     (1,735,316)    (2,237,702)
   Death benefit payments                         (51,960)        (35,185)        (60,987)      (189,814)
   Flexible withdrawal option payments           (561,919)       (419,394)       (375,134)      (456,625)
   Transfer payments to other contracts        (4,081,417)     (6,501,182)     (5,761,304)    (6,430,692)
   Annuity payments                                     -               -               -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         14,178,501       5,463,120       5,013,712      1,484,069
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                     24,425,0549      (3,968,418)     16,398,097    (20,718,599)

Net assets at beginning of period              25,858,266      29,826,684      25,167,645     45,886,244
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $50,283,315     $25,858,266     $41,565,742    $25,167,645
                                           =============================== ================================

See accompanying notes.

                                                Templeton
           SmallCapValue                    Growth Securities
             Division                            Division                       Utilities Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2003             2002              2003             2002               2003             2002
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------


  $    (372,204)    $    (185,267)   $       5,802       $  13,044        $     751,146    $     778,200

      1,612,964          (156,414)         (68,690)        (14,672)            (955,971)      (2,329,517)

     15,400,567        (3,626,861)         312,071        (193,807)           3,056,569       (2,601,000)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

     16,641,327        (3,968,542)         249,183        (195,435)           2,851,744       (4,152,317)



     19,857,714        24,920,511          393,889         533,068            6,513,404        6,289,771
        (14,930)          (10,392)               -               -               (9,835)          (8,784)
        (51,339)          (40,565)          (1,104)           (631)             (36,510)         (41,772)
     (2,238,513)       (1,449,663)        (192,171)       (101,914)          (1,662,129)      (1,503,094)
        (67,528)          (75,303)            (630)              -             (136,040)        (113,986)
       (484,269)         (281,412)          (9,061)        (13,184)            (534,159)        (541,725)
     (7,898,990)       (7,054,164)         (70,616)        (83,290)          (2,744,435)      (6,533,759)
              -                 -                -               -                    -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------

      9,102,145        16,009,012          120,307         334,049            1,390,296       (2,453,349)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     25,743,472        12,040,470          369,490         138,614            4,242,040       (6,605,666)

     30,765,512        18,725,042          823,910         685,296           22,960,914       29,566,580
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $56,508,984       $30,765,512       $1,193,400        $823,910          $27,202,954      $22,960,914
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2003

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2003, contractholder investment options include the following open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3)               AIM V.I. Growth Fund
     Asset Allocation Division                               AIM V.I. Core Equity Fund
     Balanced Division                                       AIM V.I. Premier Equity Fund
     Bond Division                                           American Century Variable Portfolios Inc.:
     Capital Value Division                                    VP Income & Growth
     Equity Growth Division                                    VP Ultra
     Government Securities Division                            VP Value (1)
     Growth Division                                         Dreyfus Investment Portfolios - Founders
     International Division                                    Discovery Portfolio
     International Emerging Markets Division                 Fidelity Variable Insurance Products Fund II:
     International SmallCap Division                           Equity - Income Portfolio
     LargeCap Blend Division                                 Fidelity Variable Insurance Products Fund:
     LargeCap Growth Equity Division                           Contrafund Portfolio
     LargeCap Stock Index Division                             Growth Portfolio
     LargeCap Value Division                                 Franklin Templeton Variable Insurance
     Limited Term Bond Division (2)                            Products Series Trust:
     MidCap Division                                             Growth Securities Fund Class 2
     MidCap Growth Division                                 INVESCO Variable Investment Funds:
     MidCap Value Division                                     Dynamics Fund
     Money Market Division                                     Health Sciences Fund
     Real Estate Division                                      Small Company Growth Fund
     SmallCap Division                                         Technology Fund
     SmallCap Growth Division                                Janus Aspen MidCap Growth Portfolio
     SmallCap Value Division
     Utilities Division

(1) Additional investment option available to contractholders as of May 18, 2002.
(2) Additional investment option available to contractholders as of May 17, 2003.
(3)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2003.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus .03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of .6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2003, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                      Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Bond, Government Securities, Money Market, Limited Term Bond  0.50% - 0.30%
   Balanced, Utilities                                           0.60    - 0.40
   MidCap                                                        0.65    - 0.45
   Asset Allocation, Equity Growth                               0.80    - 0.60
   SmallCap                                                      0.85    - 0.65
   MidCap Growth, Real Estate                                    0.90    - 0.70
   SmallCap Growth                                               1.00    - 0.80
   SmallCap Value                                                1.10    - 0.90
   International SmallCap                                        1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

              Account                             Fee Range
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

   Capital Value, Growth                        0.60% - 0.40%
   Large Cap Blend, Large Cap Value             0.75    - 0.55
   International                                0.85    - 0.65
   MidCap Value                                 1.05    - 0.85
   International Emerging Markets               1.25    - 1.05

3. Federal Income Taxes

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and .35%, respectively.

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2003:

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Growth:
      The Principal Variable Annuity                                  $    2,371,818     $    4,064,676
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         549,194            245,976

   AIM V.I. Core Equity:
      The Principal Variable Annuity                                       4,108,128          7,226,595
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,776,596          2,026,607

   AIM V.I. Premier Equity:
      The Principal Variable Annuity                                       5,220,140          5,999,778
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,032,022            810,134

   American Century VP Income and Growth:
      Principal Freedom Variable Annuity                                   1,278,537            518,882
      The Principal Variable Annuity                                       6,456,393          2,781,760
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,684,108            528,530

   American Century VP Ultra:
      The Principal Variable Annuity                                       2,048,619            680,948
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,963            489,455

   American Century VP II Value:
      The Principal Variable Annuity                                  $    6,325,739    $       831,438
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,687,338            244,975

   Asset Allocation:
      Premier Variable                                                        48,843                648
      The Principal Variable Annuity                                      10,011,147         15,454,626
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,168,919          1,467,712

   Balanced:
      Personal Variable                                                      508,304            584,977
      Premier Variable                                                     2,799,176          4,048,051
      The Principal Variable Annuity                                      13,321,580         19,267,337
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,098,033          1,048,728

   Bond:
      Personal Variable                                                      695,829            397,501
      Premier Variable                                                     3,506,574          4,748,183
      Principal Freedom Variable Annuity                                   4,492,318          2,859,390
      The Principal Variable Annuity                                      66,279,535         60,605,876
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      32,374,511         15,910,800

   Capital Value:
      Bankers Flexible Annuity                                                36,574            390,222
      Pension Builder Plus                                                    61,924            288,249
      Pension Builder - Rollover IRA                                           6,177            259,341
      Personal Variable                                                      479,330            870,985
      Premier Variable                                                     2,777,047          6,961,005
      Principal Freedom Variable Annuity                                     938,656            503,578
      The Principal Variable Annuity                                      18,368,404         27,342,243
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,495,711          2,250,967

   Dreyfus DIP Founders Discovery:
      The Principal Variable Annuity                                  $    2,870,682    $       389,877
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,799,645            247,647

   Equity Growth:
      Premier Variable                                                        46,210             14,404
      The Principal Variable Annuity                                      18,796,507         34,663,624
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,654,067          2,294,617

   Fidelity VIP II Contrafund:
      The Principal Variable Annuity                                      12,569,813          8,676,947
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,218,984          1,703,144

   Fidelity VIP Equity-Income:
      The Principal Variable Annuity                                      12,454,329          1,949,062
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,131,784            474,713

   Fidelity VIP Growth:
      The Principal Variable Annuity                                       4,844,940          6,441,971
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,019,709            684,254

   Government Securities:
      Pension Builder                                                         53,521            264,120
      Pension Builder - Rollover IRA                                           2,588             18,364
      Personal Variable                                                      644,075          1,013,144
      Premier Variable                                                     3,971,220          7,600,107
      Principal Freedom Variable Annuity                                   2,130,863            179,764
      The Principal Variable Annuity                                     122,813,471        107,207,719
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              49,159,457         32,717,459

   Growth:
      Personal Variable                                              $       548,019    $       657,528
      Premier Variable                                                     2,583,483          4,716,857
      The Principal Variable Annuity                                       5,966,332         19,216,656
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,283,660          1,651,531

   International:
      Personal Variable                                                    2,496,088          2,575,915
      Premier Variable                                                     1,056,354          2,356,270
      Principal Freedom Variable Annuity                                     433,070            109,344
      The Principal Variable Annuity                                      19,252,086         18,343,619
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              12,484,919          6,524,168

   International Emerging Markets:
      Premier Variable                                                        39,668                290
      The Principal Variable Annuity                                       5,610,011          2,451,944
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,925,102          4,860,773

   International SmallCap:
      Premier Variable                                                        24,169              7,691
      The Principal Variable Annuity                                       8,599,030          6,903,460
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               7,727,779          5,482,282

   INVESCO VIF-Dynamics:
      The Principal Variable Annuity                                       1,136,386            411,628
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 667,520             33,854

   INVESCO VIF-Health Science:
      The Principal Variable Annuity                                       3,185,917          1,081,237
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,355,261            797,767

   INVESCO VIF-Small Company Growth:
      The Principal Variable Annuity                                  $    1,170,993    $       538,332
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 270,778            108,524

   INVESCO VIF-Technology:
      The Principal Variable Annuity                                       3,820,526          1,612,412
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,102,188            181,937

   Janus Aspen MidCap Growth:
      The Principal Variable Annuity                                       2,027,308          1,282,325
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,252,505            744,258

   LargeCap Blend:
      The Principal Variable Annuity                                      24,481,205          3,024,107
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              11,681,459          1,123,551

   LargeCap Growth Equity:
      Premier Variable Annuity                                                31,782                 10
      Principal Freedom Variable Annuity                                   1,133,013             16,791
      The Principal Variable Annuity                                       6,360,857            722,567
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,887,339            259,252

   LargeCap Stock Index:
      Premier Variable Annuity                                               317,980            199,164
      Principal Freedom Variable Annuity                                   5,078,213          1,646,979
      The Principal Variable Annuity                                      20,445,320         10,930,145
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,479,887          2,491,515

   LargeCap Value:
      The Principal Variable Annuity                                   $  20,774,242     $    3,025,687
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       7,963,453            922,790

   Limited Term Bond:
      Freedom Variable Annuity                                             1,200,249             36,086
      The Principal Variable Annuity                                      15,562,969          1,815,924
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,220,753            665,388

   MidCap:
      Personal Variable Annuity                                              684,979            858,797
      Premier Variable Annuity                                             2,528,759          5,948,976
      Principal Freedom Variable Annuity                                   1,047,485            253,570
      The Principal Variable Annuity                                      32,349,996         35,604,725
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      12,797,062          3,821,230

   MidCap Growth:
      Premier Variable                                                        79,482              3,550
      Principal Freedom Variable Annuity                                     314,218             84,511
      The Principal Variable Annuity                                      17,156,810          4,305,783
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,816,753            871,250

   MidCap Value:
      Premier Variable                                                       150,689              2,037
      Principal Freedom Variable Annuity                                   1,184,820            357,820
      The Principal Variable Annuity                                      12,703,443          4,498,070
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       5,747,266          1,516,613

   Money Market:
      Pension Builder                                              $           5,300   $         30,334
      Pension Builder - Rollover IRA                                             120              8,649
      Personal Variable                                                    3,121,721          3,190,990
      Premier Variable                                                     8,136,388         11,609,636
      Principal Freedom Variable Annuity                                  10,221,887          8,229,799
      The Principal Variable Annuity                                     127,846,480        161,056,649
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      69,303,551         84,715,230

   Real Estate:
      Premier Variable                                                       196,318             27,018
      The Principal Variable Annuity                                      27,227,924         11,304,211
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       9,339,002          2,771,927

   SmallCap:
      Premier Variable                                                        31,203              6,053
      Principal Freedom Variable Annuity                                     917,646            266,891
      The Principal Variable Annuity                                      15,127,491          5,791,906
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,760,327            985,221

   SmallCap Growth:
      Premier Variable                                                        55,623                344
      Principal Freedom Variable Annuity                                     410,509             73,230
      The Principal Variable Annuity                                      10,052,807          7,502,258
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,476,636            817,609

   SmallCap Value:
      Premier Variable                                                        96,456              6,546
      The Principal Variable Annuity                                      16,290,658          9,401,540
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,132,516          1,899,120

   Templeton Growth Securities:
      Principal Freedom Variable Annuity                             $       407,337    $       281,228

   Utilities:
      Premier Variable                                                        11,295              1,487
      The Principal Variable Annuity                                       5,747,737          4,727,504
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,828,585            717,184

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                      2003                             2002
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  AIM V.I. Growth:
     The Principal Variable Annuity            484,359          828,814          450,650        1,292,911
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   112,153           50,156          157,476          103,273

  AIM V.I. Core Equity:
     The Principal Variable Annuity            569,227        1,028,132          796,051        1,547,782
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   384,728          288,326          356,115          211,475

  AIM V.I. Premier Equity:
     The Principal Variable Annuity            830,402          918,040        1,391,604        1,367,431
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   323,247          123,961          399,618          149,824

  American Century VP Income and Growth:
     Principal Freedom Variable Annuity        151,175           61,297          133,152           52,242
     The Principal Variable Annuity            803,449          336,761          986,394          232,719
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   334,017           63,984          448,526           98,507

  American Century VP Ultra:
     The Principal Variable Annuity            265,152           84,858          392,613           76,978
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   113,764           60,994          214,502           59,239

  American Century VP II Value:
     The Principal Variable Annuity            669,378           83,363          202,948           11,065
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   284,369           25,446          102,729           13,088

  Asset Allocation:
     Premier Variable                           49,380              608              177              608
     The Principal Variable Annuity            516,704          859,149          699,433        1,107,937
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   163,557           81,593          180,040           74,444

  Balanced:
     Personal Variable                         287,170         374,542           251,621         292,453
     Premier Variable                        1,620,244       2,581,193         1,582,260       2,900,370
     The Principal Variable Annuity            764,228       1,247,645           597,222       1,660,752
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   292,462          67,910           247,320          39,549

  Bond:
     Personal Variable                         344,432         211,067           285,082         227,502
     Premier Variable                        1,689,114       2,542,934         1,751,775       1,768,796
     Principal Freedom Variable Annuity        340,614         228,130           318,311          86,169
     The Principal Variable Annuity          3,538,733       3,415,480         4,001,168       2,325,586
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,728,507         896,662         1,302,671         350,097

  Capital Value:
     Bankers Flexible Annuity                        -          14,192                 -          34,847
     Pension Builder                             3,798          52,094             2,620         108,092
     Pension Builder - Rollover IRA                  -          46,325             3,091          35,839
     Personal Variable                         196,235         391,931           214,089         647,157
     Premier Variable                        1,113,028       3,086,904         1,129,392       3,134,635
     Principal Freedom Variable Annuity        113,326          62,464            53,849          33,599
     The Principal Variable Annuity            908,167       1,415,207           974,682       1,816,212
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   321,160         116,508           408,318         120,147

  Dreyfus DIP Founders Discovery:
     The Principal Variable Annuity            428,938          52,052           129,255          17,087
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   268,903          33,063            97,573           8,515

  Equity Growth:
     Premier Variable                           60,015          17,093            65,036          24,572
     The Principal Variable Annuity            823,878       1,507,088           984,343       2,356,674
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   247,826          99,764           284,490         105,889

  Fidelity VIP II Contrafund:
     The Principal Variable Annuity          1,407,331         946,698         1,417,094       1,165,210
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   472,362         185,821           527,886         123,405

  Fidelity VIP Equity-Income:
     The Principal Variable Annuity          1,400,843         204,545           392,209          18,092
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   689,693          49,819           150,297           7,188

  Fidelity VIP Growth:
     The Principal Variable Annuity            703,551         922,581           960,906       1,571,530
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   293,289          97,995           358,576         161,496

  Government Securities:
     Pension Builder                            12,859          95,979               472          42,001
     Pension Builder - Rollover IRA                  -           6,073                 -           2,705
     Personal Variable                         271,996         511,325           327,960         313,459
     Premier Variable                        1,756,820       3,795,310         2,397,856       1,375,930
     Principal Freedom Variable Annuity        215,886          17,724                 -               -
     The Principal Variable Annuity          6,640,193       6,020,910         7,207,006       2,553,992
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 2,657,919       1,837,450         3,160,128         844,323

  Growth:
     Personal Variable                         424,611         512,337           422,806         461,139
     Premier Variable                        2,003,622       3,575,437         2,282,355       5,523,939
     The Principal Variable Annuity            469,031       1,484,340           592,034       2,529,680
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   179,525         127,568           210,960         124,127

  International:
     Personal Variable                       1,838,583       1,902,086           226,081         304,176
     Premier Variable                          759,923       1,782,059           940,361       2,522,426
     Principal Freedom Variable Annuity         56,689          14,401            42,289          19,922
     The Principal Variable Annuity          1,556,109       1,500,893         1,334,537       2,074,309
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,009,132         533,814           899,641         542,765

  International Emerging Markets:
     Premier Variable                           32,214             284               543               -
     The Principal Variable Annuity            560,042         260,591           572,129         218,641
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   691,327         516,600           563,541         414,003

  International SmallCap:
     Premier Variable                           23,530           7,068               540               -
     The Principal Variable Annuity            777,547         646,940           886,632         960,686
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   698,766         513,758           617,296         432,463

  INVESCO VIF-Dynamics:
     The Principal Variable Annuity            175,599          59,802            42,827          28,373
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   103,148           4,918            21,062           4,803

  INVESCO VIF-Health Science:
     The Principal Variable Annuity            388,598         126,290           505,616         189,872
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   287,280          93,181           221,075          42,685

  INVESCO VIF-Small Company Growth:
       The Principal Variable Annuity          170,189          76,562           131,333          35,436
       The Principal Variable Annuity
         With Purchase Payment Credit
         Rider                                  39,354          15,434            67,376          14,266

  INVESCO VIF-Technology:
     The Principal Variable Annuity            817,643          330,529          307,217          178,237
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   235,883           37,295          114,766           21,551

  Janus Aspen MidCap Growth:
     The Principal Variable Annuity            447,141          264,331          778,524          590,146
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   276,253          153,417          523,072          216,894

  LargeCap Blend:
     The Principal Variable Annuity          2,707,763          307,743        1,144,371           97,709
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,292,037          114,336          378,406           12,607

  LargeCap Growth Equity:
     Premier Variable                           45,514                -                -                -
     The Principal Variable Annuity          1,247,739          137,913          452,792          106,255
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   762,537           49,483          198,616           57,185
     Principal Freedom Variable Annuity        102,633            1,430                -                -

  LargeCap Stock Index:
     Premier Variable                          396,040          236,783           44,264           16,509
     Principal Freedom Variable Annuity        652,264          214,607          373,982          213,128
     The Principal Variable Annuity          2,754,982        1,460,914        2,645,069        1,826,840
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,546,901          333,014        1,212,394          391,687

  LargeCap Value:
     The Principal Variable Annuity          2,239,085          309,520        1,157,007          138,906
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   858,315           94,399          329,795           30,674

  Limited Term Bond:
     Freedom Variable Annuity                  119,931            3,369                -                -
     Flexible Variable Annuity               1,558,552          178,113                -                -
     Flexible Variable Annuity With
       Purchase Payment Credit Rider           622,977           65,264                -                -

  MidCap:
     Personal Variable                         270,727          359,057          235,969          392,570
     Premier Variable                          971,618        2,448,608        1,334,981        3,168,504
     Principal Freedom Variable Annuity         82,488           20,935           43,395           22,298
     The Principal Variable Annuity          1,329,612        1,485,789        1,291,229        1,733,622
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   525,970          159,460          486,011          123,744

  MidCap Growth:
     Premier Variable                           91,221            3,662              732              159
     Principal Freedom Variable Annuity      2,009,469          508,510           18,372           16,139
     The Principal Variable Annuity            798,403          102,894          401,230          514,628
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                    34,516            9,419          270,549           60,177

  MidCap Value:
     Premier Variable                          134,054            1,698           41,236            1,953
     Principal Freedom Variable Annuity         77,798           24,519           83,966           25,456
     The Principal Variable Annuity          1,304,130          459,954        1,326,059          305,387
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   590,012          155,083          404,553           69,964

  Money Market:
     Pension Builder                                 -            9,230                -           15,040
     Pension Builder - Rollover IRA                  -            3,690                -               44
     Personal Variable                       2,125,679        2,174,945          718,311          694,825
     Premier Variable                        5,387,943        7,735,487        4,884,967        6,023,337
     Principal Freedom Variable Annuity        911,375          732,695          716,580          539,327
     The Principal Variable Annuity          9,667,999       12,150,811       10,035,799        9,944,024
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 5,240,869        6,391,284        7,168,381        6,792,273

  Real Estate:
     Premier Variable                          139,195           19,128           68,767            9,373
     The Principal Variable Annuity          1,658,694          730,167        1,760,670          567,550
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   568,921          179,046          529,742           76,407

  SmallCap:
     Premier Variable                           36,118            6,689              353              890
     Principal Freedom Variable Annuity         85,994           25,858           95,765           47,255
     The Principal Variable Annuity          1,776,722          691,461        1,167,677          885,447
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   559,100          117,620          398,685          111,467

  SmallCap Growth:
     Premier Variable                           93,066              498           33,955            1,141
     Principal Freedom Variable Annuity         62,059           10,328           47,056           19,660
     The Principal Variable Annuity          1,349,339          997,551          950,879        1,094,881
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   332,427          108,715          344,682          117,939

  SmallCap Value:
     Premier Variable                           90,885            5,997           25,857            2,828
     The Principal Variable Annuity          1,077,174          663,797        1,426,853          575,240
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   339,373          134,088          487,623          145,625

  Templeton Growth Securities:
     Principal Freedom Variable Annuity         36,790           27,779           46,311           18,329

  Utilities:
     Premier Variable                           14,396            1,922            5,863              791
     The Principal Variable Annuity            565,142          516,008          547,952          909,833
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   179,794           78,281          169,753          109,959

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to       Lowest to Highest
        Division       (000's)    Expense Ratio      (000s)    Ratio (1)        Highest          Expense Ratio
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------                              ------------------------------------------------------

   AIM V.I. Growth:
      2003               3,681    $5.55 to $5.45      $20,390      -    %   1.25% to 1.85%      29.61% to 28.84%
      2002               3,963     4.28 to 4.23        16,956      -         1.25 to 1.85      (31.83) to (32.24)
      2001               4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)
   AIM V.I. Core
      Equity:
        2003             4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
        2002             5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
        2001             5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)
   AIM V.I. Premier
      Equity:
        2003             4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
        2002             4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
        2001             4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)
   American Century
      VP Income &
      Growth:
        2003             2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
        2002             1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
        2001               720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)
   American Century
      VP Ultra:
        2003               931     8.59 to 8.45         7,952      -         1.25 to 1.85        23.35 to 22.61
        2002               698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
        2001 (6)           227     9.12 to 9.08         2,068      -         1.25 to 1.85      (17.57) to (18.22)
   American Century
      VP Value:
        2003             1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
        2002 (5)           282     8.41 to 8.38         2,364      -         1.25 to 1.85      (14.96) to (15.28)

   Asset Allocation:
      2003               4,408   $1.05 to $19.01    $  84,285      1.93%    0.42% to 1.85%     21.08% to 19.38%
      2002               4,620    0.86 to 15.92        74,399      -         0.42 to 1.85     (12.78) to (14.54)
      2001               4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85      (2.40) to (5.67)
   Balanced:
      2003              13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85       18.33 to 16.65
      2002              14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85     (13.55) to (14.78)
      2001              16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85      (7.69) to (8.67)
   Bond:
      2003              18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85        4.15 to 2.67
      2002              17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85        8.80 to 7.26
      2001              14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85        7.74 to 6.14
   Capital Value:
      2003              18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85       24.97 to 23.20
      2002              21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85     (14.02) to (15.25)
      2001              24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85      (8.43) to (9.74)
   Dreyfus DIP
      Founders
      Discovery:
        2003               848     7.83 to 7.70         6,592      -         1.25 to 1.85       34.49 to 33.69
        2002               235     5.82 to 5.76         1,361      -         1.25 to 1.85     (34.06) to (34.46)
        2001 (6)            34     8.82 to 0.79           297      -         1.25 to 1.85     (23.55) to (24.13)
   Equity Growth:
      2003               8,445    0.86 to 24.51       208,587      0.41      0.42 to 1.85       25.42 to 23.64
      2002               8,938    0.68 to 19.82       178,521      0.27      0.42 to 1.85     (28.02) to (29.04)
      2001              10,091    0.95 to 27.94       283,731      0.11      0.42 to 1.85     (12.00) to (16.42)
   Fidelity VIP II
      Contrafund:
        2003             6,094    10.21 to 10.02       62,014      0.33      1.25 to l.85       26.76 to 26.00
        2002             5,347     8.05 to 7.95        42,986      0.68      1.25 to 1.85     (10.55) to (11.09)
        2001             4,691     9.01 to 8.95        42,213      0.67      1.25 to 1.85     (13.50) to (13.94)
   Fidelity VIP
      Equity-Income:
        2003             2,353    10.28 to 10.18       24,125      0.70      1.25 to 1.85       28.41 to 27.65
        2002 (5)           517     8.01 to 7.98         4,138      -         1.25 to 1.85     (19.14) to (19.44)

   Fidelity VIP
      Growth:
        2003             5,302   $7.81 to $7.67      $41,286      0.19%    1.25% to 1.85%      31.13% to 30.35%
        2002             5,325    5.96 to 5.88        31,670      0.15      1.25 to 1.85      (31.07) to (31.48)
        2001             5,739    8.64 to 8.58        49,561      -         1.25 to 1.85      (18.72) to (19.29)
   Government
      Securities:
        2003            25,536    2.00 to 17.04      341,730      3.41      0.42 to 1.85        1.41 to (0.03)
        2002            26,265    1.97 to 17.05      318,208      3.45      0.42 to 1.85         8.34 to 6.80
        2001            18,304    1.82 to 15.96      182,868      4.93      0.42 to 1.85         7.06 to 5.63
   Growth:
      2003              19,553    1.47 to 13.96      123,359      0.23      0.42 to 1.85        25.93 to 24.15
      2002              22,176    1.17 to 11.24      111,599      0.02      0.42 to 1.85      (29.37) to (30.37)
      2001              27,307    1.65 to 16.15      194,687      -         0.42 to 1.85      (26.01) to (26.89)
   International:
      2003              14,422    1.47 to 14.39      137,068      1.04      0.42 to 1.85        31.78 to 29.91
      2002              14,934    1.20 to 11.07      100,045      0.49      0.42 to 1.85      (16.42) to (17.61)
      2001              16,955    1.44 to 13.44      128,099      0.15      0.42 to 1.85      (24.21) to (25.66)
   International
      Emerging
      Markets:
        2003             1,274    1.38 to 13.03       16,414      1.11      0.42 to 1.85        56.56 to 54.32
        2002               768    8.55 to 8.44         6,532      0.14      0.42 to 1.85       (8.78) to (9.32)
        2001               264    9.37 to 9.31         2,469      0.50      1.25 to 1.85       (5.44) to (5.96)
   International
      SmallCap:
        2003             3,557    1.15 to 14.33       51,540      1.36      0.42 to 1.85        53.55 to 51.33
        2002             3,225    0.88 to 9.47        30,873      0.27      0.42 to 1.85      (2.56) to (17.74)
        2001             3,113   11.59 to 11.52       36,066      -         1.25 to 1.85      (22.83) to (23.25)
   INVESCO
      VIF-Dynamics:
        2003               281    7.31 to 7.20         2,039      -         1.25 to 1.85        36.11 to 35.30
        2002                67    5.37 to 5.32           357      -         1.25 to 1.85      (32.75) to (33.15)
        2001 (6)            36    7.99 to 7.96           287      -         1.25 to 1.85      (40.42) to (40.85)

   INVESCO VIF-Health
      Science:
        2003               1,324  $9.31 to $9.16    $  12,246       -    %   1.25% to 1.85%      26.20% to 25.44%
        2002                 867   7.38 to 7.30         6,374       0.21      1.25 to 1.85      (25.14) to (25.59)
        2001 (6)             373   9.85 to 9.82         3,670       -         1.25 to 1.85       (6.01) to (6.55)
   INVESCO VIF-Small
      Company Growth:
        2003                 331   7.57 to 7.45         2,497       -         1.25 to 1.85        31.78 to 30.99
        2002                 214   5.74 to 5.69         1,224       -         1.25 to 1.85      (31.97) to (32.38)
        2001 (6)              65   8.44 to 8.41           547       -         1.25 to 1.85      (31.05) to (31.46)
   INVESCO
      VIF-Technology:
        2003               1,053   5.33 to 5.24         5,578       -         1.25 to 1.85        43.49 to 42.63
        2002                 367   3.71 to 3.68         1,357       -         1.25 to 1.85      (47.51) to (47.82)
        2001 (6)             145   7.07 to 7.04         1,022       -         1.25 to 1.85      (58.05) to (55.94)
   Janus Aspen MidCap
      Growth:
        2003               2,855   5.26 to 5.16        14,913       -         1.25 to 1.85        33.09 to 32.30
        2002               2,550   3.95 to 3.90        10,028       -         1.25 to 1.85      (29.01) to (29.44)
        2001               2,055   5.57 to 5.53        11,415       -         1.25 to 1.85      (40.35) to (40.67)
   LargeCap Blend:
      2003                 4,990   10.09 to 9.99       50,195       0.98      1.25 to 1.85        22.22 to 21.49
      2002 (5)             1,412   8.25 to 8.22        11,648       0.87      1.25 to 1.85      (16.46) to (16.76)
   LargeCap Growth
      Equity:
        2003               2,824   0.72 to 5.28        15,478       -          0.42 to 1.85       22.63 to 20.89
        2002                 855   4.42 to 4.36         3,761       -         1.25 to 1.85      (34.10) to (34.50)
        2001                 367   6.71 to 6.66         2,452       -         1.25 to 1.85      (30.93) to (31.41)
   LargeCap Stock Index:
        2003              11,654   0.93 to 8.08        93,977       1.41      0.42 to 1.85        27.78 to 25.97
        2002               8,549   0.73 to 6.42        55,031       1.21      0.42 to 1.85      (22.77) to (23.86)
        2001               6,721   0.94 to 8.43        56,637       1.06      0.42 to 1.85      (14.40) to (13.72)

   LargeCap Value
      2003                 4,011 $10.53 to $10.43   $  42,122       1.63%    1.25% to 1.85%      26.46% to 25.71%
      2002 (5)             1,317   8.33 to 8.29        10,958       1.89      1.25 to 1.85      (15.99) to (16.30)
   Limited Term Bond:
      2003 (4)             2,055   9.98 to 9.92        20,446       2.63      0.85 to 1.85       (0.25) to (0.86)
   MidCap:
      2003                16,473   2.87 to 26.66      277,286       1.06      0.42 to 1.85        32.25 to 30.38
      2002                17,766   2.17 to 20.44      209,892       0.96      0.42 to 1.85      (9.13) to (10.42)
      2001                19,815   2.39 to 22.82      239,234       0.76      0.42 to 1.85       (4.02) to (5.51)
   MidCap Growth:
      2003                 4,535   0.95 to 9.15        41,402       -         0.42 to 1.85        39.99 to 38.00
      2002                 2,226   0.68 to 6.63        14,937       -         0.42 to 1.85      (39.86) to (27.62)
      2001                 2,126   9.96 to 9.16        19,630       -         0.85 to 1.85      (17.65) to (18.43)
   MidCap Value:
      2003                 3,343   1.20 to 11.30       37,406       0.08      0.42 to 1.85        35.92 to 33.99
      2002                 1,878   0.89 to 8.43        16,144       0.73      0.42 to 1.85      (10.34) to (11.61)
      2001                   425   0.99 to 9.54         4,347       0.21      0.42 to 1.85      (2.40) to (10.14)
   Money Market:
      2003                15,091   1.50 to 12.96      107,056       0.78      0.42 to 1.85        0.31 to (1.11)
      2002                20,955   1.49 to 13.11      157,262       1.40      0.42 to 1.85        0.99 to (0.45)
      2001                21,440   1.48 to 13.16      150,639       3.67      0.42 to 1.85         3.50 to 2.02
   Real Estate:
      2003                 4,200   1.51 to 17.41       71,203       3.69      0.42 to 1.85        38.33 to 36.37
      2002                 2,762   1.09 to 12.77       34,861       4.15      0.42 to 1.85         7.27 to 5.75
      2001                 1,056   1.02 to 12.07       12,775       4.80      0.42 to 1.85         4.80 to 6.72
   SmallCap:
      2003                 5,224   0.92 to 9.45        50,283       0.10      0.42 to 1.85        36.29 to 34.32
      2002                 3,608   0.68 to 7.03        25,858       0.09      0.42 to 1.85      (27.63) to (28.66)
      2001                 2,990   0.93 to 9.86        29,827       -         0.42 to 1.85       (16.80) to 0.61
   SmallCap Growth:
      2003                 4,956   0.62 to 8.48        41,566       -         0.42 to 1.85        45.04 to 42.98
      2002                 4,236   0.43 to 5.93        25,168       -         0.42 to 1.85      (44.13) to (46.85)
      2001                 4,093   9.88 to 11.15       45,886       -         0.85 to 1.85      (32.57) to (33.27)
   SmallCap Value:
      2003                 3,375   1.31 to 17.07       56,509       0.44      0.42 to 1.85        49.98 to 47.85
      2002                 2,672   0.88 to 11.55       30,766       0.66      0.42 to 1.85      (9.25) to (10.54)
      2001                 1,455   0.96 to 12.91       18,725       0.99      0.42 to 1.85        (9.60) to 4.28

   Templeton Growth
      Securities:
        2003                 94       $12.64         $  1,193     1.48%            0.85%              31.02%
        2002                 85          9.65             824     2.44            0.85               (19.18)
        2001                 57         11.94             685     1.88            0.85                (1.31)
   Utilities:
      2003                2,907    0.79 to 9.27        27,203     4.44        0.42 to 1.85        13.36 to 11.74
      2002                2,743    0.70 to 8.29        22,961     4.42        0.42 to 1.85      (3.82) to (14.21)
      2001                3,040    9.73 to 9.67        29,567     2.52        1.25 to 1.85      (28.60) to (29.00)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
   (2)These ratios represent the annualized contract expenses of Separate
      Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4)Commencement of operations, May 17, 2003. Investment income ratio has been annualized.
   (5)Commencement of operations, May 18, 2002. Investment income ratio has been annualized.
   (6)Commencement of operations, May 19, 2001. Investment income ratio has been annualized.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                              2003 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

American Century VP Income & Growth Division               26.98% to 28.26%
Government Securities Division                              (0.69) to 1.41
LargeCap Growth Equity Division                             17.63 to 22.63

                                                              2002 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

LargeCap Growth Division                                 (31.57)% to (30.46)%
MidCap Growth Division                                    (39.86) to (26.89)

                                                              2001 Total
Division                                                     Return Range
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Balanced Division                                         (8.67)% to (7.26)%
Growth Division                                           (26.89) to (25.91)
LargeCap Stock Index Division                             (14.40) to (12.85)
Real Estate Securities Division                              4.80 to 7.38
SmallCap Division                                           (16.80) to 1.67
SmallCap Value Division                                     (9.60) to 4.95

                         Report of Independent Auditors


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company"), as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for derivative instruments and hedging activities effective January 1, 2001, goodwill and other intangible assets effective January 1, 2002, and variable interest entities effective July 1, 2003.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 30, 2004

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                   December 31,
                                       --------------------------------------
                                              2003              2002
                                       --------------------------------------
                                                   (in millions,
                                               except per share data)
Assets
Fixed maturities, available-for-sale.     $   35,964.0         $ 32,752.6
Fixed maturities, trading............            102.9              101.7
Equity securities, available-for-sale            669.2              348.1
Mortgage loans.......................         13,175.1           10,829.4
Real estate..........................          1,197.8              974.1
Policy loans.........................            804.1              818.5
Other investments....................          1,243.0            1,067.5
                                       --------------------------------------
   Total investments.................         53,156.1           46,891.9

Cash and cash equivalents............          1,399.7            1,168.5
Accrued investment income............            637.2              632.5
Premiums due and other receivables...            526.4              431.8
Deferred policy acquisition costs....          1,519.6            1,374.4
Property and equipment...............            435.7              472.8
Goodwill.............................            131.3               75.7
Other intangibles....................             19.3               11.1
Mortgage loan servicing rights.......          1,951.9            1,517.9
Separate account assets..............         42,775.5           33,105.9
Other assets.........................          1,200.0            1,413.1
                                       --------------------------------------
                                       --------------------------------------
   Total assets......................     $  103,752.7          $87,095.6
                                       ======================================
                                       ======================================

Liabilities
Contractholder funds.................     $   28,890.6          $26,297.3
Future policy benefits and claims....         14,025.4           13,634.9
Other policyholder funds.............            706.2              635.5
Short-term debt......................          1,678.0            1,243.9
Long-term debt.......................          1,974.5              578.7
Income taxes currently payable.......             76.4              197.3
Deferred income taxes................          1,539.7            1,104.7
Separate account liabilities.........         42,775.5           33,105.9
Other liabilities....................          5,220.4            4,559.5
                                       --------------------------------------
                                       --------------------------------------
   Total liabilities.................         96,886.7           81,357.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.)...........          2.5          2.5
Additional paid-in capital....................      5,052.1      5,015.0
Retained earnings (deficit)...................        594.6        (64.7)
Accumulated other comprehensive income........      1,216.8        785.1
                                                ----------------------------
   Total stockholder's equity.................      6,866.0      5,737.9
                                                ----------------------------
                                                ----------------------------
   Total liabilities and stockholder's equity.   $103,752.7    $87,095.6
                                                ============================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2003               2002               2001
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,439.0          $ 3,720.0          $ 3,795.7
Fees and other revenues.........................         2,255.4            1,871.6            1,502.3
Net investment income...........................         3,202.1            3,069.8            3,211.4
Net realized/unrealized capital losses..........           (90.4)            (395.2)            (492.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         8,806.1            8,266.2            8,016.7

Expenses
Benefits, claims, and settlement expenses.......         4,592.2            4,958.9            5,092.4
Dividends to policyholders......................           307.9              316.6              313.7
Operating expenses..............................         3,047.8            2,413.8            2,140.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         7,947.9            7,689.3            7,546.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting changes.................           858.2              576.9              470.2

Income taxes....................................           195.5               20.2               92.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              662.7              556.7              377.8
   changes......................................

Cumulative effect of accounting changes, net
   of related income taxes......................            (3.4)              (4.6)             (10.7)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................        $  659.3          $   552.1          $   367.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                         Accumulated
                                                 Additional  Retained       other                      Total
                                       Common     paid-in    earnings   comprehensive   Treasury   stockholder's
                                        stock     capital    (deficit)  income (loss)     stock       equity
                                      ---------------------------------------------------------------------------
                                                                    (in millions)

Balances at January 1, 2001...........   $2.5     $   21.0    $5,188.6       $  88.1        $ -       $5,300.2
Contributions and distributions in
   connection with Principal Mutual
   Holding Company's demutualization
   transaction........................    -        4,976.9    (4,937.3)          -            -           39.6
Principal Financial Group, Inc.
   shares issued and held in rabbi
   trusts.............................    -            6.7         -             -           (6.7)         -
 Dividends to parent.................     -            -        (645.0)          9.8          -         (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................     -            -         393.7           -            -          393.7
   Net loss after Principal Mutual
     Holding Company's
     demutualization.................     -            -         (26.6)          -            -          (26.6)
                                                            ------------                           --------------
                                                            ------------                           --------------
   Net income for the year...........     -            -         367.1           -            -          367.1

   Net unrealized gains..............     -            -           -           405.2          -          405.2
   Provision for deferred income
     taxes...........................     -            -           -          (144.4)         -         (144.4)
   Foreign currency translation
     adjustment......................     -            -           -            23.9          -           23.9
   Cumulative effect of accounting
     change, net of related income
     taxes.........................       -            -           -           (14.2)         -          (14.2)
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   637.6
                                      ---------------------------------------------------------------------------
Balances at December 31, 2001.........    2.5      5,004.6       (26.6)        368.4         (6.7)     5,342.2
Principal Financial Group, Inc.
   shares sold by rabbi trusts......      -            1.3         -             -            6.7          8.0
Stock-based compensation..............    -            9.1         -             -            -            9.1
Dividends to parent...................    -            -        (590.2)          -            -         (590.2)
Comprehensive income:
   Net income........................     -            -         552.1           -            -          552.1
   Net unrealized gains..............     -            -           -           640.8          -          640.8
   Provision for deferred income
     taxes.......................         -            -           -          (226.1)         -         (226.1)
   Foreign currency translation
     adjustment......................     -            -           -             2.0          -            2.0
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                   968.8
                                      ---------------------------------------------------------------------------
Balances at December 31, 2002.........    2.5      5,015.0       (64.7)        785.1          -        5,737.9
Capital contribution..................    -           15.0         -             -            -           15.0
Stock-based compensation..............    -           22.1         -             -            -           22.1
Comprehensive income:
   Net income........................     -            -         659.3           -            -          659.3
   Net unrealized gains..............     -            -           -           646.6          -          646.6
   Provision for deferred income
     taxes..........................      -            -           -          (220.0)         -         (220.0)
   Foreign currency translation
     adjustment......................     -            -           -            (0.1)         -           (0.1)
   Minimum pension liability.........     -            -           -            (3.9)         -           (3.9)
   Cumulative effect of accounting
     change, net of related income
     taxes..........................      -            -           -             9.1          -            9.1
                                                                                                   --------------
                                                                                                   --------------
Comprehensive income..................                                                                 1,091.0
                                      ---------------------------------------------------------------------------
Balances at December 31, 2003.........   $2.5     $5,052.1    $  594.6       $1,216.8       $ -       $6,866.0
                                      ===========================================================================

See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                  For the year ended December 31,
                                                        ----------------------------------------------------
                                                        ----------------------------------------------------
                                                              2003             2002              2001
                                                        ----------------- ---------------- -----------------
                                                                           (in millions)
 Operating activities
 Net income...........................................      $   659.3        $     552.1      $     367.1
 Adjustments to reconcile net income to net cash
    provided by operating activities:
      Cumulative effect of accounting changes,
        net of related income taxes...................            3.4                4.6             10.7
      Amortization of deferred policy
        acquisition costs.............................          144.0              141.1            157.6
      Additions to deferred policy acquisition costs..         (337.4)            (314.8)          (249.0)
      Accrued investment income.......................            5.4              (39.0)           (66.8)
      Premiums due and other receivables..............          (39.4)              31.8            (79.7)
      Contractholder and policyholder liabilities
        and dividends.................................        1,705.1            2,082.8          1,805.5
      Current and deferred income taxes...............           96.8              342.1             62.2
      Net realized/unrealized capital losses..........           90.4              395.2            492.7
      Depreciation and amortization expense...........           92.4               91.4             96.0
      Amortization of mortgage servicing rights.......          434.9              364.9            212.9
      Stock-based compensation........................           20.3                9.1              -
      Mortgage servicing rights valuation adjustments.          412.5              926.7            101.8
      Other...........................................          131.5              286.2            654.7
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net adjustments......................................        2,759.9            4,322.1          3,198.6
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash provided by operating activities............        3,419.2            4,874.2          3,565.7

 Investing activities Available-for-sale securities:
    Purchases.........................................      (10,338.7)         (15,001.2)       (12,078.9)
    Sales.............................................        2,732.4            8,113.0          6,427.7
    Maturities........................................        4,634.7            3,629.2          2,501.2
 Net cash flows from trading securities...............            -                (82.4)           (17.0)
 Mortgage loans acquired or originated................      (62,741.1)         (50,131.5)       (40,430.2)
 Mortgage loans sold or repaid........................       64,081.7           50,028.3         40,895.8
 Purchase of mortgage servicing rights................       (1,098.4)            (931.7)          (968.4)
 Proceeds from sale of mortgage servicing rights......           29.9                8.6             31.5
 Real estate acquired.................................         (264.8)            (265.4)          (290.0)
 Real estate sold.....................................          132.2              255.5            803.8
 Net change in property and equipment.................          (24.4)             (57.8)           (86.6)
 Net proceeds (disbursements) from sales of
    subsidiaries......................................           29.4                1.4            (14.8)
 Purchases of interest in subsidiaries, net
    of            cash acquired.......................          (55.8)              (6.5)            (8.4)
 Net change in other investments......................          288.3              439.9           (217.5)
                                                        ----------------- ---------------- -----------------
                                                        ----------------- ---------------- -----------------
 Net cash used in investing activities................      $(2,594.6)       $  (4,000.6)     $  (3,451.8)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2003             2002              2001
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................      $    (0.1)        $     -          $     -
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......            -                 -           (1,177.5)
Contribution from parent.............................            -                 -            1,689.7
Sale of treasury stock...............................            -                 8.0              -
Proceeds from financing element derivatives..........          118.0               -                -
Payments for financing element derivatives...........         (107.3)              -                -
Dividends paid to parent.............................            -              (590.2)          (498.9)
Issuance of long-term debt...........................            6.1              64.1            149.2
Principal repayments of long-term debt...............          (85.5)           (103.0)          (203.9)
Net proceeds (repayments) of short-term
   borrowings........................................       (1,817.1)           (134.5)            38.5
Investment contract deposits.........................        9,586.0           7,014.1          5,054.9
Investment contract withdrawals......................       (8,666.2)         (7,225.7)        (6,075.1)
Net increase in banking operation deposits...........          372.7             184.4            144.8
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in financing activities................         (593.4)           (782.8)          (878.3)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................          231.2              90.8           (764.4)

Cash and cash equivalents at beginning of year.......        1,168.5           1,077.7          1,842.1
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $ 1,399.7         $ 1,168.5        $ 1,077.7
                                                       ================= ================ =================
                                                       ================= ================ =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan
   of conversion.....................................                                         $   472.6
                                                                                          =================
                                                                                          =================
Reclassification of stockholder's equity in                                                   $ 3,287.2
   connection with Principal Mutual Holding
   Company's plan of conversion.....................
                                                                                          =================
                                                                                          =================
Dividend of net remaining noncash assets and                                                  $  (136.3)
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on April 1, 2001................
                                                                                          =================

See accompanying notes.

                        Principal Life Insurance Company

                                December 31, 2003

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, we offer residential mortgage loan origination and servicing in the U.S.

Demutualization and Initial Public Offering

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, our former ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, and completed its initial public offering ("IPO"). All membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, we are now a direct wholly owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share, prior to the underwriters' exercise of the overallotment option. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG and $1,689.7 million was contributed to us to reimburse for cash, policy credits and demutualization expenses, which were $2.0 million and $18.6 million, net of income taxes, in 2002 and 2001, respectively.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Closed Block

At the time the MIHC structure was created in 1998, we formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 9 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

The Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. In October 2003, the FASB released Staff Position FIN 46-6, Effective Date of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, that allows the deferral of FIN 46 for all VIEs created or acquired prior to February 1, 2003, until the end of the first interim or annual period ending after December 15, 2003, if certain conditions are met. Effective July 1, 2003, we consolidated all VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows (in millions):

                                                          Accumulated other
                                              Net loss      comprehensive
                                                                income
                                             ----------- ------------------

   Adjustment for intercompany gains and
     carrying value of assets consolidated..     $(6.1)        $14.1
   Income tax impact........................       2.7          (5.0)
                                             ----------- ------------------
                                             ----------- ------------------
   Total....................................     $(3.4)        $ 9.1
                                             =========== ==================

See Note 5 for the disclosures relating to VIEs and the impact of such adoption on our consolidated financial statements.

On December 24, 2003, the FASB issued a revision to FIN 46, Interpretation No. 46 (Revised 2003): Consolidation of Variable Interest Entities ("FIN 46R"), to clarify some of the provisions of FIN 46 and to exempt certain entities from its requirements. Under FIN 46R, special effective date provisions apply to entities that have fully or partially applied FIN 46 prior to issuance of FIN 46R. We plan to adopt FIN 46R effective January 1, 2004, and do not anticipate that this will have a material impact on our consolidated statements of operations.

In December 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 132 (Revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits ("SFAS 132R"). SFAS 132R requires the disclosure of more information about pension plan assets, obligations, benefit payments, contributions and net benefit cost. This statement is effective for financial statements with fiscal years ending after December 15, 2003, except for disclosure of estimated future benefit payments which is effective for fiscal years ending after June 15, 2004. We have adopted SFAS 132R for fiscal year 2003 reporting. Refer to Note 14 for more information on our pension and other postretirement benefits.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. This SOP is effective for financial statements for fiscal years beginning after December 15, 2003. This SOP is not expected to have a material impact on our consolidated financial statements.

In October 2003, the FASB added a project to its agenda to clarify SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No. 133 ("SFAS 138") and SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities, with respect to determining the fair value of interest rate lock commitments ("IRLC"). Specifically, the FASB project will address what information should be used to determine the fair value of an IRLC and whether an IRLC should ever be reported as an asset by the issuer. In December 2003, the SEC staff announced that it intends to release a Staff Accounting Bulletin that will require IRLCs issued after April 1, 2004, be accounted for as written options that would be reported as a liability until expiration or termination of the commitment. Neither the FASB nor the SEC has issued final technical guidance in this area and as such it is not possible to know for certain the impact of this guidance.

In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure-an Amendment of FASB Statement No. 123 ("SFAS 148"), which is effective for fiscal years ending after December 15, 2002. SFAS 148 provides alternative methods of transition for an entity that voluntarily changes to the fair value based method of accounting for stock-based employee compensation and requires disclosure about the effects on reported net income of an entity's accounting policy decisions with respect to stock-based employee compensation. In addition, SFAS 148 amends Accounting Principles Board ("APB") Opinion No. 28, Interim Financial Reporting, to require disclosure about those effects in interim financial information. We are applying the prospective method of transition as prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123").

SFAS 123 encourages but does not require companies to record compensation cost for stock-based employee compensation plans based on the fair value of options granted. Effective July 1, 2002, PFG adopted the fair value method for stock-based compensation as defined in SFAS 123 in accounting for their stock-based compensation plans. This increased our pro rata share of expenses allocated to us from PFG for these plans. SFAS 123, which indicates that the fair value method is the preferable method of accounting, requires that the fair value method for stock-based compensation be applied as of the beginning of the fiscal year in which it is adopted for all stock-based awards granted subsequent to such date. The financial statements for the first two quarters of 2002 were not restated for this change since its effects were not materially different from amounts reported for both financial position and results of operations. Such effects for the first two quarters were charged against income in the third quarter of 2002 and were not material to the results of operations. Prior to January 1, 2002, PFG applied the intrinsic value method (as permitted under SFAS
123) defined in APB Opinion No. 25, Accounting for Stock Issued to Employees and related Interpretations, which excluded employee options and stock purchases from compensation expense.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and requires separate recognition of intangible assets apart from goodwill, if such intangible assets meet certain criteria. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million related to our Life and Health Insurance operations This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Net income for the years ended December 31, 2003, 2002 and 2001, adjusted for the effects of SFAS 142 related to non-amortization of goodwill and indefinite-lived intangibles, are as follows (in millions):

                                                       For the year
                                                    ended December 31,
                                                ----------------------------
                                                ----------------------------
                                                  2003        2002     2001
                                                 -------- -------------------

Reported net income.............................  $659.3    $ 552.1   $367.1
  Adjustment for amortization expense for
  goodwill and indefinite-lived intangibles (1).     -          -         7.8
Tax impacts of amortization expense ............     -          -        (2.4)
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted net income.............................   659.3      552.1     372.5
Adjustment for cumulative effect of accounting
  changes, net of related income taxes..........     3.4        4.6      10.7
                                                 -------- -------------------
                                                 -------- -------------------
Adjusted income before cumulative effect of
  accounting changes............................  $662.7    $ 556.7   $ 383.2
                                                 ======== ===================

(1)  Includes   amortization   expenses   related  to  our   equity   investment
     subsidiaries.

Effective January 1, 2001, we adopted SFAS 133, as amended by SFAS 138. As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, our consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                 Accumulated
                                                                    other
                                                                 comprehensive
                                                       Net loss      loss
                                                      ---------- -------------

Adjustment to fair value of derivative contracts (1).    $(16.4)     $(15.8)
Income tax impact....................................       5.7         1.6
                                                      ---------- -------------
                                                      ---------- -------------
Total................................................    $(10.7)     $(14.2)
                                                      ========== =============

(1) Amount presented is net of adjustment to hedged item.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 17 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income as net realized/unrealized capital gains (losses).

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have residential mortgage loans held-for-sale in the amount of $2,190.4 million and $386.4 million and commercial mortgage loans held-for-sale in the amount of $278.1 million and $444.2 million at December 31, 2003 and 2002, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, market value changes in certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Unrealized gains and losses on derivatives within our Mortgage Banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are also excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

We also sell residential mortgage loans and retain servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans is reported as fees and other revenues and depends in part on the previous carrying amounts of the loans sold and the interests retained based on their relative estimated fair values at the date of the transfer. To estimate fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so we estimate fair value based on the present value of the future expected cash flows using management's best estimates of assumptions we believe market participants would use to value such interests.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the value of purchasing or originating the right to receive cash flows from servicing mortgage loans. Servicing rights are recorded at the time of sale of the underlying mortgage loans where the related servicing is retained. The total cost of the mortgage loans, which includes the cost to acquire the servicing rights, is allocated to the mortgage loans and the servicing rights based on their relative estimated fair values at the date of sale. Cost basis of the mortgage servicing rights also includes adjustments resulting from the application of hedge accounting. Capitalized servicing rights are carried at the lower of cost or estimated fair value. The capitalized value is amortized in proportion to, and over the period of, estimated net servicing income.

Capitalized mortgage loan servicing rights are periodically assessed for impairment based on the estimated fair value of those rights. Fair values are estimated using estimates of discounted future net cash flows over the expected lives of the underlying loans using loan prepayment, discount rate, ancillary fee income and other assumptions we believe market participants would use to value such assets. The reasonableness of our assumptions is confirmed through comparisons against qualified mortgage servicing rights trades that were completed in the prior quarter and quarterly independent surveys. Independent appraisals of the fair value of our servicing portfolio are obtained periodically during the year and are used to evaluate the reasonableness of our fair value conclusions. For purposes of performing our impairment evaluation, we stratify the servicing portfolio on the basis of certain predominant risk characteristics, including loan type, note rate and rate type. To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Changes in the valuation allowance are recognized in the consolidated statements of operations during the period in which impairment or recovery occurs.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid. Direct write-downs reduce the gross carrying value and the valuation allowance of the mortgage servicing rights, thereby precluding subsequent recapture of previous valuation allowances. The direct write-downs have no impact on net income or financial position in the period of adjustment but may result in a reduction of amortization expense and reduced recovery of impairments in periods subsequent to adjustment.

Derivatives

Derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b)  a hedge of the exposure to variable cash flows of a forecasted transaction;

(c)  a  hedge  of  the  foreign  currency   exposure  of  an  unrecognized  firm
     commitment,   an   available-for-sale   security  or  a   foreign-currency-
     denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

A minimum variance technique is used to test the effectiveness of cash flow and fair value relationships whereby the profitability distribution of net fair value or cashflows for the hedging and hedged items are combined. If the coefficient of variation (standard deviation divided by mean) of the probability distribution is 1% or less, then the hedging relationship is deemed to be effective.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 33%, 34% and 36% of our life insurance in force and 75%, 77% and 80% of the number of life insurance policies in force at December 31, 2003, 2002 and 2001, respectively. Participating business represented approximately 80%, 80% and 76% of life insurance premiums for the years ended December 31, 2003, 2002 and 2001, respectively.

The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus we need to retain. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses, premium credits, conversion bonuses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of deferred policy acquisition costs on investment contracts pertaining to individual and group annuities which have separate accounting investment options. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement which is accounted for using the deposit method of accounting. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2003, 2002 and 2001, respectively, we had reinsured $19.4 billion, $17.8 billion and $15.6 billion of life insurance in force, representing 15%, 14% and 12% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.
1. Nature of Operations and Significant Accounting Policies (continued)

The effects of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves were as follows (in millions):

                                                For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                2003         2002       2001
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Premiums and other considerations:
   Direct....................................  $3,609.1     $3,916.3   $3,999.4
   Assumed...................................     118.8        130.6       56.4
   Ceded.....................................    (288.8)      (326.9)    (260.1)
                                              ----------- ----------- ----------
                                              ----------- ----------- ----------
Net premiums and other considerations........  $3,439.1     $3,720.0   $3,795.7
                                              =========== =========== ==========

Benefits, claims and settlement expenses:
   Direct....................................  $4,697.8     $5,074.7   $5,256.3
   Assumed...................................     129.3        135.5       59.3
   Ceded.....................................    (234.9)      (251.3)    (223.2)
                                              ----------- ----------- ----------
Net benefits, claims and settlement expenses.  $4,592.2     $4,958.9   $5,092.4
                                              =========== =========== ==========

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2003 and 2002, the separate accounts include a separate account valued at $833.9 million and $1.0 billion, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's demutualization. These shares are included in both PFG's basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets were no longer amortized after January 1, 2002. Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 15 to 30 years. Goodwill and indefinite-lived intangible assets not subject to amortization will be tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the recent accounting pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Other intangible assets with finite useful lives continue to be reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value. Prior to January 1, 2002, this impairment method was used for all intangible assets and goodwill.

Stock-Based Compensation

Our parent, PFG, accounts for their stock-based compensation plans (described more fully in Note 20) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, PFG used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                For the year ended December 31,
                                               --------------------------------
                                               --------------------------------
                                                2003       2002         2001
                                               ---------------------- ---------
                                                       (in millions)

  Net income, as reported...................... $659.3      $552.1      $367.1
  Add:  Stock-based compensation expense
    included in reported net income, net of
    related tax effects........................   18.2         9.7         5.1
  Deduct:  Total stock-based compensation
    expense determined under fair value based
    method for all awards, net of related tax
    effects....................................   21.0        12.5         6.4
                                               --------------------------------
                                               --------------------------------
  Pro forma net income......................... $656.5      $549.3      $365.8
                                               ================================

Reclassifications

Reclassifications have been made to the 2001 and 2002 consolidated financial statements to conform to the 2003 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our parent and our parent's other affiliates. During the years ended December 31, 2003, 2002 and 2001, we received $94.0 million, $92.2 million and $72.8 million, respectively, of expense reimbursements from affiliated entities. During 2001, we received a capital contribution of $1,689.7 million from our parent to reimburse us for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, we were also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

We are a party to a cash advance agreement with our direct parent, PFSI, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $225.7 million and $366.0 million at December 31, 2003 and 2002, respectively, and earned interest of $7.7 million and $8.5 million during 2003 and 2002, respectively.

PFSI also provides us with a source of short-term funding through revolving line of credit agreements. These agreements allow certain of our subsidiaries to borrow up to $1.7 billion from PFSI at the 30-day LIBOR rate plus 25 basis points. See our Short-term Debt disclosure (Note 12) for more information. Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Amortized intangible assets were as follows (in millions):

                                 As of December 31, 2003                  As of December 31, 2002
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------
                            Gross                        Net        Gross                        Net
                          carrying    Accumulated     carrying    carrying     Accumulated     carrying
                           amount     amortization     amount      amount     amortization      amount
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------

Other intangibles with
   finite useful lives..     $11.6          $0.7        $10.9         $1.6          $0.4           $1.2
                         ================================================================================

Unamortized intangible assets were as follows (in millions):

                                                    As of December 31,
                                            ----------------------------------
                                            ----------------------------------
                                                     2003          2002
                                            ----------------------------------
                                            ----------------------------------
                                                Net carrying   Net carrying
                                                   amount          amount
                                            ----------------------------------
                                            ----------------------------------

 Other indefinite-lived intangible assets .            $8.4           $9.9
                                            ==================================

The amortization expense for intangible assets with finite useful lives was $1.1 million, $0.3 million and $0.8 million for 2003, 2002 and 2001, respectively. At December 31, 2003, the estimated amortization expense for the next four years is as follows (in millions):

                                                           Estimated
                                                         amortization
                                                            expense
                                                      --------------------
                                                      --------------------

2004..............................................           $2.8
2005..............................................            2.8
2006..............................................            2.8
2007..............................................            2.5

The changes in the carrying amount of goodwill for the years ended December 31, 2002 and 2003 were as follows (in millions):

                                                  U.S. Asset      Life
                                                  Management       and
                                                     and         Health     Mortgage
                                                 Accumulation   Insurance    Banking     Consolidated
                                                -------------- ----------- ------------ -------------
                                                -------------- ----------- ------------ -------------

 Balance at January 1, 2002....................      $12.5        $49.4         $8.4        $   70.3
 Goodwill from acquisitions....................       10.7          -            -              10.7
 Goodwill disposed of during the period........        -           (0.7)         -              (0.7)
 Cumulative effect of accounting change........        -           (4.6)         -              (4.6)
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2002..................       23.2         44.1          8.4            75.7
 Goodwill from acquisitions....................       30.5         25.1          -              55.6
                                                -------------- ----------- ------------ -------------
 Balance at December 31, 2003..................      $53.7        $69.2         $8.4        $  131.3
                                                ============== =========== ============ =============

4. Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

5. Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. After reviewing these relationships, we determined that we have investments in some of these entities that meet the definition of a VIE under FIN 46.

Consolidated Variable Interest Entities

As of July 1, 2003, we consolidated a residential mortgage loan funding VIE, three grantor trusts and several other immaterial VIEs in which we have determined we are the primary beneficiary. The incremental impact on certain financial data as of December 31, 2003, after consideration of our previous investment for these consolidated VIEs, is as follows (in millions):

Total assets...............................      $  2,164.8
                                              =================
                                              =================

Total short-term debt......................      $    615.0
Total long-term debt.......................         1,458.0
Total other liabilities....................            96.1
                                              -----------------
                                              -----------------
Total liabilities..........................         2,169.1
Total equity...............................            (4.3)
                                              -----------------
                                              -----------------
    Total liabilities and equity...........      $  2,164.8
                                              =================

The consolidation of these entities did not have a material impact on our income from continuing operations, net of related income taxes, for the year ended December 31, 2003. See Note 12 for details regarding the debt related to certain VIEs.

5. Variable Interest Entities (continued)

Residential Mortgage Loan Funding VIE. Principal Residential Mortgage Capital Resources, LLC ("PRMCR") provides a source of funding for our residential mortgage loan production. The maximum amount of mortgage loans that can be warehoused in PRMCR is $4.0 billion. PRMCR held $2.0 billion in mortgage loans held-for-sale as of December 31, 2003. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations.

As of December 31, 2003, PRMCR's short- and long-term debt of $615.0 million and $1.4 billion, respectively, are included on our consolidated statement of financial position and are collateralized by the assets of PRMCR. These assets are primarily classified as mortgage loans held-for-sale on our consolidated statement of financial position. The creditors of PRMCR have no recourse to other assets of our company.

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

Upon adoption of FIN 46, we have determined that these grantor trusts are VIEs. In the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. It will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2003, our consolidated statement of financial position included $351.8 million of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities.. The obligation to deliver the underlying securities to the residual certificate holders of $103.9 million as of December 31, 2003, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46 criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include a private investment trust and a real estate limited partnership. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operation as of and for the year ended December 31, 2003. As of December 31, 2003, our consolidated financial position includes fixed maturity securities, available-for-sale ($12.7 million), equity securities, available-for-sale ($15.5 million), real estate ($53.9 million) and cash and other assets ($0.3 million), which are pledged as collateral for such entities short- and long-term debt of $27.2 million and $67.7 million, respectively. Of these amounts, $65.0 million is reflected in our consolidated statement of financial position as long-term debt. The remaining $27.2 million short-term debt and $2.7 million long-term debt was issued by affiliated entities and, therefore, eliminated upon consolidation of these VIEs. For the majority of these entities, the creditors have no recourse to the assets of our company.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts purchased at a discount entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. The primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $180.8 million as of December 31, 2003.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. The primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $56.2 million as of December 31, 2003.

We entered into various separate but similar transactions between August 15, 2000 and February 15, 2001, in which we contributed cash to trusts in return for a trust note. The trusts executed swaps in which the trust delivered cash to the counterparty in return for convertible, puttable fixed maturity securities. On the various dates in 2004 and 2005 that the trust notes are due, the underlying securities are returned to the swap counterparty and the trust notes are redeemed with the proceeds. The trust also swaps the equity option value embedded in the convertible security and the coupon on the security to the swap counterparty in return for a variable interest rate which the trust remits to the trust note holder. The swap counterparty has the right to instruct the trust to call the trust note and return the underlying security in order to utilize the convertible features of the security. We are not the primary beneficiary but we hold a significant variable interest in each of the trusts in which our notes have not yet been called by the swap counterparties. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $75.9 million as of December 31, 2003.

6. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2003 and 2002, are summarized as follows (in millions):

                                                                  Gross           Gross
                                                                unrealized     unrealized
                                                   Cost           gains          losses        Fair value
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 December 31, 2003 Fixed maturities,
  available-for-sale:
   U.S. government and agencies.............     $    589.7       $    12.5        $   0.9     $     601.3
   Non-U.S. governments.....................          357.4            64.1            -             421.5
   States and political subdivisions........          497.7            40.4            2.2           535.9
   Corporate - public.......................       16,702.8         1,349.9           29.9        18,022.8
   Corporate - private......................        9,143.9           607.8           96.4         9,655.3
   Mortgage-backed and other
     asset-backed securities................        6,406.5           342.8           22.1         6,727.2
                                              --------------- --------------- -------------- ---------------
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.     $ 33,698.0       $2,417.5         $ 151.5     $  35,964.0
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale     $    653.9       $    19.0        $   3.7     $     669.2
                                              =============== =============== ============== ===============
                                              =============== =============== ============== ===============

 December 31, 2002 Fixed maturities, available-for-sale:

   U.S. government and agencies.............    $     478.1       $    19.0        $     -     $     497.1
   Non-U.S. governments.....................          329.9            53.7            3.1           380.5
   States and political subdivisions........          384.2            32.9            5.9           411.2
   Corporate - public.......................       15,986.6         1,081.3          281.6        16,786.3
   Corporate - private......................        8,439.9           521.0          186.0         8,774.9
   Mortgage-backed and other
     asset-backed securities................        5,497.7           419.4           14.5         5,902.6
                                              --------------- --------------- -------------- ---------------
 Total fixed maturities, available-for-sale.    $  31,116.4       $ 2,127.3        $ 491.1     $  32,752.6
                                              =============== =============== ============== ===============
 Total equity securities, available-for-sale    $     349.8       $     2.5        $   4.2     $     348.1
                                              =============== =============== ============== ===============

The cost and fair value of fixed maturities available-for-sale at December 31, 2003, by expected maturity, were as follows (in millions):

                                                        Cost        Fair Value
                                                    ------------ -------------
                                                    ------------ -------------

 Due in one year or less...........................  $  2,113.4   $   2,152.1
 Due after one year through five years.............     8,878.6       9,426.1
 Due after five years through ten years............     8,258.7       9,001.9
 Due after ten years...............................     8,040.8       8,656.8
                                                    ------------ -------------
                                                    ------------ -------------
                                                       27,291.5      29,236.9
 Mortgage-backed and other asset-backed securities.     6,406.5       6,727.1
                                                    ------------ -------------
                                                    ------------ -------------
 Total.............................................  $ 33,698.0   $  35,964.0
                                                    ============ =============

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                             For the year ended December 31,
                                        ---------------------------------------
                                        ---------------------------------------
                                             2003         2002         2001
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------

Fixed maturities, available-for-sale..     $2,169.6     $2,115.5     $2,120.8
Fixed maturities, trading.............         10.1          5.2          -
Equity securities, available-for-sale.         45.4         27.4         27.6
 Mortgage loans.......................        892.3        787.0        855.7
 Real estate..........................         80.9         78.6        177.5
 Policy loans.........................         54.5         57.6         57.5
 Cash and cash equivalents............         15.5         23.3         58.3
 Derivatives..........................         12.7        (15.3)       (34.0)
 Other................................         79.8         97.5         78.9
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
                                            3,360.8      3,176.8      3,342.3

 Less investment expenses.............       (158.7)      (107.0)      (130.9)
                                        ------------- ------------ ------------
                                        ------------- ------------ ------------
 Net investment income................     $3,202.1     $3,069.8     $3,211.4
                                        ============= ============ ============

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows (in millions):

                                               For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                               2003         2002          2001
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------

Fixed maturities, available-for-sale:
   Gross gains...........................    $   69.8      $ 141.1     $   69.6
   Gross losses..........................      (289.2)      (535.7)      (380.4)
Fixed maturities, trading:
   Gross gains...........................         3.5          4.0          0.9
   Gross losses..........................        (0.3)        (0.1)        (0.1)
 Equity securities, available-for-sale:
   Gross gains...........................         7.0          2.6          5.7
   Gross losses..........................         5.2        (32.5)       (76.1)
 Mortgage loans..........................        (2.1)       (10.3)        10.6
 Real estate.............................         4.8          9.3        (19.0)
 Derivatives.............................       110.3
Other....................................         0.6         26.4       (103.9)
                                           ------------ ------------ -----------
                                           ------------ ------------ -----------
 Net realized/unrealized capital losses..    $  (90.4)     $(395.2)    $ (492.7)
                                           ============ ============ ===========
6. Investments (continued)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were
$2.6 billion, $7.9 billion and $5.4 billion in 2003, 2002 and 2001, respectively. Of the 2003, 2002 and 2001 proceeds, $0.1 billion, $4.3 billion and $1.6 billion, respectively, relate to sales of mortgage-backed securities. Our mortgage-backed portfolio is actively managed to reduce the risk of prepayment by purchasing securities that are trading close to par. Gross gains of $0.4 million, $88.2 million and $22.5 million and gross losses of $0.9 million, $11.6 million and $5.0 million in 2003, 2002 and 2001, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $157.2 million, $357.0 million and $227.4 million in 2003, 2002 and 2001, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows (in millions):

                                     Less than          Greater than or equal to
                                   twelve months              twelve months
                             -------------------------- --------------------------
                              Carrying       Gross       Carrying       Gross        Total      Total gross
                                          unrealized                  unrealized   carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      91.0    $    0.8      $  241.7                                 $   3.7
   available-for-sale.......                                               $    2.9 $   332.7
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.4 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and Mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows (in millions):

                                                                                As of December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2003              2002
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $2,325.3          $1,633.4
 Net unrealized gains on equity securities, available-for-sale.........          13.1              0.2
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (274.3)          (226.1)
   Unearned revenue reserves...........................................          15.2             13.5
 Net unrealized losses on derivative instruments.......................         (90.9)          (167.1)
 Net unrealized loss on policyholder dividend obligation...............         (99.0)           (33.6)
 Net unrealized loss on equity method subsidiaries and minority
     interest adjustments..............................................          (8.4)             -
 Provision for deferred income taxes...................................        (653.1)          (428.1)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,227.9         $  792.2
                                                                         ================ =================

(1)  Excludes   net   unrealized    gains   (losses)   on   fixed    maturities,
     available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2003 and 2002, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                      As of December 31,
                              -----------------------------------------------------------------
                                            2003                              2002
                              -----------------------------------------------------------------
                              Carrying amount      Percent      Carrying amount      Percent
                                                   of total                          of total
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Geographic distribution
 New England.................     $  398.9            4.1%         $   387.6            4.1%
 Middle Atlantic.............      1,686.8           17.5            1,617.0           17.3
 East North Central..........        945.7            9.8              913.7            9.8
 West North Central..........        336.4            3.5              311.5            3.3
 South Atlantic..............      2,285.2           23.7            2,180.8           23.3
 East South Central..........        312.1            3.2              345.5            3.7
 West South Central..........        662.1            6.9              641.8            6.9
 Mountain....................        702.0            7.3              711.8            7.6
 Pacific.....................      2,350.8           24.5            2,339.7           24.9
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================
                              -----------------------------------------------------------------

 Property type distribution
 Office......................     $3,545.2           36.8%         $ 3,166.2           33.8%
 Retail......................      2,706.4           28.1            2,836.0           30.3
 Industrial..................      2,708.8           28.1            2,802.6           29.9
 Apartments..................        545.9            5.7              475.4            5.1
 Hotel.......................         52.8            0.5               57.4            0.6
 Mixed use/other.............        120.9            1.3              111.8            1.2
 Valuation allowance.........        (49.6)          (0.5)             (83.6)          (0.9)
                              -----------------------------------------------------------------
                              -----------------------------------------------------------------
 Total.......................     $9,630.4          100.0%         $ 9,365.8          100.0%
                              =================================================================

6. Investments (continued)

Commercial and Residential Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the- difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows (in millions):

                                            As of December 31,
                                   ---------------------------------
                                   ---------------------------------
                                        2003            2002
                                   -------------  ------------------

 Impaired loans...................    $149.6              $123.0
 Allowance for losses.............     (12.6)              (26.9)
                                   -------------  ------------------
                                   -------------  ------------------
 Net impaired loans...............    $137.0             $  96.1
                                   =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows (in millions):

                                                 For the year ended December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                 2003        2002       2001
                                              ---------- ----------- -----------

 Average recorded investment in
   impaired loans......................         $116.6       $88.4       $74.4
 Interest income recognized on impaired loans..   13.8         8.6        12.5

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition, whereas, interest income on impaired residential mortgage loans was recognized on the accrual basis.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                           For the year ended December 31,
                                      ----------------------------------------
                                      ----------------------------------------
                                         2003            2002         2001
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------

 Balance at beginning of year.......     $ 87.0           $92.3       $110.4
 Provision for losses...............        1.3            35.1         11.2
 Releases due to write-downs,
   sales and foreclosures...........      (35.3)          (40.4)       (29.3)
                                      ------------ --------------- -----------
                                      ------------ --------------- -----------
 Balance at end of year.............     $ 53.0           $87.0      $  92.3
                                      ============ =============== ===========

Residential Mortgage Banking Activities

We were servicing approximately 960,000 and 920,000 residential mortgage loans with aggregate principal balances of approximately $118.7 billion and $107.7 billion at December 31, 2003 and 2002, respectively. In connection with these mortgage servicing activities, we held funds in trust for others totaling approximately $681.3 million and $646.7 million at December 31, 2003 and 2002, respectively. As of December 31, 2003 and 2002, $253.2 million and $273.9 million, respectively, of the funds held in trust were held in our banking subsidiary. In connection with our loan administration activities, we advance payments of property taxes and insurance premiums and also advance principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, we make certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as other assets in our consolidated statements of financial position. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, our Mortgage Banking segment created a special purpose bankruptcy remote entity, PRMCR, to provide an off-balance sheet source of funding for our residential mortgage loan production. As described in Note 5, effective July 1, 2003, we consolidated PRMCR due to the adoption of FIN 46. We sell eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. We sold $32.8 billion and $47.1 billion in mortgage loans to PRMCR for the six months ended June 30, 2003, and during 2002, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, increased from $1.0 billion at inception to $4.0 billion as of December 31, 2002. PRMCR held $4.0 billion in mortgage loans held-for-sale as of December 31, 2002. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations. Based on these eligibility representations, we are required to repurchase ineligible loans from PRMCR. For the six months ended June 30, 2003, and during 2002, we repurchased $74.7 million and $51.9 million, respectively, of ineligible loans from PRMCR.

Prior to our adoption of FIN 46, PRMCR was capitalized by equity certificates owned by third party investors not affiliated with us or our affiliates, directors or officers. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2002, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds to purchase mortgage loans from us. At December 31, 2002, PRMCR had outstanding secured liquidity notes of $2.2 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings were collateralized by the assets of PRMCR.

We paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted mortgage loans. Prior to our adoption of FIN 46, the balance in the account was $24.0 million at December 31, 2002, and was reflected in other assets on our consolidated statements of financial position. We maintain a right to the servicing of the mortgage loans held by PRMCR and retain servicing upon the sale of the majority of the mortgage loans to the final investors. As the servicer, we receive a monthly servicing fee and may earn additional incentive servicing fees upon successful completion of our servicing responsibilities. We received $13.7 million, $23.3 million and $12.6 million in servicing and incentive servicing fees from PRMCR for the six months ended June 30, 2003, and in 2002 and 2001, respectively. Any unpaid and earned incentive fees as well as any remaining amounts in the cash collateral account will be returned to us upon the termination of PRMCR. Additionally, as the servicer, we are required to advance to PRMCR those payments due from borrowers, but not received, as of specified cutoff dates. In addition, we perform certain secondary marketing, accounting and various administrative functions on behalf of PRMCR.

In order to hedge interest rate risk and non-credit-related market value risk associated with its inventory of mortgage loans held-for-sale, PRMCR entered into swaps with non-affiliated counterparties that are required to maintain certain minimum ratings as approved by the rating agencies. Through separate swap agreements with the swap counterparties that mirror the original swaps with PRMCR, the interest rate risk and non-credit-related market value risk components are swapped back to us.

In October 2000, our Mortgage Banking segment created a wholly owned, special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance-sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $1.1 billion in August 2003. We sell qualifying delinquent FHA and VA mortgage loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust and a qualifying special purpose entity. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with us or any of our affiliates, directors or officers. At December 31, 2003 and 2002, the Trust held $653.4 million and $405.1 million in mortgage loans, respectively, and had outstanding participation certificates of $618.4 million and $382.8 million, respectively.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid off or reinstated. Mortgage loans that reinstate are no longer eligible to remain in the Trust and are required to be removed at fair market value at the monthly settlement date following reinstatement.

We are retained as the servicer of the mortgage loans and also perform accounting and various administrative functions on behalf of PRMF, in our capacity as the managing member of PRMF. As the servicer, we receive a servicing fee pursuant to the pooling and servicing agreement. We may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. We received $34.7 million and $23.4 million in servicing and successful servicing fees from PRMF in 2003 and 2002, respectively. At December 31, 2003 and 2002, our estimated residual interest in such cash flows was $50.9 million and $32.7 million, respectively, and was recorded in other assets on our consolidated statements of financial position. The value of the residual interest was estimated based on the net present value of expected cash flows from PRMF. We are required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the trust collection account to meet this obligation.

Both the Trust and us, are parties to a cost of funds hedge agreement. We pay the weighted-average cost of funds on the participation certificates plus fees and expenses and receive the weighted-average coupon of mortgage loans in the Trust less a spread.

Based on PRMF's classification as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a Replacement of FASB Statement No. 125 ("SFAS 140"), PRMF is not required to be consolidated under the provisions of FIN 46.

Real Estate

Depreciation expense on invested real estate was $28.6 million, $25.5 million and $20.0 million in 2003, 2002 and 2001, respectively. Accumulated depreciation was $199.6 million and $151.1 million as of December 31, 2003 and 2002, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Total assets of the unconsolidated entities amounted to $2,412.4 million and $2,615.1 million at December 31, 2003 and 2002, respectively. Total revenues of the unconsolidated entities were $367.6 million, $324.3 million and $2,650.2 million in 2003, 2002 and 2001, respectively. During 2003, 2002 and 2001, we included $26.7 million, $13.9 million and $46.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. Total revenues and net investment income of the unconsolidated entities during 2001 included our ownership interest in Coventry Health Care, Inc. On February 1, 2002, we sold our minority interest in Coventry Health Care, Inc. (See Note 4). At December 31, 2003 and 2002, our net investment in unconsolidated entities was $(41.6) million and $(52.1) million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase loans aggregating $1,012.0 million and $525.1 million at December 31, 2003 and 2002, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital losses.

7. Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS 140, they are not required to be consolidated under the provisions of FIN 46. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2003 and 2002, we recognized gains of $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between 5% and 12% during 2003 and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 14% and 33% during 2003 and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $255.4 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2003, as a result of these assumptions were not significant.

Residential Mortgage Loans and Residential Mortgage Servicing Rights

We sell residential mortgage loans and retain servicing responsibilities pursuant to the terms of the applicable servicing agreements. These sales are generally transacted on a non-recourse basis. In 2003, 2002 and 2001, we recognized gains of $472.0 million, $373.9 million and $237.2 million, respectively, on the sales of residential mortgage loans. Essentially all of our mortgage servicing rights are held by our mortgage banking operations.

We receive annual servicing fees approximating 0.41% of the outstanding principal balances on the underlying loans. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred mortgage loans and is amortized in proportion to, and over the period of, estimated net servicing income.

Changes in capitalized mortgage servicing rights from our Mortgage Banking segment were as follows (in millions):

                                                        As of December 31,
                                                 -------------------------------
                                                 -------------------------------
                                                      2003            2002
                                                 -------------  ----------------

 Balance at beginning of year...................  $2,011.5            $1,910.0
 Additions......................................   1,304.8             1,103.0
 Sales..........................................     (66.9)               (5.5)
 Valuation adjustments due to hedge accounting..     224.4              (631.0)
 Release due to direct write-downs..............    (666.4)                -
 Amortization...................................    (434.8)             (364.9)
                                                 -------------  ----------------
                                                 -------------  ----------------
                                                   2,372.6             2,011.6
 Valuation allowance............................    (420.7)             (493.7)
                                                 -------------  ----------------
                                                 -------------  ----------------
 Balance at end of year.........................  $1,951.9            $1,517.9
                                                 =============  ================

To the extent that the carrying value of the servicing rights exceeds estimated fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the estimated fair value of the servicing rights increase or decrease. Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                            For the year ended December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                           2003           2002          2001
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at beginning of year...........  $493.7         $198.1      $    2.3
Sales..................................   (43.5)           -             -
Impairments............................   636.9          318.3         196.0
 Recoveries............................     -            (22.7)         (0.2)
 Release due to direct write-downs.....  (666.4)           -             -
                                        -----------  ------------- -------------
                                        -----------  ------------- -------------
Balance at end of year.................  $420.7         $493.7      $  198.1
                                        ===========  ============= =============

Impairments reflect the decline in the fair value of unhedged mortgage servicing rights during the years presented. Due to the continuing lack of an active servicing market, we obtained additional evidence to support our estimated fair value at December 31, 2003. Based on this information, we performed an analysis of our mortgage servicing rights portfolio, which resulted in an additional impairment charge of $141.3 million in our mortgage banking company in December 2003.

During 2003, we established a policy of further evaluating our mortgage servicing rights valuation allowance by identifying portions of the allowance that represent a permanent impairment (i.e., direct write-downs). Each quarter, we will recognize a direct write-down when the gross carrying value is not expected to be recovered in the foreseeable future. We estimate the amount of direct write-downs based on an analysis of the mortgage servicing rights valuation allowance related to loans that have prepaid.

The key economic assumptions used in estimating the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2003, 2002 and 2001 were as follows:

                                             2003       2002      2001
                                      -----------------------------------------
                                      -----------------------------------------
 Weighted-average life (years).......        6.78       6.42      7.84
 Weighted-average prepayment speed...       10.20%     11.91%     9.48%
 Yield to maturity discount rate.....        6.48%      6.75%     7.45%

Prepayment speed is the constant prepayment rate that results in the weighted-average life disclosed above.

At December 31, 2003, key economic assumptions and the sensitivity of the current estimated fair value of the mortgage servicing rights to immediate 10% and 20% adverse changes in those assumptions were as follows (dollars in millions):

 Estimated fair value of mortgage servicing rights...........    $1,959.4
 Expected weighted-average life (in years)...................         5.7
 Prepayment speed *..........................................        13.40%
    Decrease in estimated fair value of 10% adverse change...    $   88.4
    Decrease in estimated fair value of 20% adverse change...    $  168.9
 Yield to maturity discount rate *...........................         7.45%
    Decrease in estimated fair value of 10% adverse change...    $  111.6
    Decrease in estimated fair value of 20% adverse change...    $  223.2

* Represents the weighted-average prepayment speed and discount rate for the life of the mortgage servicing rights asset using our Option Adjusted Spread/Monte Carlo simulation of 160 interest rate paths.

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in estimated fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in estimated fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the estimated fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions (in millions):

                                          For the year ended December 31,
                                     ------------------------------------------
                                     ------------------------------------------
                                         2003          2002            2001
                                     ------------------------------------------
 Proceeds from new securitizations..  $59,351.4     $48,749.4       $39,200.6
 Servicing fees received............      488.7         443.1           307.8
 Other cash flows received on
   retained interests...............       89.0          74.9            51.6

8. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

8. Derivatives Held or Issued for Purposes Other Than Trading (continued)

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $1,197.3 million at December 31, 2003, and $424.4 million at December 31, 2002. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $862.8 million at December 31, 2003, and $285.8 million at December 31, 2002.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows (in millions):

                                                        As of December 31,
                                                 ----------------------------
                                                 ----------------------------
                                                       2003             2002
                                                 --------------- ------------
 Notional amounts of derivative instruments
 Foreign currency swaps......................... $  2,823.4        $ 3,217.0
 Interest rate floors...........................    1,650.0          1,650.0
 Interest rate swaps............................    8,158.9          9,719.2
 Principal only swaps...........................        -              123.6
 Mortgage-backed forwards and options...........    4,892.3         17,494.9
 Swaptions......................................    5,642.5          9,772.5
 Bond forwards..................................      467.2            363.7
 Interest rate lock commitments.................    2,242.4          8,198.1
 Call options...................................       30.0             30.0
 U.S. Treasury futures..........................       27.8            271.1
 Currency forwards..............................      135.8              -
 Treasury rate guarantees.......................        -               63.0
 Credit default swap long.......................      863.3            705.2
 U.S. LIBOR.....................................    4,380.0          2,225.0
 Bond options...................................       17.5              -
                                                 --------------- ------------
Total notional amounts at end of year..........  $ 31,331.1        $53,833.3
                                                 =============== ============
                                                 =============== ============

 Credit exposure of derivative instruments
 Foreign currency swaps......................... $    637.1        $   195.0
 Interest rate floors...........................        1.9              1.7
 Interest rate swaps............................       89.6             48.4
 Swaptions......................................       29.2             31.4
 Call options...................................        6.6              0.4
 Currency forwards..............................        0.3              -
 Bond forwards..................................       52.2              -
 Credit default swap long.......................       45.9              8.9
                                                ---------------- -----------
Total credit exposure at end of year............ $    862.8        $   285.8
                                                ================ ===========

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked to market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of our derivative instruments classified as assets at December 31, 2003 and 2002, was $969.7 million and $1,129.9 million, respectively. Of this amount, the fair value of derivatives related to investment hedges at December 31, 2003 and 2002, was $736.4 million and $348.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans at December 31, 2003 and 2002, was $233.3 million and $781.1 million, respectively, and was reported with other assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002, was $142.6 million and $454.4 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pretax net gain of $128.4 million, $50.5 million and $95.5 million in 2003, 2002 and 2001, respectively, relating to our fair value hedges. These net gains consisted of the following components:

                                                                  For the year ended December 31,
                                                              -----------------------------------------
                                                              -----------------------------------------
                                                                  2003          2002         2001
                                                              -----------------------------------------
                                                                           (in millions)

Net gain (loss) related to the ineffective portion of our         $ 18.1        $ (6.6)     $ 151.7
   fair value hedges of residential mortgage loan servicing
   rights....................................................
Net gain (loss) related to the change in the value of the
   servicing hedges that were excluded from the assessment
   of hedge effectiveness....................................      119.8          77.1        (43.6)

Net loss related to the ineffective portion of                      (9.5)        (20.0)       (12.6)
   our investment hedge......................................
                                                              -----------------------------------------
Net gain relating to fair value hedges.......................     $128.4        $ 50.5      $  95.5
                                                              =========================================

The net gain (loss) on servicing hedges was reported with operating expenses and the net loss on our investment hedges was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2003, 2002 and 2001, we recognized a $49.6 million, $(74.5) million and $(5.8) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $54.6 million and $17.8 million net losses from accumulated comprehensive income into earnings during 2003 and 2002, respectively (none was transferred during 2001), and we expect to reclassify $5.2 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly. Our interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements to reduce the exposure to future currency volatility in various short-term foreign cash equivalents.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2003, 2002 and 2001, gains of $1.1 million, $19.1 million and $68.3 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pretax loss realized on the termination of the interest rate swap was $17.3 million.

9. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of Principal Mutual Holding Company's demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2003 and 2002, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a policyholder dividend obligation of $99.0 million and $33.6 million as of December 31, 2003 and 2002, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                        As of December 31,
                                                 ------------------------------
                                                 ------------------------------
                                                  2003               2002
                                                 ---------------- -------------
                                                          (in millions)
 Closed Block liabilities
 Future policy benefits and claims..............  $5,401.7           $5,320.0
 Other policyholder funds.......................      30.7               33.0
 Policyholder dividends payable.................     371.3              374.3
 Policyholder dividend obligation...............      99.0               33.6
 Other liabilities..............................      42.9               20.1
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total Closed Block liabilities...............   5,945.6            5,781.0

Assets designated to the Closed Block
Fixed maturities, available-for-sale............   2,864.1            2,707.0
Equity securities, available-for-sale...........      80.7               23.4
Mortgage loans..................................     849.9              862.9
Real estate.....................................       1.9                0.5
Policy loans....................................     757.8              776.1
Other investments...............................      26.8               19.8
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total investments............................   4,581.2            4,389.7

 Cash and cash equivalents (deficit)............      (6.0)              (5.4)
 Accrued investment income......................      74.1               77.5
 Deferred tax asset.............................      70.1               68.5
 Premiums due and other receivables.............      28.1               29.5
 Other assets...................................      22.3                -
                                                 ---------------- -------------
                                                 ---------------- -------------
   Total assets designated to the Closed Block..   4,769.8            4,559.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block................  1,175.8            1,221.2

 Amounts included in other comprehensive income..     74.6               77.8
                                                 ---------------- -------------
                                                 ---------------- -------------

 Maximum future earnings to be recognized from
   Closed Block assets and liabilities........... $1,250.4           $1,299.0
                                                 ================ =============

Closed Block revenues and expenses were as follows:

                                               For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                               2003        2002        2001
                                             ---------- ---------- -------------
                                                        in millions)
 Revenues
 Premiums and other considerations.........    $ 684.3   $ 710.0     $   742.1
 Net investment income.....................      306.6     309.9         311.8
 Net realized/unrealized capital losses....       (6.6)    (40.8)        (19.7)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total revenues..........................      984.3     979.1       1,034.2

 Expenses
 Benefits, claims and settlement
   expenses................................      557.4     583.3         614.4
 Dividends to policyholders................      298.6     305.2         305.8
 Operating expenses........................        8.3      12.3          12.7
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
   Total expenses..........................      864.3     900.8         932.9
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........      120.0      78.3         101.3
 Income taxes..............................       39.5      25.2          33.5
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block        80.5      53.1          67.8
   expenses and income taxes...............
 Funding adjustment charges................      (31.9)     (3.5)         (7.6)
                                             ---------- ---------- -------------
                                             ---------- ---------- -------------
 Closed Block revenue, net of Closed Block     $  48.6   $  49.6     $    60.2
   expenses, income tax and funding
   adjustment charges......................
                                             ========== ========== =============

The change in maximum future earnings of the Closed Block was as follows:

                                                As of December 31,
                                    -----------------------------------------
                                    -----------------------------------------
                                          2003                      2002
                                    --------------------  -------------------
                                                   (in millions)

 Beginning of year..................   $ 1,299.0                  $ 1,348.6
 End of year........................     1,250.4                    1,299.0
                                    --------------------  -------------------
                                    --------------------  -------------------
 Change in maximum future earnings..   $   (48.6)                 $   (49.6)
                                    ====================  ===================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2003, 2002 and 2001 were as follows (in millions):

                                                     As of December 31,
                                        ----------------------------------------
                                        ----------------------------------------
                                         2003           2002            2001
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------

Balance at beginning of year..........  $1,374.4       $1,322.3        $1,333.3
Cost deferred during the year.........     337.4          314.8           249.0
Amortized to expense during the year..    (144.0)        (141.1)         (198.5)
Effect of unrealized gains............     (48.2)        (121.6)          (61.5)
                                        ----------- ------------- --------------
                                        ----------- ------------- --------------
Balance at end of year................  $1,519.6       $1,374.4        $1,322.3
                                        =========== ============= ==============

11. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows (in millions):

                                                          As of December 31,
                                                      -------------------------
                                                      -------------------------
                                                           2003       2002
                                                      -------------------------
                                                      -------------------------
 Liabilities for investment-type contracts:
   Guaranteed investment contracts...................  $12,868.3   $13,894.4
   Funding agreements................................    9,336.2     6,246.3
   Other investment-type contracts...................    1,563.4     1,775.3
                                                      -------------------------
 Total liabilities for investment-type contracts.....   23,767.9    21,916.0

 Liabilities for individual annuities................    3,486.2     2,900.4
 Universal life and other reserves...................    1,636.5     1,480.9
                                                      -------------------------
 Total contractholder funds..........................  $28,890.6   $26,297.3
                                                      =========================

Our guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

Funding agreements include those issued domestically directly to nonqualified institutional investors, as well as to two separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. Due to our adoption of FIN 46 in July 2003, we are no longer required to consolidate this program. As of December 31, 2003 and 2002, $3,618.7 million and $3,583.5 million, respectively, are outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under another program to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The $7.0 billion represents a $3.0 billion increase over the authorization amount we had at the end of 2002. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2003 and 2002, $5,613.4 million and $2,555.0 million, respectively, are outstanding under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                         For the year ended December 31,
                                 -----------------------------------------------
                                 -----------------------------------------------
                                       2003           2002            2001
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------

 Balance at beginning of year..      $   699.3       $  714.8       $   705.0

 Incurred:
   Current year................        1,572.3        1,588.3         1,597.1
   Prior years.................          (24.7            0.6           (17.5)
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total incurred................        1,547.6        1,588.9         1,579.6

 Payments:
   Current year................        1,304.6        1,333.2         1,283.2
   Prior years.................          236.5          271.2           286.6
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total payments................        1,541.1        1,604.4         1,569.8

 Balance at end of year:
   Current year................          267.7          255.1           313.9
   Prior years.................          438.1          444.2           400.9
                                 -------------- --------------- ----------------
                                 -------------- --------------- ----------------
 Total balance at end of year..      $   705.8       $  699.3       $   714.8
                                 ============== =============== ================

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $(24.7) million, $0.6 million and $(17.5) million for the year ended December 31, 2003, 2002 and 2001, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2003, 2002 and 2001, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $26.4 million, $22.0 million and $23.3 million, and related reinsurance recoverables of $2.5 million, $2.0 million and $1.4 million in 2003, 2002 and 2001, respectively, which are not included in the rollforward above.

12. Debt

Short-Term Debt

The components of short-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                  As of December 31,
                                         --------------------------------------
                                         --------------------------------------
                                                2003               2002
                                         ------------------- ------------------
                                         ------------------- ------------------

PRMCR secured liquidity notes...........     $   215.0          $      -
PRMCR fixed term notes..................         400.0                 -
Mortgage servicing rights financing.....         300.0                 -
Intercompany revolving line of credit...         487.0               875.3
Nonrecourse short-term debt.............         276.0               368.6
                                         ------------------- ------------------
                                         ------------------- ------------------
Total short-term debt...................     $ 1,678.0          $  1,243.9
                                         =================== ==================

As of December 31, 2003, we had credit facilities with various financial institutions in an aggregate amount of $4.0 billion, which consisted of a $2.2 billion PRMCR credit facility and $1.8 billion in other credit facilities. We consolidated PRMCR in July 2003 as a result of adopting FIN 46. See Note 5 for more information regarding PRMCR. PRMCR can use the $2.2 billion credit facility to issue short-term debt. As of December 31, 2003, PRMCR had $215.0 million of short-term secured liquidity notes outstanding under this facility. All borrowings are collateralized by the assets of PRMCR. Of our other remaining credit facilities, as of December 31, 2003 and 2002, we had $975.9 million and $526.2 million of outstanding borrowings, with $1.0 billion and $436.8 million of assets pledged as support, respectively. Assets pledged consisted primarily of mortgage servicing rights, commercial mortgages and securities. Our credit facilities also include a $600.0 million back-stop facility to provide 100% support for our commercial paper program, of which there were no outstanding balances as of December 31, 2003 and 2002.

PRMCR's $400.0 million outstanding short-term debt in fixed term notes as of December 31, 2003, was originally issued under a separate credit facility for long-term borrowings. Due to a maturity date of less than twelve months at the time of consolidation in July 2003, the fixed term notes were classified as short-term debt. See the Long-Term Debt section for further discussion.

Our short-term debt also consists of a payable to PFSI of $487.0 million and $875.3 million as of December 31, 2003 and 2002, respectively. Interest paid on intercompany debt was $10.4 million and $19.9 million during 2003 and 2002, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2003 and 2002, were 2.9% and 1.8%, respectively. Excluding PRMCR, the weighted-average interest rates on short-term borrowings as of December 31, 2003, was 1.6%.

Long-Term Debt

The components of long-term debt as of December 31, 2003 and 2002, were as follows (in millions):

                                                       As of December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2003               2002
                                              ------------------- --------------
                                              ------------------- --------------

7.875% surplus notes payable, due 2024.......         199.0               199.0
8% surplus notes payable, due 2044...........          99.2                99.1
PRMCR medium term notes......................       1,200.0                 -
PRMCR equity certificates....................         193.0                 -
Nonrecourse mortgages and notes payable......         211.9               158.0
Other mortgages and notes payable............          71.4               122.6
                                              ------------------- --------------
Total long-term debt.........................      $1,974.5              $578.7
                                              =================== ==============

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

At December 31, 2003, PRMCR had a $1.8 billion credit facility for long-term debt, of which $1.4 billion of long-term debt was outstanding ($1,200.0 million in medium term notes and $193.0 million in equity certificates). In 2001, $1,600.0 million in medium term notes were issued under this facility, of which $1,200.0 million was classified as long-term debt on our consolidated statement of financial position as of December 31, 2003. The remaining $400.0 million in medium term notes were classified as short-term debt at the time of consolidation in July 2003 due to the maturity date ending in less than twelve months. Maturities for the long-term portion are three years for $400.0 million and five years for $800.0 million. The three-year medium term notes have a fixed rate. The five-year medium term notes pay interest based on LIBOR plus a spread. The weighted average interest rate on the medium term notes classified as long-term debt was 2.46% at December 31, 2003. Equity certificates were issued in 2000 and 2001, of which $193.0 million remains as outstanding long-term debt as of December 31, 2003. The equity certificates have a five-year maturity and pay interest based on LIBOR plus a spread. The weighted average interest rate on the equity certificates was 2.86% at December 31, 2003. All PRMCR borrowings are collateralized by the assets of PRMCR.

On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. For each of the years ended December 31, 2003, 2002 and 2001, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at our election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $192.5 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2002, range from $0.2 million to $100.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $319.2 million and $260.4 million as of December 31, 2003 and 2002, respectively.

At December 31, 2003, future annual maturities of the long-term debt were as follows (in millions):

2004                                                             $   450.6
2005                                                                  74.4
2006                                                                 971.3
2007                                                                  98.2
2008                                                                  76.2
Thereafter...................................................        303.8
                                                              -----------------
                                                              -----------------
Total future maturities of the long-term debt................    $ 1,974.5
                                                              =================

Cash paid for interest for 2003, 2002 and 2001, was $92.2 million, $59.4 million and $74.7 million, respectively. These amounts include interest paid on taxes during these years. Cash paid for interest in 2003 includes $37.6 million of interest paid by PRMCR.

13. Income Taxes

Our income tax expense from continuing operations was as follows (in millions):

                                              For the year ended December 31,
                                           -------------------------------------
                                           -------------------------------------
                                             2003         2002         2001
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Current income taxes (benefit):
   U.S. federal........................... $    72.2      $ (52.8)    $   30.0
   State and foreign......................      40.4         49.4         30.0
   Net realized/unrealized capital losses.    (121.7)       (78.1)      (210.1)
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total current income tax benefits.........      (9.1)       (81.5)      (150.1)
Deferred income taxes.....................     204.6        101.7        242.5
                                           ----------- ------------ ------------
                                           ----------- ------------ ------------
Total income taxes........................ $   195.5      $  20.2     $   92.4
                                           =========== ============ ============

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pretax income and our effective tax rate on pretax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                           For the year ended December 31,
                                        --------------------------------------
                                        --------------------------------------
                                         2003            2002         2001
                                        ------------- ------------ -----------
                                        ------------- ------------ -----------

 Statutory corporate tax rate...........   35%             35%          35%
 Dividends received deduction...........   (7)            (12)         (13)
 Interest exclusion from taxable income.   (1)             (2)          (3)
 Federal tax settlement for prior years.   (3)            (20)           -
 Other..................................   (1)              3            1
                                        ------------- ------------ -----------
 Effective tax rate.....................   23%              4%          20%
                                        ============= ============ ===========

Significant components of our net deferred income taxes were as follows (in millions):

                                                           As of December 31,
                                                        ------------------------
                                                        ------------------------
                                                            2003       2002
                                                        ----------- ------------
                                                        ----------- ------------
Deferred income tax assets (liabilities):
   Insurance liabilities................................ $   426.7  $    263.1
   Deferred policy acquisition costs....................    (494.4)     (432.0)
   Net unrealized gains on available-for-sale securities    (647.1)     (422.7)
   Mortgage loan servicing rights.......................    (482.5)     (429.6)
   Other................................................    (342.4)      (83.5)
                                                        ----------- ------------
                                                        ----------- ------------
Total net deferred income tax liabilities............... $(1,539.7) $ (1,104.7)
                                                        =========== ============

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns for 1998 and prior years. The Service has also begun to examine returns for 1999, 2000 and 2001. We believe that there are adequate defenses against or sufficient provisions for any challenges.

Net cash received (paid) for income taxes was $(122.4) million, $306.8 million and $(69.3) million in 2003, 2002 and 2001, respectively. Net cash received in 2002 was primarily due to refunds for 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

14. Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will

14. Employee and Agent Benefits (continued)

accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions, ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows (in millions):

                                                     Pension benefits        Other postretirement benefits
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                    As of December 31,            As of December 31,
                                               ----------------------------- ------------------------------
                                               ----------------------------- ------------------------------
                                                   2003           2002           2003            2002
                                               -------------  -------------- -------------- ---------------
Change in benefit obligation
Benefit obligation at beginning of year.....    $ (1,046.4)     $  (856.0)      $ (280.2)      $ (231.1)
Service cost................................         (49.0)         (36.5)         (12.3)          (9.4)
Interest cost...............................         (66.9)         (63.0)         (17.9)         (17.8)
Actuarial gain (loss).......................         (65.5)        (124.4)          55.0          (36.6)
Participant contributions...................           -              -             (2.5)          (1.5)
Benefits paid...............................          38.1           33.5            9.7            8.9
Other.......................................          (1.7)           -             (5.1)           7.3
                                               -------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $ (1,191.4)     $(1,046.4)      $ (253.3)      $ (280.2)
                                               =============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $    893.3      $   952.5       $  354.0       $  362.3
Actual return (loss) on plan assets.........         140.5          (32.2)          31.5           (2.2)
Employer contribution.......................          37.8            6.5            0.5            1.3
Participant contributions...................           -              -              2.5            1.5
Benefits paid...............................         (38.1)         (33.5)          (9.7)          (8.9)
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $  1,033.5      $   893.3       $  378.8       $  354.0
                                               =============  ============== ============== ===============

Funded (underfunded) status.................    $   (157.9)     $  (153.1)      $  125.5       $   73.8
Unrecognized net actuarial loss.............         165.6          183.7            7.3           70.7
Unrecognized prior service cost (benefit)...           6.0            5.9          (24.4)         (32.6)
Unamortized transition asset................          (0.1)          (0.5)           -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $    166.7      $   175.1       $  109.0       $  112.5
Accrued benefit liability including
   minimum liability........................        (157.0)        (139.1)          (0.6)          (0.6)
Accumulated other comprehensive income......           3.9            -              -              -
                                               -------------  -------------- -------------- ---------------
                                               -------------  -------------- -------------- ---------------
Net amount recognized.......................    $     13.6      $    36.0       $  108.4       $  111.9
                                               =============  ============== ============== ===============
                                               =============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

Employees of Professional Pensions, Inc ("PPI") are eligible for coverage under the pension plans, which was reflected in 2003. For 2002, the higher benefits and compensation limits of the Economic Growth and Tax Relief Reconciliation Act of 2001 were recognized in the accounting of the defined benefit plans.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed. These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million. Effective for 2003, we amended the method for determining postretirement retiree health plan contributions for future years. As a result of this change, the accumulated postretirement obligation decreased by $7.2 million in 2002.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from last year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $976.8 million and $837.4 million at December 31, 2003, and 2002, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                 As of December 31,
                                  ---------------------------------------------
                                  -------------------- ------ -----------------
                                         2003                         2002
                                  --------------------        -----------------
                                                   (in millions)
Projected benefit obligation......         $  224.0                  $  180.6
Accumulated benefit obligation....            157.0                     125.1

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                      As of December 31,
                                              ----------------------------------
                                              --------------- --- --------------
                                                 2003                     2002
                                              ---------------     --------------
                                                        (in millions)
Accumulated postretirement benefit obligation.  $  88.3                 $ 90.2
Fair value of plan assets.....................     84.6                   80.0

Components of net periodic benefit cost (in millions):

                                        Pension benefits                  Other postretirement benefits
                            ------------------------------------------ ------------------------------------
                            ------------------------------------------ ------------------------------------
                                 For the year ended December 31,         For the year ended December 31,
                            ------------------------------------------ ------------------------------------
                                2003          2002          2001          2003       2002         2001
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.0      $ 36.5        $  31.2       $ 12.3     $  9.4       $ 8.3
 Interest cost..............       66.9        63.0           59.3         17.9       17.8        15.6
 Expected return on plan
   assets...................      (74.8)      (84.6)         (99.2)       (25.8)     (32.8)      (32.3)
 Amortization of prior
   service cost
   (benefit)................        1.7         1.7            1.7         (3.2)      (2.7)       (2.6)
 Amortization of transition
   (asset) obligation.......       (0.5)       (2.2)         (11.5)         -          -           0.3
 Recognized net actuarial
   (gain) loss..............       17.9        (7.9)         (14.1)         2.7        0.2        (1.3)
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  60.2      $  6.5        $ (32.6)      $  3.9     $ (8.1)      $(12.0)
   (income).................
                             ========================================= ====================================

Additional information:

                                        Pension benefits benefits             Other postretirement
                                       ---------------------------    -------------------------------------
                                                         For the year ended December 31,
                                       --------------------------------------------------------------------
                                       -----------    ------------ -- ----------------    -----------------
                                          2003           2002              2003                 2002
                                       -----------    ------------    ----------------    -----------------
                                                                  (in millions)
Increase in minimum liability
   included in other comprehensive
   income...........................       $ 3.9         $  -               N/A                 N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                            Other postretirement
                                 Pension benefits                 benefits
                               ------------------------    ---------------------
                                       For the year ended December 31,
                               -------------------------------------------------
                               --------- -------------- -- ------------ --------
                               2003          2002             2003         2002
                               --------- --------------    ------------ --------
                               --------- --------------    ------------ --------

Discount rate..................6.25%         6.50%            6.25%       6.50%
Rate of compensation increase..5.00%         5.00%            5.00%       5.00%


Weighted-average assumptions used to determine net periodic benefit cost

                                          Pension benefits                Other postretirement benefits
                                  ---------------------------------    ------------------------------------
                                                      For the year ended December 31,
                                  -------------------------------------------------------------------------
                                    2003        2002       2001           2003        2002         2001
                                  ---------- ----------- ----------    ----------- ------------ -----------
                                  ---------- ----------- ----------    ----------- ------------ -----------

Discount rate..................     6.50%      7.50%       8.00%         6.50%        7.50%       8.00%
Expected long-term return on
   plan assets.................     8.50%      9.00%       9.00%         7.36%        9.11%       9.02%
Rate of compensation increase..
                                    5.00%      5.00%       5.80%         5.00%        5.00%       5.80%

For other postretirement benefits, the 7.36% rate for 2003 is based on the weighted average expected long-term asset returns for the health, life and long-term care plans. The expected long-term rates for the health, life and long-term care plans are 7.25%, 8.25% and 8.25%, respectively.

The expected return on plan assets is set at the long-term rate expected to be earned based on the long-term investment strategy of the plans and the various classes of the invested funds. For each asset class, a long-term asset return assumption is developed taking into account the long-term level of risk of the asset and the tax status of the plan trusts. Historical returns of multiple asset classes were analyzed to develop risk premiums for each asset class. The risk premiums take into account the long-term level of risk of the asset. A long-term risk-free real rate of return was also developed. The overall expected rate for each asset class was developed by combining a long-term inflation component, the risk-free real rate of return, and the associated risk premium. A weighted average expected long-term rate was developed based on long-term returns for each asset class and the target asset allocation of the plan.

Assumed health care cost trend rates
                                                      For the year ended
                                                          December 31,
                                                   -------------------------
                                                   ----------- -- ----------
                                                      2003            2002
                                                   -----------    ----------
                                                   -----------    ----------
Health care cost trend rate assumed for next year..   12.5%          15.0%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) ..............    5.0%           5.0%
Year that the rate reaches the ultimate trend rate.   2010            2009

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                          1-percentage-    1-percentage-
                                         point increase    point decrease
                                         --------------- ----------------

Effect on total of service and
   interest cost components.                  $   9.5        $   (7.4)
Effect on accumulated postretirement
   benefit obligation.                           38.1           (31.1)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category are as follows:

                                              Plan assets as of October 1,
                                         ---------------------------------------
                                         ---------------------------------------
                                                2003                2002
                                         ------------------- -------------------
Asset category
Domestic equity securities.............          58%                 41%
International equity securities........          10                  14
Domestic debt securities...............          27                  40
Real estate............................           5                   5
                                         ------------------- -------------------
                                         ------------------- -------------------
   Total                                        100%                100%
                                         =================== ===================

Our investment strategy is to achieve the following:
 o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
 o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
 o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                                            Target allocation
                                                     --------------------------
Domestic equity securities.........................            40%-60%
International equity securities....................             5%-15%
Domestic debt securities...........................            20%-30%
International debt securities......................             0%-7%
Real estate........................................             3%-10%
Other..............................................             0%-7%

For 2003 and 2002, respectively, the plan assets include $66.8 million and $79.4 million in PFG stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of Principal Mutual Holding Company's demutualization. For 2001, the value of the stock received in the demutualization was $56.7 million, which was amortized over the remaining service period of plan participants. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category are as follows:

                                       Plan assets as of October 1,
                                  ----------------------------------------
                                  ----------------------------------------
                                         2003                 2002
                                  -------------------- -------------------
                                  --------------------
Asset category
Equity securities................         47%                  40%
Debt securities..................         53                   60
                                  -------------------- -------------------
   Total.........................        100%                 100%
                                  ==================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                                      Target allocation
                                                --------------------------
                                                --------------------------
Equity securities.............................            40-60%
Debt securities...............................            40-60%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan, but with respect to our retiree health, life and long-term care plans.

In 2001, as a result of Principal Mutual Holding Company's demutualization, the other postretirement benefit plans received $11.3 million in compensation, which was used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

Contributions

We expect to contribute roughly $1.0 million to our other postretirement benefit plans in 2004. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2004 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans (in millions).

                                                      For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2003                                     2002
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified                Qualified  Nonqualified
                                  plan        plans        Total         plan         plans         Total
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------

Benefit obligation, end of
   the year.................     $ (967.4)   $ (224.0)    $(1,191.4)    $ (865.8)    $(180.6)     $(1,046.4)
Fair value of plan assets,
   end of the year..........      1,033.5         -         1,033.5        893.3         -            893.3
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        66.1      (224.0)       (157.9)        27.5      (180.6)        (153.1)
Unrecognized net actuarial
   loss......................        85.5        80.1         165.6        132.1        51.6          183.7
Unrecognized prior service
   cost (benefit) ...........        15.3        (9.3)          6.0         17.4       (11.5)           5.9
Unrecognized transition
   (asset) liability.........        (0.2)        0.1          (0.1)        (1.9)        1.4           (0.5)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6     $  175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........    $  166.7    $    -       $   166.7      $ 175.1     $   -        $   175.1
Accrued benefit liability
   including minimum
   liability.................         -        (157.0)       (157.0)         -        (139.1)        (139.1)
Accumulated other
   comprehensive income......         -           3.9           3.9          -           -              -
                              --------------------------------------- -----------------------------------------
Net amount recognized........    $  166.7    $ (153.1)    $    13.6      $ 175.1     $(139.1)     $    36.0
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................    $   41.5    $    7.5     $    49.0      $  31.4     $   5.1      $    36.5
 Interest cost...............        55.4        11.5          66.9         52.1        10.9           63.0
 Expected return on plan
   assets....................       (74.8)        -           (74.8)       (84.6)        -            (84.6)
 Amortization of prior
   service cost (benefit) ..          3.7        (2.0)          1.7          2.9        (1.2)           1.7
 Amortization of transition
   (asset) obligation........        (1.6)        1.1          (0.5)        (3.2)        1.0           (2.2)
 Recognized net actuarial
   (gain) loss...............        14.3         3.6          17.9         (8.8)        0.9           (7.9)
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost
   (income)..................    $   38.5    $   21.7     $    60.2      $ (10.2)    $  16.7      $     6.5
                              ======================================= =========================================
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants could not contribute more than $12,000 of their compensation to the plans in 2003. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.5 million, $20.2 million and $18.9 million in 2003, 2002 and 2001, respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $3.7 million, $3.5 million and $1.5 million in 2003, 2002 and 2001, respectively, to our nonqualified defined contribution plans.

As a result of Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

On December 8, 2003 the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act") was signed into law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D), as well as a federal subsidy to sponsors of retiree health benefits. The benefit obligations and net periodic postretirement benefit costs do not reflect the effects of the Act on the retiree medical plans in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require us to change previously reported information. We believe our plan would be actuarially equivalent to the new Medicare Part D prescription drug plan and thus would be eligible for the federal subsidy. However, it is anticipated that the plan would need to be amended to clarify how the plan would operate with respect to the new legislation. The Act will be reflected once the plan is amended or FASB issues finalized guidance on accounting for the impact of the Act.

15. Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance and mortgage banking. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Principal Life was a defendant in two class-action lawsuits that alleged improper sales practices. A number of persons and entities who were eligible to be class members excluded themselves from the class (or "opted out"), as the law permits them to do. Some of those who opted out from the class filed individual lawsuits making claims similar to those addressed by the class-action lawsuits. The two class-action lawsuits and the majority of the opt-out claims have been settled and dismissed with prejudice. The remaining opt-out claims are not expected to have a material impact on our business, financial condition or net income.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2003, was $175.9 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was insignificant.

In the normal course of business, we are subject to indemnification obligations related to the sale of residential mortgage loans. Under these indemnifications, we are required to repurchase certain mortgage loans that fail to meet the standard representations and warranties included in the sales contracts. The amount of our exposure is based on the potential loss that may be incurred if the repurchased mortgage loans are processed through the foreclosure process. Based on historical experience, total mortgage loans repurchased pursuant to these indemnification obligations are estimated to be approximately 0.04% of annual mortgage loan production levels. Total losses on the mortgage loans repurchased are estimated to approximate 25% of the unpaid principal balance of the related mortgage loans. As of December 31, 2003, $5.9 million has been accrued for representing the fair value of such indemnifications issued after January 1, 2003, in accordance with FASB's Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.

We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily divestitures, the sale of servicing rights in our mortgage banking business, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations. Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was insignificant.

Securities Posted as Collateral

We posted $756.4 million in mortgage-backed securities under collateral agreements at December 31, 2003, to satisfy collateral requirements associated with our mortgage banking company and derivatives credit support agreements.

16. Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization described in
Note 1, PFG issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

The components of accumulated other comprehensive income (loss) were as follows (in millions):

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains        Foreign
                                       on         (losses) on    currency      Minimum    Accumulated other
                                available-for-sal e derivative    translation    pension      comprehensive
                                   securities      instruments   adjustment    liability     income (loss)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------

Balances at January 1, 2001...        $ 125.4          $ (4.3)       $(33.0)      $  -             $   88.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          510.7                           -             -               510.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           (5.0)            -             -             -                (5.0)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (61.3)            -             -             -               (61.3)
   Unearned revenue reserves..            4.3             -             -             -                 4.3
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (46.0)          -             -               (46.0)
Dividends to parent...........           (1.3)            -            11.1           -                 9.8
Provision for deferred income
   tax benefit (expense)......         (160.5)           16.1           -             -              (144.4)
Net change in unrealized
   gains and losses on equity
   method subsidiaries and
   minority interest                                      -                           -
   adjustments................            2.5                           -                               2.5
Change in net foreign
   currency translation
   adjustment.................            -               -            23.9           -                23.9
Cumulative effect of
   accounting change, net of
   related income taxes.......           20.9           (24.0)        (11.1)          -               (14.2)
                                ----------------- ------------------------------------------------------------
                                ----------------- ------------------------------------------------------------
Balances at December 31, 2001.        $ 435.7                        $ (9.1)                       $  368.4
                                                       $(58.2)                    $   -

                                                       Net
                                 Net unrealized    unrealized
                                 gains (losses)       gains          Foreign                         Accumulated
                                 on available-    (losses) on       currency        Minimum              other
                                    for-sale       derivative      translation       pension        comprehensive
                                   securities      instruments      adjustment      liability       income (loss)
                                ------------------ ------------------------------------------------------------------
                                ------------------ ------------------------------------------------------------------

Balances at January 1, 2002...         $435.7        $  (58.2)           $(9.1)       $    -          $368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                            -
   available-for-sale.........          806.3                              -               -           806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4             -                -               -            63.4
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)            -                -               -          (121.6)
   Unearned revenue reserves..            6.4             -                -               -             6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             (77.6)             -               -           (77.6)
Net change in unrealized
   gains (losses) on
   policyholder dividend                                  -
   obligation.................          (33.6)                             -               -           (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)           27.2              -               -          (226.1)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (2.5)            -                -               -            (2.5)
Change in net foreign
   currency translation
   adjustment.................            -               -                2.0             -             2.0
                                ------------------ -----------------------------------------------------------
                                ------------------ -----------------------------------------------------------
Balances at December 31, 2002.         $900.8                            $(7.1)                       $785.1
                                                     $ (108.6)                         $   -

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                 on available-    (losses) on     currency      Minimum    Accumulated other
                                    for-sale       derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability     income (loss)
                                ------------------------------------------------------------------------------

Balances at January 1, 2003...      $   900.8        $(108.6)          $(7.1)     $  -            $    785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........          677.7            -               -           -                 677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -               -           -                  12.9
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -               -           -                 (48.2)
   Unearned revenue reserves..            1.6            -               -           -                   1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3             -           -                  76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                           -           -                 (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)            -           1.4              (220.0)
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (8.4)                           -           -                  (8.4)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.1)        -                  (0.1)
Change in minimum pension
   liability..................            -              -               -          (3.9)               (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -               -           -                   9.1

                                ------------------------------------------------------------------------------
Balances at December 31, 2003.      $ 1,285.1                          $(7.2)                     $  1,216.8
                                                     $ (58.6)                     $ (2.5)
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                          As of December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2003           2002            2001
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $562.1          $674.2         $491.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................            (126.3)         (259.5)        (234.8)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as
   adjusted............................................           $435.8          $414.7         $256.4
                                                             =============== ============== ===============

The above table is presented net of income tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2003 statutory results, we could pay approximately $701.2 million in stockholder dividends in 2004 without exceeding the statutory limitation.

17. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows (in millions):

                                                               As of December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2003                               2002
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
Assets (liabilities)
Fixed maturities, available-for-sale..   $ 35,964.0       $ 35,964.0        $ 32,752.6       $ 32,752.6
Fixed maturities, trading.............        102.9            102.9             101.7            101.7
Equity securities, available-for-sale.        669.2            669.2             348.1            348.1
Mortgage loans........................     13,175.1         14,367.4          10,829.4         12,213.6
Policy loans..........................        804.1            804.1             818.5            818.5
Other investments.....................      1,214.9          1,214.9           1,013.4          1,013.4
Cash and cash equivalents.............      1,399.7          1,399.7           1,168.5          1,168.5
Investment-type insurance contracts...    (27,254.1)       (28,299.8)        (24,816.4)       (25,660.9)
Short-term debt.......................     (1,678.0)        (1,678.0)         (1,243.9)        (1,243.9)
Long-term debt........................     (1,974.5)        (2,011.3)           (578.7)          (610.5)

18. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003 and 2002, respectively, our statutory surplus was $707.0 million and $698.7 million greater than it would have been if NAIC SAP had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. We are exploring other arrangements for the financing needs of this subsidiary, which would eliminate the pledging mentioned above.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. If the State of Iowa were to rescind its permission for the transaction described above, our regulatory total adjusted capital would not fall below the authorized control level RBC amount. At December 31, 2003, we meet the RBC requirements.

Statutory net income and statutory capital and surplus were as follows (in millions):

                              As of or for the year ended December 31,
                           -----------------------------------------------
                           -----------------------------------------------
                             2003               2002              2001
                           -------------- ----------------- --------------
                           -------------- ----------------- --------------

Statutory net income...... $   577.1          $   402.1         $   415.0
Statutory surplus.........   3,861.9            3,339.2           3,483.8

19. Segment Information

We provide financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual and group life insurance, group health insurance and individual and group disability insurance throughout the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

The Corporate and Other segment included an equity ownership interest in Coventry Health Care, Inc. The ownership interest was sold in February 2002, described further in Note 4. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $2.1 million and $20.2 million during 2002 and 2001, respectively.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
19. Segment Information (continued)

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. We allocate capital to our segments based upon an internal capital model that allows management to more effectively manage our capital. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on our tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                   As of December 31,
                                         ---------------------------------------
                                         ------------------ - ------------------
                                              2003                    2002
                                         ------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   83,832.2              $ 70,311.8
Life and Health Insurance...............      12,158.4                11,356.3
Mortgage Banking........................       5,558.8                 3,740.1
Corporate and Other ....................       2,203.3                 1,687.4
                                         ------------------   ------------------
                                         ------------------   ------------------
  Total consolidated assets............   $  103,752.7              $ 87,095.6
                                         ==================   ==================
                                         ==================   ==================

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              ------------------ - ------------------    ------------------
                                                     2003                2002                  2001
                                              ------------------   ------------------    ------------------
                                                                     (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,545.3            $ 3,690.2            $ 3,712.0
Life and Health Insurance.................            4,014.3              3,946.8              3,946.4
Mortgage Banking..........................            1,343.8              1,074.0                714.4
Corporate and Other.......................                6.2                 (3.8)               143.7
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total segment operating revenues........            8,909.6              8,707.2              8,516.5
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (103.5)              (441.0)              (506.1)
Investment income generated from IPO
  proceeds................................    -                                -                    6.3
                                              ------------------   ------------------    ------------------
                                              ------------------   ------------------    ------------------
  Total revenue per consolidated                    $ 8,806.1            $ 8,266.2            $ 8,016.7
     statements of operations.............
                                              ==================   ==================    ==================
                                              ==================   ==================    ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)

Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  436.3              $  368.5           $ 349.0
Life and Health Insurance.................              241.2                 233.1             201.2
Mortgage Banking..........................               (5.9)                 93.3              99.6
Corporate and Other ......................               21.4                  10.1              56.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              693.0                 705.0             706.7
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (59.2)               (262.7)      (308.5)
Other after-tax adjustments (1)...........               25.5                 109.8             (31.1)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  659.3              $  552.1           $ 367.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2003, other after-tax adjustments of $25.5 million included (1) the positive effect of a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million) and (2) the negative effect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

    In 2002, other after-tax adjustments of $109.8 million included (1) the positive effect of the settlement of an IRS audit issue ($138.0 million) and
    (2) the negative effects of: (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); and (c) expenses related to the demutualization ($2.0 million).

    In 2001, other after-tax adjustments of ($31.1) million included (1) the negative effects of: (a) expenses related to the demutualization ($18.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 133 ($10.7 million); and (c) an increase to a loss contingency reserve established for sales practice litigation ($5.9 million) and (2) the positive effect of investment income generated from the proceeds of the IPO ($4.1 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2003                  2002                 2001
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 137.8             $  94.4               $  79.9
Life and Health Insurance.................            122.6               122.1                 104.5
Mortgage Banking..........................             (3.8)               72.5                  62.5
Corporate and Other.......................              2.4               (11.5)                 35.5
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     259.0               277.5                 282.4
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (37.4)             (141.3)               (179.0)
Taxes related to other after-tax
   adjustments..........................              (26.1)             (116.0)                (11.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense per                      $ 195.5             $  20.2               $  92.4
     consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services (in millions):

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
                                                    2003                 2002                2001
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------
 -------------------------------------------
  U.S. Asset Management and Accumulation:
 -------------------------------------------
 Full-service accumulation................        $  1,099.5           $  1,076.5           $ 1,116.6
 -------------------------------------------
 Full-service payout......................             862.5              1,191.8             1,214.8
 -------------------------------------------
 Investment only..........................             905.9                886.4               918.1
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total pension..........................           2,867.9              3,154.7             3,249.5
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             354.9                303.8               263.3
 -------------------------------------------
 Other and eliminations...................              52.9                 49.7                33.9
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,275.7              3,508.2             3,546.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             304.0                215.4               194.9

 Eliminations.............................             (34.4)               (33.4)              (29.6)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,545.3              3,690.2             3,712.0
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------
 Life insurance...........................           1,607.7              1,629.6             1,658.7
 -------------------------------------------
 Health insurance.........................           2,104.4              2,058.3             2,061.3

 Disability insurance.....................             302.2                258.9               226.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Life and Health Insurance........           4,014.3              3,946.8             3,946.4
 -------------------------------------------
 -------------------------------------------

 -------------------------------------------
 Mortgage Banking:
 -------------------------------------------
 Mortgage loan production.................             641.3                483.9               311.4

 Mortgage loan servicing..................             702.5                590.1               403.0
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total Mortgage Banking.................           1,343.8              1,074.0               714.4
 -------------------------------------------
 -------------------------------------------


 Corporate and Other......................               6.2                 (3.8)              143.7
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $ 8,516.5
                                             ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................        $  8,909.6           $  8,707.2           $8,516.5
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues                        (103.5)              (441.0)             (506.1)
 -------------------------------------------
 Other after-tax adjustments..............               -                    -                   6.3
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
 Total GAAP revenues......................        $  8,806.1           $  8,266.2            $8,016.7
 =========================================== ==================== =================== ==================--

20. Stock-Based Compensation Plans

As of December 31, 2003, our parent, PFG, sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG common stock on the date of grant, and expire ten years after the grant date. Options granted in 2001 have cliff vesting over a three-year period. Subsequent to 2001, all options granted have graded vesting over a three-year period.

In 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

In 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. At December 31, 2003, we recorded $0.1 million in compensation expense related to the plan.

PFG also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2003, 2002 and 2001, we recorded compensation expense of $6.6 million, $3.0 million and $11.1 million, respectively, related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. For 2001, 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of PFG stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

In 2001, compensation expense was recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $20.3 million, $9.1 million and $0.01 million for 2003, 2002 and 2001, respectively.

The weighted-average estimated fair value of stock options granted during 2003, 2002 and 2001, using the Black-Scholes option valuation model was $10.64, $10.18 and $6.07 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                     2003              2002           2001
                                -------------    -------------    -------------
                                                                  -------------
Dividend yield............
                                       .91    %          .91   %        1.12   %
                                =============    =============    =============
                                                                  =============
Expected volatility.......
                                     38.6     %        32.5    %       37.5    %
                                =============    =============    =============
                                                                  =============
Risk-free interest rate...            3.1
                                              %         4.7    %        3.7    %
                                =============    =============    =============
                                                                  =============
Expected life (in years)..
                                      6                 6               3
                                =============    =============    =============

The fair value of the employees' purchase rights, which represent a price equal to 15% of the share's fair market value under the Stock Purchase Plan, was $1.6 million in 2001.

21. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2003 and 2002:

                                                               For the three months ended
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                         -----------------------------------------------------------------------
                                                                     (in millions)
2003
  Total revenues........................     $2,164.0         $2,242.0           $2,070.6          $2,329.5
  Total expenses........................      1,968.3          1,990.1            1,865.7           2,123.8
  Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        139.6            179.9              154.4             188.8
  Net income............................        139.6            179.9              151.0             188.8

2002
  Total revenues........................     $2,102.3         $2,169.9           $1,880.2          $2,113.8
  Total expenses........................      1,773.6          2,049.8            1,847.9           2,018.0
   Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        228.2             98.8               32.9             196.8
  Net income............................        223.6             98.8               32.9             196.8

                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the ten years ended December 31, 2003.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                           December 31, 2003.
                          Statement of Operations for the year ended
                            December 31, 2003.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2003 and 2002.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2003 and 2002.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2003, 2002 and 2001.
                          Consolidated Statements of Financial Position,
                            December 31, 2003 and 2002.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2003, 2002 and 2001.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2003, 2002 and 2001.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2003*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2003, 2002 and 2001 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2003, 2002 and 2001 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP*
                 (10b) Powers of Attorney*
                 (11)  Financial Statement Schedules*
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           Multifoods
 Director                                  110 Cheshire Lane, Suite 300
 Member, Human Resources                   Minnetonka, MN  55305
    Committee


 DAVID J. DRURY                            4633 156th Street
 Director                                  Waukee, IA  50263
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 VICTOR. H. LOEWENSTEIN                    Avenue Wellington 146
 Director                                  B-1180
 Member, Nominating and Governance         Brussels, Belgium
   Committee

 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Member, Nominating and Governance         1225 17th Street, Ste 1660
   Committee                               Denver, CO  80202


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         PAUL FRANCIS BOGNANNO              Senior Vice President
         GARY MERLYN CAIN                   Senior Vice President Life and Health Division
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d.   JF Molloy & Associates, Inc.

          e.   Molloy Medical Management Company, Inc.

          f.   Molloy Wellness Company

          g.   Molloy Actuarial and Consulting Corporation

          h.   Capstone Insurance Group, Inc.

          i. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          j. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          k. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          l. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          m. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          n. Principal Financial Services (Australia), Inc. an Iowa holding company.

          o. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          p. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          q.   Principal International de Chile, S.A. (Chile) a holding company.

          r. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          s. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          d.   Principal Trust Company (Asia) Limited an Asia trust company.

          e.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          f. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          g.   BCI Group, LLC (Delaware) a limited liability company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 19.36% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on April 7, 2004.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.20% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Equity Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 26.92% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal International Fund, Inc. (a Maryland Corporation) 15.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.30% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 8.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 5.96% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 15.16% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.10% of shares  outstanding of the Bond & Mortgage  Securities
               Fund,
               9.72% of shares outstanding of the Capital Preservation Fund, 0.01% of shares outstanding of the Government Securities Fund,
               0.03%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.05% of shares outstanding of the High Quality Short-Term Bond Fund,
               26.94% of shares outstanding of the International Emerging Markets Fund,
               15.05% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 95.66% of shares outstanding of the LargeCap Blend Fund I, 21.91% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 21.85% of shares outstanding of the LargeCap Value Fund, 0.05% of shares outstanding of the MidCap Blend Fund, 0.24% of shares outstanding of the MidCap Growth Fund, 0.02% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 100.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 12.13% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               56.73% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 4.58% of shares outstanding of the Partners MidCap Growth Fund, 100.00% of shares outstanding of the Partners MidCap Growth Fund I,
               1.87% of shares outstanding of the Partners MidCap Value Fund, 100.00% of shares outstanding of the Partners MidCap Value Fund I,
               16.36% of shares outstanding of the Partners SmallCap Blend Fund, 2.21% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 11.66% of shares outstanding of the Partners SmallCap Value Fund I,
               0.07% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.06% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 14.27% of shares outstanding of the SmallCap Blend Fund, 14.12% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.35% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 7, 2004.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on April 7, 2004: Asset Allocation, Balanced, Bond, Capital
               Value, Equity Growth, Equity Income, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Tactical Asset Management Pty Limited (Australia) a company that engages in management of futures positions.

          b.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          c. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          d. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          b. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. an Australia holding company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong)

          a.   Dao Heng Fund Management Limited (Hong Kong)

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          c.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          g.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          h. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Principal Development Associates, Inc. (a California Corporation)
               a   corporation   that  engages  in  real  estate  joint  venture
               transactions with developers.

          f. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          g. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          h.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          i. Principal Delaware Name Holding Company, Inc. (Delaware) a corporation which is currently inactive.

          j. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          n. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          o. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          p. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          q. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans..

          r. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          s. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Executive Benefit Services, Inc.:

          a.   Executive  Broker  Dealers   Services,   LLC  (a  North  Carolina
               Corporation) A limited liability company anticipated to be a registered broker-dealer.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) currently inactive.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Delaware a limited liability company which purchases and holds residential mortgage loans.

          d.   Principal  Residential  Mortgage  Servicing,   LLC  (Delaware)  a
               limited liability company which acquires mortgage servicing rights.

          e. Principal Residential Mortgage Capital Resources, LLC (Delaware) a limited liability company formed in 2000 for the limited purposes of holding, financing and selling mortgage loans acquired on a servicing released basis from Presidential Residential Mortgage, Inc. pending sales of the loans to third parties, primarily Freddie Mac, Fannie Mae and Ginnie Mae.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer, limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. Principal Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

Item 27.  Number of Contractowners - As of: March 31, 2004

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           44                   6
          Pension Builder Contracts               315                 188
          Personal Variable Contracts             297                  13
          Premier Variable Contracts            1,074                  48
          Flexible Variable Annuity Contract   55,325              55,325
          Freedom Variable Annuity Contract     1,416               1,416

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,897,344
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2004

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/29/2004
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/29/2004
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/29/2004
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/29/2004
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/29/2004
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/29/2004
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/29/2004
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/29/2004
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/29/2004
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/29/2004
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/29/2004
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/29/2004
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                        04/29/2004
--------------------
V. H. Loewenstein


  (A. K. Mathrani)*            Director                        04/29/2004
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/29/2004
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/29/2004
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to variable annuity contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate Account B on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this
 1st    day  of   April                , 2004.
-------         -----------------------  ----

                                                /s/ A. K. Mathrani
                                           -------------------------------------
                                           A. K. Mathrani